As filed with the Securities and Exchange Commission on May 1, 2008
================================================================================


                                File No. 333-99191


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No.

                       [X] Post-Effective Amendment No. 9


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                       [X]     Amendment No. 32

                        (Check appropriate box or boxes)

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1877

                             Richard M. Ellery, Esq.
                            Associate General Counsel
                     American United Life Insurance Company
                              One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)


                                   Copies to:
                              Keith Robinson, Esq.
                           Dechert 1775 Eye St., N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective (Check appropriate Space)

         immediately upon filing pursuant to paragraph (b) of Rule 485
_____
X
_____    on  May 1, 2008    pursuant to paragraph (b) of Rule 485
            ---------------

_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed amendment.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Condensed Financial Information
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Account
                                            Values During the Accumulation
                                            Period; Distributions; Summary
 8. Annuity Period .......................  Distributions
 9. Death Benefit ........................  Distributions
10. Purchases and Contract Values ........  Premiums and Account Values During
                                            the Accumulation Period
11. Redemptions ..........................  Distributions
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information


PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Distributions
23. Financial Statements .................  Financial Statements

PART C - OTHER INFORMATION
Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control with Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures

[GRAPHIC OF AMERICAN UNITED LIFE INSURANCE COMPANY(R)]

                                 S  T  A  R  P  O  I  N  T

                   PROSPECTUS FOR:

                      INDIVIDUAL FLEXIBLE PREMIUM
                      DEFERRED VARIABLE ANNUITY

                      May 1, 2008

                   SPONSORED BY:

                      American United Life Insurance Company(R)
                      One American Square
                      P.O. Box 7127
                      Indianapolis, IN 46206-7127

                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                                   PROSPECTUS

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                    STARPOINT
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY
                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
        ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282, (317) 285-1877
                        VARIABLE PRODUCTS SERVICE OFFICE:
  P.O. BOX 7127, INDIANAPOLIS, INDIANA 46282-7127, (800) 537-6442, WWW.AUL.COM

This Prospectus describes individual variable annuity Contracts (the "Contracts") offered by American United Life Insurance Company(R)("AUL") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), which provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:

   AIM Variable Insurance Funds
   Alger American Fund
   AllianceBernstein Variable Products Series Fund, Inc.
   American Century(R) Variable Portfolios, Inc.
   Calvert Variable Series, Inc.
   Columbia Funds Variable Insurance Trust
   Dreyfus Investment Portfolios
   Dreyfus Variable Investment Fund
   Fidelity(R) Variable Insurance Products Freedom Funds
   Fidelity(R) Variable Insurance Products Funds
   Franklin Templeton Variable Insurance Products Trust
   Janus Aspen Series
   Neuberger Berman Advisers Management Trust
   Old Mutual Insurance Series Fund
   OneAmerica Funds, Inc.
   Pioneer Variable Contracts Trust
   T. Rowe Price Equity Series, Inc.
   Royce Capital Fund
   T. Rowe Price Fixed Income Series, Inc.
   Timothy Plan(R) Portfolio Variable Series
   Vanguard(R) Variable Insurance Fund

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Expenses for Contracts with the Extra Credit Premium Rider may be higher than expenses for Contracts without the rider. If the rider is elected, the amount credited to the Contract may be more than offset by the additional fees and charges associated with the Extra Credit Premium Rider.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1,2008.

                                TABLE OF CONTENTS

Description                                                             Page
DEFINITIONS .........................................................      4
SUMMARY .............................................................      6
  Purpose of the Contracts ..........................................      6
  Types of Contracts ................................................      6
  The Variable Account and the Funds ................................      6
  Summary of the Fixed Accounts .....................................      9
    Market Value Adjusted Fixed Accounts ............................      9
    Non-Market Value Adjusted Fixed Account .........................      9
  Premiums ..........................................................      9
  Right to Examine ..................................................      9
  Transfers .........................................................      9
  Charges ...........................................................      9
  Distributions .....................................................      9
    Withdrawals .....................................................      9
    Guaranteed Minimum Withdrawal Benefit Rider .....................      9
    Loan Privileges .................................................     10
    The Death Benefit ...............................................     10
  Dollar Cost Averaging Program .....................................     10
  Portfolio Rebalancing Program .....................................     10
  Extra Credit Premium Rider ........................................     10
  Portfolio Optimization Program ....................................     10
  Other Optional Benefit Riders .....................................     10
  Contacting AUL ....................................................     11
EXPENSE TABLE ..................................................... .     11
CONDENSED FINANCIAL INFORMATION .....................................     13
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS ..............................................     19
  American United Life Insurance Company(R) .........................     19
  Variable Account ..................................................     19
  The Funds .........................................................     19
  Revenue AUL Receives ..............................................     19
  AIM Variable Insurance Funds ......................................     20
    AIM V.I. Dynamics Fund ..........................................     20
    AIM V.I. Financial Services Fund ................................     20
    AIM V.I. Global Health Care Fund ................................     20
    AIM V.I. Global Real Estate Fund ................................     21
    AIM V.I. High Yield Fund ........................................     21
    AIM V.I. Utilities Fund .........................................     21
  Alger American Fund ...............................................     21
  Alger American Growth Portfolio ...................................     21
    Alger American Small Capitalization Portfolio ...................     22
  AllianceBernstein Variable Products Series Fund, Inc. .............     22
    AllianceBernstein VPS International Growth Portfolio ............     22
    AllianceBernstein VPS International Value Portfolio .............     22
    AllianceBernstein VPS Small/Mid Cap Value Portfolio .............     22
  American Century(R) Variable Portfolios, Inc. .....................     22
    American Century(R) VP Income & Growth Portfolio ................     22
    American Century(R) VP International Portfolio ..................     22
    American Century(R) VP Ultra(R) .................................     22
    American Century(R) VP Vista(SM) .................... ...........     23
  Calvert Variable Series, Inc. .....................................     23
    Calvert Social Mid Cap Growth Portfolio .........................     23
  Columbia Funds Variable Insurance Trust ...........................     23
    Columbia Federal Securities Fund, Variable Series ...............     23
    Columbia Funds Variable Insurance Trust .........................     23
  Dreyfus Investment Portfolios .....................................     23
    Dreyfus DIP Technology Growth Portfolio .........................     23
  Dreyfus Variable Investment Fund ..................................     24
    Dreyfus VIF Appreciation Portfolio ..............................     24
  Fidelity(R) Variable Insurance Products Freedom Funds .............     24
    Fidelity(R) VIP Freedom Income Portfolio ........................     24
    Fidelity(R) VIP Freedom 2005 Portfolio ..........................     24
    Fidelity(R) VIP Freedom 2010 Portfolio ..........................     24
    Fidelity(R) VIP Freedom 2015 Portfolio ..........................     24
    Fidelity(R) VIP Freedom 2020 Portfolio ..........................     24
    Fidelity(R) VIP Freedom 2025 Portfolio ..........................     25
    Fidelity(R) VIP Freedom 2030 Portfolio ..........................     25
  Fidelity(R) Variable Insurance Products Fund ......................     25
    Fidelity(R) VIP Asset Manager(SM) Portfolio .....................     25
    Fidelity(R) VIP Contrafund(R) Portfolio .........................     25
    Fidelity(R) VIP Equity-Income Portfolio .........................     25
    Fidelity(R) VIP Growth Portfolio ................................     25
    Fidelity(R) VIP High Income Portfolio ...........................     25
    Fidelity(R) VIP Index 500 Portfolio .............................     26
    Fidelity(R) VIP Overseas Portfolio ..............................     26
  Franklin Templeton Variable Insurance Products Trust ..............     26
    Franklin Small Cap Value Securities Fund ........................     26
    Franklin Templeton VIP Founding Funds Allocation Fund ...........     26
    Templeton Global Income Securities Fund .........................     26
  Janus Aspen Series ................................................     26
    Janus Aspen Flexible Bond Portfolio .............................     26
    Janus Aspen Forty Portfolio .....................................     26
    Janus Aspen Worldwide Growth Portfolio ..........................     26
  Neuberger Berman Advisers Management Trust ........................     26
    LB AMT Short Duration Bond Portfolio (Formerly NB
      AMT Limited Maturity Bond Portfolio) ..........................     26
     Neuberger Berman AMT Regency Portfolio .........................     27
     Neuberger Berman AMT Small Cap Growth
       Portfolio (Formerly NB AMT Fasciano Portfolio) ...............     27
  Old Mutual Insurance Series Fund ..................................     27
    Old Mutual Columbus Circle Technology & Communications Portfolio      27
    Old Mutual Growth II Portfolio ..................................     27
    Old Mutual Mid-Cap Portfolio ....................................     27
    Old Mutual Small Cap Portfolio ..................................     27
  OneAmerica Funds, Inc. ............................................     27
    OneAmerica Asset Director Portfolio .............................     27
    OneAmerica Investment Grade Bond Portfolio ......................     28
    OneAmerica Money Market Portfolio ...............................     28
    OneAmerica Value Portfolio ......................................     28
  Pioneer Variable Contracts Trust ..................................     28
    Pioneer Emerging Markets VCT Portfolio ..........................     28
    Pioneer Fund VCT Portfolio ......................................     28
    Pioneer Growth Opportunities VCT Portfolio ......................     28
  Royce Capital Fund ................................................     28
    Royce Small-CapFund ............................................      28
  T. Rowe Price Equity Series, Inc. .................................     29
    T. Rowe Price Blue Chip Growth Portfolio ........................     29
    T. Rowe Price Equity Income Portfolio ...........................     29
    T. Rowe Price Mid-Cap Growth Portfolio ..........................     29
  T. Rowe Price Fixed Income Series, Inc. ...........................     29
    T. Rowe Price Limited-Term Bond Portfolio .......................     29

Description                                                             Page
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS (continued)
  Timothy Plan(R) Portfolio Variable Series .........................     29
    Timothy Plan(R) Conservative Growth Variable ....................     29
    Timothy Plan(R) Strategic Growth Variable .......................     29
  Vanguard(R) Variable Insurance Fund ...............................     29
    Vanguard(R) Diversified Value Portfolio .........................     29
    Vanguard(R) VIF Mid-Cap Index Portfolio .........................     30
    Vanguard(R) VIF Small Company Growth Portfolio ..................     30
    Vanguard(R) VIF Total Bond Market Index Portfolio ...............     30
THE CONTRACTS .......................................................     30
  General ...........................................................     30
PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD ..........     30
  Application for a Contract ........................................     30
  Premiums Under the Contracts ......................................     30
  Right to Examine Period ...........................................     31
  Allocation of Premiums ............................................     31
  Transfers of Account Value ........................................     31
  Abusive Trading Practices .........................................     31
    Late Trading ....................................................     31
    Market Timing ...................................................     31
  Dollar Cost Averaging Program .....................................     32
  Portfolio Rebalancing Program .....................................     33
  Portfolio Optimization Program ....................................     33
    The Service .....................................................     33
    The Portfolio Optimization Models ...............................     33
    Periodic Updates of the Portfolio Optimization
    Model and Notices of Updates ....................................     34
    Selecting a Portfolio Optimization Model ........................     34
    Quarterly Reports ...............................................     34
    Risks ...........................................................     34
  Contract Owner's Variable Account Value ...........................     35
    Accumulation Units ..............................................     35
    Accumulation Unit Value .........................................     35
    Net Investment Factor ...........................................     35
CHARGES AND DEDUCTIONS ..............................................     35
  Premium Tax Charge ................................................     35
  Withdrawal Charge .................................................     36
  Mortality and Expense Risk Charge .................................     36
  Annual Contract Fee ...............................................     36
  Administrative Fee ................................................     36
  Rider Charges .....................................................     37
  Other Charges .....................................................     37
  Variations in Charges .............................................     37
  Guarantee of Certain Charges ......................................     37
  Expenses of the Funds .............................................     37
DISTRIBUTIONS .......................................................     37
  Cash Withdrawals ..................................................     37
  Loan Privileges ...................................................     38
  Death Proceeds Payment Provisions .................................     38
  Standard Contractual Death Benefit ................................     39
  Enhanced Death Benefit Rider ......................................     39
  Death of the Owner ................................................     39
  Death of the Annuitant ............................................     39
  Payments from the Variable Account ................................     39
  Annuity Period ....................................................     40
    General .........................................................     40
    Fixed Payment Annuity ...........................................     40
    Variable Payment Annuity ........................................     40
    Payment Options .................................................     40
    Selection of an Option ..........................................     41
THE FIXED ACCOUNT(S) ................................................     41
  Summary of the Fixed Accounts .....................................     41
    Non-Market Value Adjusted Fixed Account .........................     41
    Market Value Adjusted Fixed Account .............................     41
  Withdrawals .......................................................     42
  Transfers .........................................................     42
  Contract Charges ..................................................     42
  Payments from the Fixed Account(s) ................................     42
MORE ABOUT THE CONTRACTS ............................................     42
  Designation and Change of Beneficiary .............................     42
  Assignability .....................................................     42
  Proof of Age and Survival .........................................     42
  Misstatements .....................................................     43
  Acceptance of New Premiums ........................................     43
  Optional Benefits .................................................     43
    Earnings Benefit Rider ..........................................     43
    Enhanced Earnings Benefit Rider .................................     43
    Enhanced Death Benefit Rider ....................................     43
    Extra Credit Premium Rider ......................................     43
    Guaranteed Minimum Annuitization Benefit Rider ..................     44
    Guaranteed Minimum Withdrawal Benefit Rider .....................     44
    General Provisions of Both Guaranteed Minimum
      Withdrawal Benefit Riders .....................................     44
    Guaranteed Return of Premium Rider ..............................     46
    Long Term Care Facility and Terminal Illness Benefit Rider ......     46
    Withdrawal Charge Reduction Rider ...............................     46
FEDERAL TAX MATTERS .................................................     46
  Introduction ......................................................     46
  Diversification Standards .........................................     47
  Taxation of Annuities in General - Non-Qualified Plans ............     47
  Additional Considerations .........................................     48
  Qualified Plans ...................................................     48
  Qualified Plan Federal Taxation Summary ...........................     50
  403(b) Programs - Constraints on Withdrawals ......................     50
  401 or 403(b) Programs - Loan Privileges ..........................     50
OTHER INFORMATION ...................................................     51
  Voting of Shares of the Funds .....................................     51
  Substitution of Investments .......................................     51
  Changes to Comply with Law and Amendments .........................     52
  Reservation of Rights .............................................     52
  Periodic Reports ..................................................     52
  Legal Proceedings .................................................     52
  Legal Matters .....................................................     52
  Financial Statements ..............................................     52
STATEMENT OF ADDITIONAL INFORMATION .................................     53
PROSPECTUS EXHIBIT 1 - FORM ADV PART II .............................     53

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b)PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken. Account Value will be reduced by any unvested credits applied for the Extra Credit Premium Rider (if chosen) upon exercise of the right to examine or withdrawal.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BENEFIT BASE - An amount initially used to determine the Guaranteed Annual Withdrawal Amount. The Benefit Base will increase or decrease as described under the provisions of the Guaranteed Minimum Withdrawal Benefit rider.

BUSINESS DAY - A day on which AUL's Corporate office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but, AUL may not be open for business on other days.

CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable Market Value Adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first (1st) Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIRST YEAR PREMIUM - Premium received by AUL from a Contract Owner with an effective date in the first (1st) Contract Year.

FIXED ACCOUNT - An account that is part of AUL's General Account, and is not part of or dependent on the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Account Value as of the first withdrawal, in the first Contract Year, and 12 percent of the Account Value as of the most recent Contract Anniversary thereafter.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT
("GAWA") - The maximum amount that may be withdrawn each year without reducing the GAWA for subsequent Contract Years.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT
("GAWA") PERCENTAGE - The percentage that is multiplied by the Benefit Base to determine GAWA. The percentage is shown on the Rider Specifications Page.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may beone (1), three (3), five
(5), seven (7), or ten (10) years in length or other duration offered from time to time by AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

NET CASH VALUE - Cash Value less outstanding loan and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S)- The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at AUL's Corporate office in a form that is acceptable to AUL.

SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund Portfolio.

SPOUSE - For purposes of the Lifetime and Spouse Guaranteed Minimum Benefit Withdrawal Rider, the Spouse shall mean the person who is legally recognized as the Spouse of the Contract Owner under the laws of the state in which the Contract Owner permanently resides at the time of the first (1st) withdrawal. Any benefit due under this Rider and the continuation of this Rider are extended to this Spouse only.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The Valuation Period begins at the close of one (1) Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 p.m. EDT, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 p.m. EDT if the NYSE closes earlier than 4:00 p.m. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

                                     SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the annuity Contract. A variable annuity Contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and annuity benefits offered by the Contracts.

TYPES OF CONTRACTS

AUL offers Flexible Premium Contracts where Premium payments may vary in amount and frequency, subject to the limitations described herein.

THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Portfolios of the following Funds:

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO         FUND                                  INVESTMENT ADVISOR
----------------------------         ----                                  ------------------
AIM V.I. Dynamics Fund               AIM Variable Insurance Funds          AIM Funds Management Inc. (AIM Funds
                                                                             Management Inc. anticipates changing its name
                                                                             to Invesco Trimark Investment Management
                                                                             Inc. on or prior to December 31, 2008); Invesco
                                                                             Global Asset Management (N.A.), Inc.; Invesco
                                                                             Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                             Management, Inc.; Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited; Invesco
                                                                             Asset Management (Japan) Limited; Invesco
                                                                             Asset Management Deutschland, GmbH; and
                                                                             Invesco Australia Limited
AIM V.I. Financial Services Fund     AIM Variable Insurance Funds          AIM Funds Management Inc. (AIM Funds
                                                                             Management Inc. anticipates changing its name
                                                                             to Invesco Trimark Investment Management
                                                                             Inc. on or prior to December 31, 2008); Invesco
                                                                             Global Asset Management (N.A.), Inc.; Invesco
                                                                             Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                             Management, Inc.; Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited; Invesco
                                                                             Asset Management (Japan) Limited; Invesco
                                                                             Asset Management Deutschland, GmbH; and
                                                                             Invesco Australia Limited
AIM V.I. Global Health Care Fund     AIM Variable Insurance Funds          AIM Funds Management Inc. (AIM Funds
                                                                             Management Inc. anticipates changing its name
                                                                             to Invesco Trimark Investment Management
                                                                             Inc. on or prior to December 31, 2008); Invesco
                                                                             Global Asset Management (N.A.), Inc.; Invesco
                                                                             Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                             Management, Inc.; Invesco Hong Kong Limited;
                                                                             Invesco Asset Management Limited; Invesco
                                                                             Asset Management (Japan) Limited; Invesco
                                                                             Asset Management Deutschland, GmbH; and
                                                                             Invesco Australia Limited

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO         FUND                                  INVESTMENT ADVISOR
----------------------------         ----                                  ------------------
AIM V.I. Global Real Estate Fund     AIM Variable Insurance Funds          AIM Funds Management Inc. (AIM Funds
                                                                              Management Inc. anticipates changing its name
                                                                              to Invesco Trimark Investment Management
                                                                              Inc. on or prior to December 31, 2008); Invesco
                                                                              Global Asset Management (N.A.), Inc.; Invesco
                                                                              Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                              Management, Inc.; Invesco Hong Kong Limited;
                                                                              Invesco Asset Management Limited; Invesco
                                                                              Asset Management (Japan) Limited; Invesco
                                                                              Asset Management Deutschland, GmbH; and
                                                                              Invesco Australia Limited
AIM V.I. High Yield Fund             AIM Variable Insurance Funds          AIM Funds Management Inc. (AIM Funds
                                                                              Management Inc. anticipates changing its name
                                                                              to Invesco Trimark Investment Management
                                                                              Inc. on or prior to December 31, 2008); Invesco
                                                                              Global Asset Management (N.A.), Inc.; Invesco
                                                                              Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                              Management, Inc.; Invesco Hong Kong Limited;
                                                                              Invesco Asset Management Limited; Invesco
                                                                              Asset Management (Japan) Limited; Invesco
                                                                              Asset Management Deutschland, GmbH; and
                                                                              Invesco Australia Limited
AIM V.I. Utilities Fund              AIM Variable Insurance Funds          AIM Funds Management Inc. (AIM Funds
                                                                              Management Inc. anticipates changing its name
                                                                              to Invesco Trimark Investment Management
                                                                              Inc. on or prior to December 31, 2008); Invesco
                                                                              Global Asset Management (N.A.), Inc.; Invesco
                                                                              Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                              Management, Inc.; Invesco Hong Kong Limited;
                                                                              Invesco Asset Management Limited; Invesco
                                                                              Asset Management (Japan) Limited; Invesco
                                                                              Asset Management Deutschland, GmbH; and
                                                                              Invesco Australia Limited
Alger American Growth Portfolio      Alger American Fund                   Fred Alger Management, Inc.
Alger American Small                 Alger American Fund                   Fred Alger Management, Inc.
  Capitalization Portfolio
AllianceBernstein VPS                AllianceBernstein Variable Products   AllianceBernstein L.P.
  International Growth Portfolio       Series Fund, Inc.
AllianceBernstein VPS International  AllianceBernstein Variable Products   AllianceBernstein L.P.
  Value Portfolio                      Series Fund, Inc.
AllianceBernstein VPS Small/         AllianceBernstein Variable Products   AllianceBernstein L.P.
  Mid Cap Value Portfolio              Series Fund, Inc.
American Century(R) VP Income &      American Century(R) Variable          American Century(R) Investment Management, Inc.
  Growth Portfolio                     Portfolios, Inc.
American Century(R) VP International American Century(R) Variable          American Century(R) Investment Management, Inc.
  Portfolio                            Portfolios, Inc.
American Century(R) VP Ultra(R)      American Century(R) Variable          American Century(R) Investment Management, Inc.
                                       Portfolios, Inc.
American Century(R) VP Vista(SM)     American Century(R) Variable          American Century(R) Investment Management, Inc.
                                       Portfolios, Inc.
Calvert Social Mid Cap Growth        Calvert Variable Series, Inc.         Calvert Asset Management Corporation
  Portfolio
Columbia Federal Securities Fund,    Columbia Funds Variable Insurance     Columbia Advisors
  Variable Series                      Trust
Columbia Small Cap Value Fund,       Columbia Funds Variable Insurance     Columbia Advisors
  Variable Series                      Trust
Dreyfus DIP Technology Growth        Dreyfus Investment Portfolios         Dreyfus Investments, a division of Dreyfus Service
  Portfolio                                                                  Corporation, Dreyfus Investment Portfolios
Dreyfus VIF Appreciation Portfolio   Dreyfus Variable Investment Fund      The Dreyfus Corporation, Fayez Sarofim & Co.,
                                                                             Sub-adviser, Dreyfus Variable Investment Fund
Fidelity(R) VIP Freedom Income       Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Freedom Funds
Fidelity(R) VIP Freedom 2005         Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Freedom Funds
Fidelity(R) VIP Freedom 2010         Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Freedom Funds
Fidelity(R) VIP Freedom 2015         Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Freedom Funds
Fidelity(R) VIP Freedom 2020         Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Freedom Funds
Fidelity(R) VIP Freedom 2025         Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Freedom Funds
Fidelity(R) VIP Freedom 2030         Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Freedom Funds

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO         FUND                                  INVESTMENT ADVISOR
----------------------------         ----                                  ------------------
Fidelity(R) VIP Asset Manager(SM)    Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Fund
Fidelity(R) VIP Contrafund(R)        Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Fund
Fidelity(R) VIP Equity-Income        Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Fund
Fidelity(R) VIP Growth Portfolio     Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
                                       Products Fund
Fidelity(R) VIP High Income          Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Fund
Fidelity(R) VIP Index 500            Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Fund
Fidelity(R) VIP Overseas             Fidelity(R) Variable Insurance        Fidelity(R) Management & Research Company
  Portfolio                            Products Fund
Franklin Small Cap Value             Franklin Templeton Variable           Franklin Advisory Services, LLC
  Securities Fund                      Insurance Products Trust
Franklin Templeton VIP               Franklin Templeton Variable           Franklin Advisory Services, LLC
Founding Funds Allocation Fund         Insurance Products Trust
Templeton Global Income              Franklin Templeton Variable           Franklin Advisory Services, LLC
  Securities Fund                      Insurance Products Trust
Janus Aspen Flexible Bond            Janus Aspen Series                    Janus Capital Management LLC
  Portfolio
Janus Aspen Forty Portfolio          Janus Aspen Series                    Janus Capital Management LLC
Janus Aspen Worldwide Growth         Janus Aspen Series                    Janus Capital Management LLC
  Portfolio
LB AMT Short Term Limited Bond       Neuberger Berman Advisers             Neuberger Berman Management Inc.
  Portfolio (Formerly NB AMT           Management Trust
  Limited Maturity Bond
  Portfolio)
Neuberger Berman AMT Regency         Neuberger Berman Advisers             Neuberger Berman Management Inc.
  Portfolio                            Management Trust
Neuberger Berman AMT Small Cap       Neuberger Berman Advisers             Neuberger Berman Management Inc.
  Growth Portfolio (Formerly           Management Trust
  NB AMT Fasciano Portfolio)
Old Mutual Columbus Circle           Old Mutual Insurance Series Fund      Old Mutual Capital, Inc.
  Technology & Communications
  Portfolio
Old Mutual Growth II Portfolio       Old Mutual Insurance Series Fund      Old Mutual Capital, Inc.
Old Mutual Mid-Cap Portfolio         Old Mutual Insurance Series Fund      Old Mutual Capital, Inc.
Old Mutual Small Cap Portfolio       Old Mutual Insurance Series Fund      Old Mutual Capital, Inc.
OneAmerica Asset Director            OneAmerica Funds, Inc.                American United Life Insurance Company(R)
  Portfolio
OneAmerica Investment Grade          OneAmerica Funds, Inc.                American United Life Insurance Company(R)
  Bond Portfolio
OneAmerica Money Market              OneAmerica Funds, Inc.                American United Life Insurance Company(R)
  Portfolio
OneAmerica Value Portfolio           OneAmerica Funds, Inc.                American United Life Insurance Company(R)
Pioneer Emerging Markets VCT         Pioneer Variable Contracts Trust       Pioneer Investment Management, Inc.
  Portfolio
Pioneer Fund VCT Portfolio           Pioneer Variable Contracts Trust      Pioneer Investment Management, Inc.
Pioneer Growth Opportunities         Pioneer Variable Contracts Trust      Pioneer Investment Management, Inc.
  VCT Portfolio
Royce Small-Cap Portfolio            Royce Capital Fund                    Royce & Associates, LLC
T. Rowe Price Blue Chip Growth       T. Rowe Price Equity Series, Inc.     T. Rowe Price Associates, Inc.
  Portfolio
T. Rowe Price Mid-Cap Growth         T. Rowe Price Equity Series, Inc.     T. Rowe Price Associates, Inc.
  Portfolio
T. Rowe Price Equity Income          T. Rowe Price Equity Series, Inc.     T. Rowe Price Associates, Inc.
  Portfolio
T. Rowe Price Limited-Term Bond      T. Rowe Price Fixed Income            T. Rowe Price Associates, Inc.
  Portfolio                            Series, Inc.
Timothy Plan(R) Conservative         Timothy Plan(R) Portfolio             The Timothy Plan(R), Inc.
  Growth Variable                      Variable Series
Timothy Plan(R) Strategic Growth     Timothy Plan(R) Portfolio             The Timothy Plan(R), Inc.
  Variable                             Variable Series
Vanguard(R) Diversified Value        Vanguard(R) Variable Insurance        Barrow, Hanley, Mewhinney & Strauss, Inc
  Portfolio                            Fund
Vanguard(R) VIF Mid-Cap Index        Vanguard(R) Variable Insurance        The Vanguard Group, Inc.
  Portfolio                            Fund
Vanguard(R) VIF Small Company        Vanguard(R) Variable Insurance        The Vanguard Group, Inc.
  Growth Portfolio                     Fund
Vanguard(R) VIF Total Bond Market    Vanguard(R) Variable Insurance        The Vanguard Group, Inc.
  Index Portfolio                      Fund

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

SUMMARY OF THE FIXED ACCOUNTS

A Contract Owner may allocate Premiums to one (1) of several fixed accounts which are part of AUL's General Account. The Contracts offer a Non-Market Value Adjusted ("Non-MVA") Fixed Account. The Non-MVA Fixed Account(s) may not be available in all states.

MARKET VALUE ADJUSTED FIXED ACCOUNTS

Market Value Adjusted ("MVA") Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a MVA, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL CONTRACTS.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

A Contract Owner may allocate Premiums to the Non-MVA Fixed Account where the Non-MVA Fixed Account is approved by the state. The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. THE NON-MVA FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.

PREMIUMS

The Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $100. Otherwise, the minimum Premium is $1,000. The minimum first year Premium is $1,000. The Contract Owner must deposit $5,000 by the fifth policy anniversary. See "Premiums under the Contracts."

RIGHT TO EXAMINE

The Contract Owner has the right to return the Contract for any reason within ten (10) calendar days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the Account Value.
The Contract Owner bears all of the investment risk prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for all individual retirement annuities, if returned within seven (7) days of receipt.

TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Account Value.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Transfers in excess of twenty four (24) within any Contract Year may result in a $25 charge to the Contract Owner per transfer.

CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, an administrative fee, fees for selected optional benefit riders and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

DISTRIBUTIONS

WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $250.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

AUL offers two (2) guaranteed minimum withdrawal benefit riders: the Lifetime Guaranteed Minimum Withdrawal

Benefit rider and the Owner and Spousal Guaranteed Minimum Withdrawal Benefit rider. These riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

If the Lifetime Guaranteed Minimum Withdrawal Benefit rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's Spouse.

With any of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.

See the "Guaranteed Minimum Withdrawal Benefit Rider" section for more information about these riders.

LOAN PRIVILEGES

Prior to the annuity date, the owner of a qualified Contract under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.

THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds Payment Provisions" and "Annuity Period."

DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program. To participate in the Program, AUL requires a minimum deposit of $10,000 into the MMIA. For further information, see the explanation under "Dollar Cost Averaging Program."

PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.

EXTRA CREDIT PREMIUM RIDER

The Extra Credit Premium Rider, if selected, offers a credit of 3 percent, 5 percent or 6 percent of the total first year premium payments (the "Credit"). There is a separate charge for this Rider. If an owner selects the Extra Credit Premium Rider at the time of application, AUL will credit an extra amount to the Contract each time the owner makes a premium payment within the first twelve months after the Contract is issued. Any withdrawals or surrender will result in the recapture of a portion of the Credit amount, according to the Credit vesting schedule. See "Expense Table" for detail regarding the charges for these riders. See "Extra Credit Premium Rider" below for more detail regarding the riders.

PORTFOLIO OPTIMIZATION PROGRAM

Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial purchase payment will be allocated to the investment options according to the model the Owner selects. Subsequent purchase payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, AUL will automatically update the Owner's model to the new version. This means the Owner's allocations, and potentially the underlying investment options, will automatically change and the Owner's Account Value (plus any applied Credits) will be automatically rebalanced among the investment options in the Owner's model each year.

The Portfolio Optimization Program must be chosen if the Owner elects certain riders. If the Owner elects one (1) of these riders and later terminate the Portfolio Optimization Program, the rider will automatically terminate.

OTHER OPTIONAL BENEFIT RIDERS

AUL offers other optional benefit riders with separate charges. A Contract Owner may add, at issue, an Enhanced Death

Benefit Rider, a Withdrawal Charge Reduction Rider, an Earnings Benefit Rider, an Enhanced Earnings Benefit Rider, a Guaranteed Minimum Annuitization Benefit Rider or a Guaranteed Return of Premium Rider. In addition, the Guaranteed Minimum Withdrawal Benefit Rider may be added at issue. For Contract Owners that purchased this Contract during the calendar years 2006 and 2007, the Guaranteed Minimum Withdrawal Benefit Rider may be added after issue during the period May 1, 2008 to August 1, 2008, or until such later time if the foregoing period is extended by AUL. Some of these riders are not available in all states and there is no guaranty that all riders will be available in all states in the future. See "Optional Benefits" for a description of the benefits and "Expense Table" for detail regarding the charges for the individual benefits.

CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.

                                  EXPENSE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

DEFERRED SALES LOAD (AS A PERCENTAGE OF FIRST YEAR PREMIUM SURRENDERED; ALSO REFERRED TO AS A "WITHDRAWAL CHARGE")(1)


CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)

Contract Year                        1      2       3      4       5      6       7     8 or more
-------------                        --     --      --     --      --     --      --    ---------
Flexible Premium                     7%     6%      5%     4%      3%     2%      1%        0%
  Contracts
Flexible Premium Contracts with      7%     6%      5%     4%      3%     0%      0%        0%
  the Withdrawal Charge Reduction
  Rider (optional)

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12 percent of the Account Value as of the first withdrawal, in the first Contract year, and 12 percent of the Account Value as of the most recent Contract Anniversary thereafter. See "Withdrawal Charge."

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE

Maximum Annual Contract fee for Contracts with less than $20,000 ......................................     $50
Maximum Annual Contract fee for Contracts $20,000 or greater but less than $50,000 ....................     $30
Maximum Annual Contract fee for Contracts $50,000 or greater ..........................................     $ 0

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ANNUAL ACCOUNT VALUE)

  Administrative Fee(2) ...............................................................................   0.15%
  Standard Individual Deferred Variable Annuity(2)
    Mortality and expense risk fee ....................................................................   1.15%

  Optional Rider Expenses (as an equivalent annual percentage of average Account Value)
    Enhanced Death Benefit Rider(2) ...................................................................   0.15%
    Earnings Benefit Rider(3) .........................................................................   0.30%
    Enhanced Earnings Benefit Rider(3) ................................................................   0.40%
    Guaranteed Minimum Annuitization Benefit(2) .......................................................   0.40%
    Guaranteed Return of Premium Rider(2) .............................................................   0.40%
    3% Extra Credit Premium Rider(3) ..................................................................   0.55%
    5% Extra Credit Premium Rider(3) ..................................................................   0.65%
    6% Extra Credit Premium Rider(3) ..................................................................   0.75%
    Maximum Lifetime Guaranteed Minimum Withdrawal Benefit Rider(4) ...................................   1.15%
    Maximum Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider(4) ..........................   1.45%
    Withdrawal Charge Reduction Rider(3) ..............................................................   0.30%

  Optional Fees
    Transfer fee per transfer for transfers in excess of 24 in a Contract Year ........................   $25.00

(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s).
(3) The expenses set forth apply to allocations made to both the Investment Account(s) of the Variable Account and the Fixed Account(s).
(4) The charge will be assessed monthly against the greater of the Account Value and the Benefit Base.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL FUND ANNUAL OPERATING EXPENSES                               MINIMUM       MAXIMUM
(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses) ..........................................      0.10%         2.23%

EXAMPLE

The Example is intended to help the Owner compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that the Owner invests $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5 percent return each year and assumes the maximum fees and expenses of any of the funds. Although the Owner's actual costs may be higher or lower, based on these assumptions, the Owner's costs would be:

  (1) If the Owner surrenders his or her contract at the end of the applicable time period:

                                                                       1 Year        3 Years        5 Years        10 Years
Flexible Premium Contracts with                                       $140.39        $273.86        $409.98        $756.12

  (2) If the Owner annuitizes at the end of the applicable time period:

                                                                       1 Year        3 Years        5 Years        10 Years
Flexible Premium Contracts with                                       $140.39        $273.86        $409.98        $756.12

  (3) If the Owner does not surrender his or her contract:

                                                                       1 Year        3 Years        5 Years        10 Years
Flexible Premium Contracts with                                       $75.17         $227.39        $382.17        $756.12

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on January 1, 2003 to December 31, 2007. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2007. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

                                 ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*               AT BEGINNING OF PERIOD         AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------               ----------------------         ----------------         ----------------------------
OneAmerica Asset Director Portfolio
     2007                             $8.03                           $8.33                       5,340,556
     2006                              7.36                            8.03                       5,435,517
     2005                              6.93                            7.36                       5,327,100
     2004                              6.29                            6.93                       4,320,337
     2003                              5.00 (01/01/2003)               6.29                       2,409,208

OneAmerica Investment Grade Bond Portfolio
     2007                             $5.50                           $5.77                       6,267,536
     2006                              5.36                            5.50                       3,295,168
     2005                              5.32                            5.36                       3,441,717
     2004                              5.18                            5.32                       1,923,562
     2003                              5.00 (01/01/2003)               5.18                       1,666,609

OneAmerica Money Market Portfolio
     2007                             $1.04                           $1.07                      18,222,545
     2006                              1.00                            1.04                      24,781,905
     2005                              0.99                            1.00                      11,129,815
     2004                              0.99                            0.99                      10,129,077
     2003                              1.00 (01/01/2003)               0.99                      10,301,307

OneAmerica Value Portfolio
     2007                             $9.29                           $9.50                       4,989,382
     2006                              8.29                            9.29                       4,833,234
     2005                              7.65                            8.29                       4,374,840
     2004                              6.74                            7.65                       3,826,153
     2003                              5.00 (01/01/2003)               6.74                       2,102,262

AIM V. I. Dynamics Fund Series I
     2007                             $9.54                          $10.56                         696,571
     2006                              8.32                            9.54                          59,042
     2005                              7.61                            8.32                          36,076
     2004                              6.82                            7.61                          29,909
     2003                              5.00 (01/01/2003)               6.82                          22,123

AIM V. I. Financial Fund Series I
     2007                             $8.24                           $6.33                          76,053
     2006                              7.17                            8.24                          69,049
     2005                              6.86                            7.17                          55,967
     2004                              6.40                            6.86                          41,468
     2003                              5.00 (01/01/2003)               6.40                           3,786

AIM V. I. Global Health Care Fund
     2007                             $7.43                           $8.20                          66,396
     2006                              7.15                            7.43                          80,871
     2005                              6.70                            7.15                          71,534
     2004                              6.29                            6.70                          46,784
     2003                              5.00 (01/01/2003)               6.29                          10,242

AIM V. I. High Yield Fund Series I
     2007                             $5.97                           $5.97                       2,219,014
     2006                              5.46                            5.97                       1,501,961
     2005                              5.39                            5.46                         118,133
     2004                              6.45                            5.39                          78,992
     2003                              5.00 (01/01/2003)               6.45                          58,103

*All Investment Accounts represent Class B units.

                                 ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*               AT BEGINNING OF PERIOD         AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------               ----------------------         ----------------         ----------------------------
AIM V. I. Real Estate Fund Series I
     2007                            $14.66                          $13.67                         287,652
     2006                             10.42                           14.66                         267,266
     2005                              9.24                           10.42                         126,895
     2004                              6.83                            9.24                          44,278
     2003                              5.00 (01/01/2003)               6.83                          14,576

AIM V. I. Utilities Fund Series I
     2007                            $10.10                          $12.03                         347,966
     2006                              8.16                           10.10                         338,949
     2005                              7.07                            8.16                         316,012
     2004                              5.81                            7.07                         207,881
     2003                              5.00 (01/01/2003)               5.81                         168,798

Alger American Growth Portfolio
     2007                             $7.97                           $9.44                         893,572
     2006                              7.68                            7.97                       1,041,617
     2005                              6.95                            7.68                       1,173,601
     2004                              6.67                            6.95                       1,330,914
     2003                              5.00 (01/01/2003)               6.67                       1,102,602

Alger American Small Cap Portfolio
     2007                             $4.59                          $12.79                       2,475,151
     2006                              9.33                            4.59                         764,475
     2005                              8.08                            9.33                         681,726
     2004                              7.03                            8.08                         229,048
     2003                              5.00 (01/01/2003)               7.03                          71,160

American Century(R) VP Income & Growth Portfolio
     2007                             $8.50                           $8.39                       2,521,487
     2006                              7.36                            8.50                       4,640,391
     2005                              7.12                            7.36                       2,812,375
     2004                              6.38                            7.12                       1,664,439
     2003                              5.00 (01/01/2003)               6.38                         415,635

American Century(R) VP International Portfolio
     2007                             $9.62                          $11.21                       4,999,368
     2006                              7.79                            9.62                       1,846,697
     2005                              6.97                            7.79                       1,991,914
     2004                              6.15                            6.97                         294,943
     2003                              5.00 (01/01/2003)               6.15                          64,656

American Century(R) VP Ultra(R) Portfolio
     2007                             $5.24                           $6.26                          30,290
     2006                              5.50                            5.24                          17,691
     2005                              5.00 (04/20/2005)               5.50                             337

American Century(R) Vista(SM) Portfolio
     2007                             $6.15                           $8.49                         108,633
     2006                              5.72                            6.15                       3,395,314
     2005                              5.00 (04/20/2005)               5.72                           2,788

Calvert Social Mid Cap Growth Portfolio
     2007                             $7.33                           $7.97                          66,410
     2006                              6.95                            7.33                          57,606
     2005                              7.01                            6.95                          54,247
     2004                              6.50                            7.01                          37,556
     2003                              5.00 (01/01/2003)               6.50                           6,590

*All Investment Accounts represent Class B units.

                                 ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*               AT BEGINNING OF PERIOD         AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------               ----------------------         ----------------         ----------------------------
Dreyfus DIP Technology Growth Portfolio
     2007                             $5.35                           $6.05                          30,287
     2006                              5.21                            5.35                          14,498
     2005                              5.10                            5.21                           9,362
     2004                              5.00 (05/28/2004)               5.10                           1,472

Dreyfus VIF Appreciation Portfolio
     2007                             $6.08                           $6.42                          45,172
     2006                              5.30                            6.08                          47,114
     2005                              5.16                            5.30                          20,048
     2004                              5.00 (05/28/2004)               5.16                          13,103

Fidelity(R) Freedom 2005 Portfolio
     2007                             $5.72                           $6.13                          30,266
     2006                              5.29                            5.72                          32,893
     2005                              5.00 (05/20/2005)               5.29                          17,914

Fidelity(R) Freedom 2010 Portfolio
     2007                             $5.75                           $6.17                           8,594
     2006                              5.35                            5.75                           5,698

Fidelity(R) Freedom 2015 Portfolio
     2007                             $5.90                           $6.36                          10,060
     2006                              5.35                            5.90                           7,785
     2005                              5.00 (05/20/2005)               5.35                           6,445

Fidelity(R) Freedom 2020 Portfolio
     2007                             $6.00                           $6.53                         147,757
     2006                              5.43                            6.00                          11,071
     2005                              5.00 (05/20/2005)               5.43                          11,002

Fidelity(R) Freedom 2025 Portfolio
     2007                             $6.07                           $6.62                          44,578
     2006                              5.44                            6.07                          39,791
     2005                              5.00 (05/20/2005)               5.44                           6,674

Fidelity(R) Freedom 2030 Portfolio
     2007                             $6.16                           $6.77                          13,276
     2006                              5.52                            6.16                           8,605
     2005                              5.00 (05/20/2005)               5.52                             188

Fidelity(R) Freedom Income Portfolio
     2007                             $5.43                           $5.69                         201,066
     2006                              5.10                            5.43                          74,135
     2005                              5.00 (05/20/2005)               5.10                          76,179

Fidelity(R) VIP Asset Manager(SM) Portfolio
     2007                             $6.60                           $7.52                         441,651
     2006                              6.23                            6.60                         503,712
     2005                              6.06                            6.23                         732,122
     2004                              5.82                            6.06                         749,297
     2003                              5.00 (01/01/2003)               5.82                         455,118

Fidelity(R) VIP Contrafund(R) Portfolio
     2007                             $9.20                          $10.68                       2,589,952
     2006                              8.34                            9.20                       2,785,199
     2005                              7.23                            8.34                       2,724,643
     2004                              6.34                            7.23                       2,473,556
     2003                              5.00 (01/01/2003)               6.34                       1,715,316

*All Investment Accounts represent Class B units.

                                 ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*               AT BEGINNING OF PERIOD         AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------               ----------------------         ----------------         ----------------------------
Fidelity(R) VIP Equity-Income Portfolio
     2007                             $8.78                           $8.80                       3,731,621
     2006                              7.40                            8.78                       3,690,644
     2005                              7.08                            7.40                       2,630,907
     2004                              6.43                            7.08                       1,814,637
     2003                              5.00 (01/01/2003)               6.43                         479,746

Fidelity(R) VIP Growth Portfolio
     2007                             $7.37                           $9.24                         567,086
     2006                              6.99                            7.37                         728,255
     2005                              6.69                            6.99                         763,527
     2004                              6.56                            6.69                         855,620
     2003                              5.00 (01/01/2003)               6.56                         570,432

Fidelity(R) VIP High Income Portfolio
     2007                             $7.56                           $7.67                         503,704
     2006                              6.89                            7.56                         541,451
     2005                              6.79                            6.89                       1,180,621
     2004                              6.28                            6.79                         764,742
     2003                              5.00 (01/01/2003)               6.28                         408,600

Fidelity(R) VIP Index 500 Portfolio
     2007                             $8.19                           $8.52                       6,592,076
     2006                              7.17                            8.19                       5,414,600
     2005                              6.93                            7.17                       4,192,621
     2004                              6.34                            6.93                       2,753,961
     2003                              5.00 (01/01/2003)               6.34                       1,420,457

Fidelity(R) VIP Overseas Portfolio
     2007                            $10.87                          $12.59                       2,894,507
     2006                              9.33                           10.87                       3,583,975
     2005                              7.94                            9.33                       2,347,254
     2004                              7.08                            7.94                       1,535,857
     2003                              5.00 (01/01/2003)               7.08                          51,541

Janus Aspen Flexible Bond Portfolio
     2007                             $5.58                           $5.90                      13,967,365
     2006                              5.43                            5.58                       5,701,650
     2005                              5.39                            5.43                       3,364,685
     2004                              5.25                            5.39                       2,528,720
     2003                              5.00 (01/01/2003)               5.25                       1,460,100

Janus Aspen Worldwide Growth Portfolio
     2007                             $7.72                           $8.35                         892,138
     2006                              6.61                            7.72                         956,009
     2005                              6.33                            6.61                       1,010,625
     2004                              6.12                            6.33                       1,022,487
     2003                              5.00 (01/01/2003)               6.12                         861,225

LB AMT Short Duration Bond Portfolio (Formerly NB AMT Limited Maturity Bond Portfolio)
     2007                             $5.13                           $5.30                       8,974,984
     2006                              4.99                            5.13                       9,366,289
     2005                              4.98                            4.99                       6,125,756
     2004                              5.01                            4.98                       1,471,996
     2003                              5.00 (05/01/2003)               5.01                           3,173

*All Investment Accounts represent Class B units.

                                 ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*               AT BEGINNING OF PERIOD         AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------               ----------------------         ----------------         ----------------------------
Neuberger Berman AMT Regency Portfolio
     2007                             $9.56                           $9.75                         200,316
     2006                              8.72                            9.56                         986,858
     2005                              7.88                            8.72                       1,203,741
     2004                              6.34                            7.88                         350,263
     2003                              5.00 (05/01/2003)               6.34                               0

Neuberger Berman AMT Small Cap Portfolio (Formerly NB AMT Fasciano Portfolio)
     2007                             $7.28                           $7.23                          99,461
     2006                              7.01                            7.28                         135,153
     2005                              6.90                            7.01                         119,134
     2004                              6.25                            6.90                         288,683
     2003                              5.00 (05/01/2003)               6.25                          21,247

Old Mutual Columbus Circle Technology & Communications Portfolio
     2007                             $8.45                          $11.12                          57,024
     2006                              8.18                            8.45                          53,505
     2005                              7.54                            8.18                          45,739
     2004                              7.17                            7.54                          36,104
     2003                              5.00 (01/01/2003)               7.17                          14,540

Old Mutual Growth II Portfolio
     2007                             $7.59                           $9.25                          50,288
     2006                              7.18                            7.59                          48,201
     2005                              6.53                            7.18                          46,788
     2004                              6.20                            6.53                          42,991
     2003                              5.00 (01/01/2003)               6.20                          24,675

Old Mutual Mid-Cap Value Portfolio
     2007                             $8.70                           $8.73                          71,268
     2006                              7.93                            8.70                         381,025
     2005                              7.59                            7.93                         896,607
     2004                              6.47                            7.59                          36,370
     2003                              5.00 (05/01/2003)               6.47                           1,750

Old Mutual Small Cap Portfolio
     2007                             $8.79                           $9.25                          89,322
     2006                              7.63                            8.79                          76,740
     2005                              7.61                            7.63                          80,989
     2004                              6.64                            7.61                          34,917
     2003                              5.00 (05/01/2003)               6.64                           9,483

Pioneer Growth Opportunities VCT Portfolio
     2007                             $9.35                           $8.87                         429,092
     2006                              8.97                            9.35                         540,159
     2005                              8.52                            8.97                         541,999
     2004                              7.05                            8.52                         526,938
     2003                              5.00 (01/01/2003)               7.05                         414,977

Pioneer Fund VCT Portfolio
     2007                             $7.90                           $8.19                       4,720,939
     2006                              6.86                            7.90                         140,177
     2005                              6.55                            6.86                         137,919
     2004                              6.16                            6.55                         139,714
     2003                              5.00 (01/01/2003)               6.16                         104,253

T. Rowe Price Blue Chip Growth Portfolio
     2007                             $6.10                           $6.79                         112,305
     2006                              5.64                            6.10                          61,867
     2005                              5.00 (04/20/2005)               5.64                          17,400

*All Investment Accounts represent Class B units.

                                 ACCUMULATION UNIT VALUE     ACCUMULATION UNIT VALUE      NUMBER OF ACCUMULATION UNITS
INVESTMENT ACCOUNT*               AT BEGINNING OF PERIOD         AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------               ----------------------         ----------------         ----------------------------
T. Rowe Price Equity Income Portfolio
     2007                             $8.46                           $8.63                       1,974,573
     2006                              7.21                            8.46                       3,692,741
     2005                              7.03                            7.21                       3,038,419
     2004                              6.19                            7.03                       1,884,583
     2003                              5.00 (01/01/2003)               6.19                       1,346,603

T. Rowe Price Limited-Term Bond Portfolio
     2007                             $5.30                           $5.52                         898,970
     2006                              5.16                            5.30                       1,043,543
     2005                              5.14                            5.16                       1,139,564
     2004                              5.15                            5.14                       2,113,637
     2003                              5.00 (01/01/2003)               5.15                       1,169,471

T. Rowe Price Mid-Cap Growth Portfolio
     2007                             $9.51                          $11.03                       1,085,576
     2006                              9.04                            9.51                       1,337,181
     2005                              7.98                            9.04                       1,436,830
     2004                              6.83                            7.98                       1,549,178
     2003                              5.00 (01/01/2003)               6.83                       1,120,817

Timothy Conservative Growth Variable
     2007                             $5.83                           $6.26                       4,921,446
     2006                              5.42                            5.83                       3,400,019
     2005                              5.00 (04/20/2005)               5.42                       1,252,218

Timothy Strategic Growth Variable
     2007                             $6.09                           $6.62                       1,716,117
     2006                              5.62                            6.09                         848,212
     2005                              5.00 (04/20/2005)               5.62                         151,242

Vanguard(R) VF Mid Cap Index Portfolio
     2007                             $6.60                           $6.92                       2,616,306
     2006                              5.88                            6.60                       1,495,129
     2005                              5.00 (04/20/2005)               5.88                          53,564

Vanguard(R) VF Small Company Growth Portfolio
     2007                             $6.42                           $6.57                       1,943,362
     2006                              5.90                            6.42                          70,417
     2005                              5.00 (04/20/2005)               5.90                          10,708

Vanguard(R) VF Total Bond Market Index Portfolio
     2007                             $5.18                           $5.47                         257,086
     2006                              5.03                            5.18                          77,050
     2005                              5.00 (04/20/2005)               5.03                          11,173

*All Investment Accounts represent Class B units.

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, AUL issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2007, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $19,921.0 million and had equity of $1,320.8 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmericaSecurities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a Portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AIM Variable Insurance Funds, Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, , Neuberger Berman, Old Mutual Capital, Inc., Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

REVENUE AUL RECEIVES

Under the agreements listed in the immediately preceding paragraph, AUL has agreed to render certain services and to provide information about the funds in the preceding paragraph to its Contract Owners and/or Participants who invest in these funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund Portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES. By virtue of the agreements entered into between the funds and AUL, AUL receives compensation from the Distributor/Advisor of the funds, ranging from zero basis points until a certain level of fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying fund Portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund Portfolio assets. Contract Owners and/or Participants, through their indirect investment in the underlying fund Portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying fund Portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

A summary of the investment objective or objectives of each Fund is provided below. There can be no assurance that any Fund will achieve its objective or objectives. More detailed information is contained in the Prospectus for the Funds, including information on the risks associated with the investments and investment techniques of each Fund.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. DYNAMICS FUND

The funds investment objective is long-term capital growth. The Fund seeks to meet its objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The Fund considers a company to be a mid-sized company if it has market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock rating model to rank stocks based primarily upon: (1) earnings, (2) quality, and (3) valuation. The fundamental analysis focuses on identifying both industries and companies that, in the portfolio managers' view, have high growth potential and are also favorably priced relative to the growth expectations for that company. The portfolio managers base their selection of stocks for the fund on an analysis of individual companies.

AIM V.I. FINANCIAL SERVICES FUND

The funds investment objective is capital growth. The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of issuers engaged primarily in the financial services-related industries sector. The fund considers a company to be doing business in financial services-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in financial services-related industries; (2) at least 50% of its assets are devoted to producing revenues in the financial services-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within the financial services-related industries. The principal type of equity securities purchased by the fund is common stocks. Companies in financial services-related industries include, but are not limited to, banks, insurance companies, investment banking and brokerage companies, credit finance companies, asset management companies and companies providing other financial-related services. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services sector. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

AIM V.I. GLOBAL HEALTH CARE FUND

The fund's investment objective is capital growth. The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a health care industry company to be one that (1) derives at least 50% of its revenues or earnings from health care activities; or
(2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms companies that sell medical products and companies that own or operate health care facilities). The fund may invest securities issued by health care industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the health care industry. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.

AIM V.I. GLOBAL REAL ESTATE FUND

The funds investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate related companies, including real estate investment trusts (REITS). The fund may purchase debt securities including U.S. Treasury and agency bonds and notes. The fund will normally invest in the securities of companies located in at least three different countries, including the United States. The fund may invest in non-investment grade debt securities (commonly known as "junk bonds"). The fund may engage in short sales of securities. A short sale occurs when the fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the fund may sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sale against the box). The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's total assets. The fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the fund's portfolio managers to be of comparable quality.

AIM V.I. HIGH YIELD FUND

The funds investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in debt securities hat are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as "junk bonds." The fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. The Fund may also invest up to 25% of its total assets in foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The fund may invest up to 15% of its total assets in securities of companies located in developing countries.

AIM V.I. UTILITIES FUND

The funds investment objective is capital growth and current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of issuers engaged primarily in utilities-related industries. The principal type of equity securities purchased by the fund is common stocks. Companies in utilities-related industries may include, but are not limited to, those that provide, generate, transmit, store or distribute natural gas, oil, water or electricity as well as companies that provide telecommunications services, including local, long distance and wireless services. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the utilities-related industries Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

FOR ADDITIONAL INFORMATION CONCERNING INVESCO AIM ADVISORS, INC. FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE INVESCO AIM ADVISORS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO

Seeks long-term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

The Alger American Growth Portfolio is hereby providing shareholders with notice of a new name and principal strategy. Effective July 1, 2008 the Portfolio will be named the Alger American LargeCap Growth Portfolio. Rather than representing a change in the Portfolio's investment strategies, the new name and related policies will better reflect the Portfolio's current actual investment practice.

From July 1, 2008, as now, the Portfolio will focus on growing companies that generally have broad product lines, markets, financial resources and depth of management. Effective July 1, 2008 under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2007, the market capitalization of the companies in this index ranged from $624 million to $527.7 billion.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Seeks long-term capital appreciation. The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of securities, have a total market capitalization within the range of the companies included in the Russell 2000 Growth Index or the S&P Small Cap600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

FOR ADDITIONAL INFORMATION CONCERNING THE ALGER AMERICAN FUND AND ITS PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of analysts covering both developed and emerging markets around the globe. Research driven stock selection is the primary driver of the Portfolio's return and all other decisions, such as country allocation, are generally the result of the stock selection process.

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

The Portfolio's investment objective is long-term growth of capital. The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Portfolio normally invests in companies in at least three countries other than the United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. The Portfolio invests in companies that are determined by the Adviser's Bernstein unit to be undervalued, using a fundamental value approach. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 110 companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500" Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500" Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio invests in companies that are determined by the Adviser to be undervalued, using its Bernstein unit's fundamental value approach. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

FOR ADDITIONAL INFORMATION CONCERNING ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. PROSPECTUS , WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

AMERICAN CENTURY(R) VP INCOME & GROWTH PORTFOLIO

Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500(R). The Fund invests mainly in large-company stocks, such as those in the S&P 500(R). The Fund invests mainly in the 1,500 largest publicly traded companies in the United States. The management team strives to outperform the S&P 500(R) over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.

AMERICAN CENTURY(R) VP INTERNATIONAL PORTFOLIO

Seeking capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. International investing involves special risks such as political instability and currency fluctuations.

AMERICAN CENTURY(R) VP ULTRA(R)

Seeking long-term capital growth. This Fund is a growth fund that focuses primarily on larger companies with rapidly accelerating earnings that can maintain their growth. The Fund follows a fully invested strategy. Although the Fund invests primarily in U.S. stocks, it may invest in foreign securities.

AMERICAN CENTURY(R) VP VISTA(SM)

Seeking long-term growth. The Fund invests mainly in U.S. mid-sized growth companies that exhibit sustainable, accelerating earnings and revenues. The Fund strives to remain fully-invested in order to maximize upside potential.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

CALVERT SOCIAL MID CAP GROWTH PORTFOLIO

The Calvert Social Mid Cap Growth Portfolio seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to foreign securities. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples' rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance. Investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. Investments for the Portfolio must be consistent with the Portfolio's current financial and social criteria.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

COLUMBIA SMALL VALUE FUND, VARIABLE SERIES

COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES

The Fund seeks total return, consisting of current income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of net assets in U.S. Government securities, including U.S. Treasury securities and securities of various U.S. Government agencies and instrumentalities. Agency securities include mortgage-backed securities. Under normal circumstances, the Fund's duration will be between three and ten years. The Fund may invest up to 20% of net assets in corporate bonds or mortgage-and other asset-backed securities issued by non-governmental entities that, at the time of purchase, are rated investment grade. The Fund may also participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

The Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000(R) Value Index at the time of purchase (between $72 million and $5.2 billion as of September 28, 2007), that the Advisor believes are undervalued. The Fund may invest up to 20% of total assets in foreign securities. The Advisor may sell a security when the security's price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons. The Fund's policy regarding the 80% investment requirement of "net assets" (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FOR ADDITIONAL INFORMATION CONCERNING COLUMBIA FUNDS VARIABLE INSURANCE TRUST AND ITS PORTFOLIO, PLEASE SEE THE COLUMBIA FUNDS VARIABLE INSURANCE TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS INVESTMENT PORTFOLIOS

DREYFUS DIP TECHNOLOGY GROWTH PORTFOLIO

The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities. In choosing stocks, the portfolio looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the portfolio's investments may currently be experiencing losses. The portfolio focuses on the technology sectors that are expected to outperform on a relative scale. The more attractive sectors are overweighted. Among the sectors evaluated are those that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, biotechnology, medical services, computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, defense and aerospace, and environmental sectors. The portfolio typically sells a stock when the manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio also may sell stocks when the manager's evaluation of a sector has changed. Although the portfolio looks for companies with the potential for strong earnings growth rates, some of the portfolio's investments may currently be experiencing losses. Moreover, the portfolio may invest in small-, mid- and large-cap securities in all available trading markets, including initial public offerings ("IPOs") and the after market. The portfolio may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS INVESTMENT PORTFOLIOS, PLEASE SEE THE DREYFUS INVESTMENT PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS VARIABLE INVESTMENT FUND

DREYFUS VIF APPRECIATION PORTFOLIO

The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. The portfolio employs a "buy-and-hold" investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. The portfolio typically sells a stock when the portfolio manager believes there is a significant adverse change in a company's business fundamentals that may lead to a sustained impairment in earnings power.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS

FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO

Seeks high total return with a secondary objective of principal preservation. Investing in a combination of underlying Fidelity(R) Variable Insurance Products
(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.

FIDELITY(R) VIP FREEDOM 2005 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately ten to fifteen years after the year 2005).

FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% short-term funds (approximately ten to fifteen years after the year 2010).

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately ten to fifteen years after the year 2015).

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately ten to fifteen years after the year 2020).

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately ten to fifteen years after the year 2025).

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds and 40% in short-term funds (approximately ten to fifteen years after the year 2030).

FOR ADDITIONAL INFORMATION CONCERNING Fidelity(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE Fidelity(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND

FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO

Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO

Seeks long-term capital appreciation. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value FMR believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO

Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R). Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP GROWTH PORTFOLIO

Seeks to achieve capital appreciation. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP HIGH INCOME PORTFOLIO

Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management& Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP INDEX 500 PORTFOLIO

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500(R). Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: normally investing at least 80% of assets in common stocks included in the S&P 500(R) and lending securities to earn income for the fund.

FIDELITY(R) VIP OVERSEAS PORTFOLIO

Seeks long-term growth of capital. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND

Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.

TEMPLETON GLOBAL INCOME SECURITIES FUND

Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

FOR ADDITIONAL INFORMATION CONCERNING THE FRANKLIN TEMPLETON VARIALBE INSURANCE PRODUCTS TRUST AND ITS PORTFOLIOS, PLEASE SEE THE RANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

JANUS ASPEN SERIES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO

Seeking maximum total return consistent with preservation of capital. The Janus Aspen Flexible Bond Portfolio invests under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

JANUS ASPEN FORTY PORTFOLIO

Forty Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

Seeking long-term growth of capital in a manner consistent with the preservation of capital. The Janus Aspen Worldwide Growth Portfolio invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

LB AMT SHORT DURATION BOND PORTFOLIO (FORMERLY NB AMT LIMITED MATURITY BOND PORTFOLIO)

Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The Portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the Portfolio may invest in securities of any maturity, it normally maintains an average Portfolio duration of four years or less. The Portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

Seeks growth of capital. The Portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

NEUBERGER BERMAN AMT SMALL CAP GROWTH PORTFOLIO (FORMERLY NB AMT FASCIANO PORTFOLIO)

Seeks long-term capital growth. The Portfolio manager also may consider a company's potential for current income prior to selecting it for the Portfolio. The Portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the Portfolio first invests in them. The fund may continue to hold a position in a stock after the issuer has grown beyond 1.5 billion. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

OLD MUTUAL INSURANCE SERIES FUND

OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO

The Portfolio seeks to provide investors with long-term growth of capital. To pursue this goal, the Old Mutual Columbus Circle Technology and Communications Portfolio normally invests at least 80% of its assets in equity securities of companies in the technology and communications sectors. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Portfolio may invest include common and preferred stocks.

OLD MUTUAL GROWTH II PORTFOLIO

The Portfolio seeks to provide investors with capital appreciation. To pursue this goal, the Old Mutual Growth II Portfolio normally invests at least 65% of its assets in equity securities of small and medium sized companies with growth characteristics. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.

OLD MUTUAL MID-CAP PORTFOLIO

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Old Mutual Mid-Cap Portfolio normally invests at least 80% of its assets in equity securities of mid-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of companies in the Russell MidCap(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.

OLD MUTUAL SMALL CAP PORTFOLIO

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Old Mutual Small Cap Portfolio normally invests at least 80% of its assets in equity securities of small-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE OLD MUTUAL INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE OLD MUTUAL INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ONEAMERICA FUNDS, INC.

ONEAMERICA ASSET DIRECTOR PORTFOLIO

Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one asset class such as common stocks, debt securities or money market instruments.

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO

Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

ONEAMERICA MONEY MARKET PORTFOLIO

Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, short-term corporate bonds, reverse repurchase agreements, certificates of deposit and money market funds.

ONEAMERICA VALUE PORTFOLIO

Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER VARIABLE CONTRACTS TRUST

PIONEER EMERGING MARKETS VCT PORTFOLIO

The portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the portfolio invests at least 80% of its total assets in the securities of emerging market corporate and government issuers, i.e., securities of companies that are domiciled or primarily doing business in emerging countries and securities of these countries' governmental issuers.

PIONEER FUND VCT PORTFOLIO

Seeking reasonable income and capital growth, the portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs) and preferred stocks.

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO

Seeking Growth of capital, the portfolio invests primarily in equity securities of companies that Pioneer Investment Management, Inc., the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks. The portfolio may invest a significant portion of its assets in equity securities of small companies.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE CONTRACT TRUST PORTFOLIOS, PLEASE SEE THE PIONEER RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ROYCE CAPITAL FUND

ROYCE SMALL-CAP FUND

Royce Small-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities issued by small companies, those with market capitalizations from $500 million to $2.5 billion. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

FOR ADDITIONAL INFORMATION CONCERNING THE ROYCE CAPITAL FUND AND ITS PORTFOLIO, PLEASE SEE THE ROYCE CAPTIAL FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Seeking to provide long-term growth of capital by investing primarily in the common stocks of large- and medium-sized blue chip companies with the potential for above-average growth. Income is a secondary objective. Fund Managers carefully select companies which are well-established in their respective industries, and which possess some or all of the following characteristics: leading market positions; seasoned management teams; and strong financial fundamentals. Some of the companies the Fund targets will have good prospects for dividend growth. The Fund may invest up to 20% of its total assets in foreign securities.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Seeking to provide substantial dividend income and long-term capital growth. The Fund normally invests in common stocks of well-established companies expected to pay above-average dividends. The fund manager typically employs a value-oriented investment approach by seeking companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments, management focuses on companies with an above-average dividend yield relative to the S&P 500(R); low price/earnings ratio relative to the S&P 500(R); a sound balance sheet and other positive financial characteristics and a low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified Portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Mid cap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the Portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective. Effective May 1, 2004, this Portfolio will not be available to new contracts.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's Portfolio will consist of investment-grade securities that have been rated in the four highest credit categories. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities. Holdings may also include mortgage-backed securities, derivatives and foreign investments.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

TIMOTHY PLAN(R) CONSERVATIVE GROWTH VARIABLE

Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity and fixed income funds. Except for highly unusual defensive periods, the fund is fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and Timothy Money Market Fund in accordance with an asset allocation formula that is appropriate for investors willing to accept a degree of investment risk but maintain a generally conservative mix. The allocations are reviewed and revised if appropriate each year.

TIMOTHY PLAN(R) STRATEGIC GROWTH VARIABLE

Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity funds. Except for highly defensive periods, the fund strives to stay fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and Timothy Aggressive Growth Fund in accordance with an asset allocation formula that is appropriate for investors who are willing to accept greater investment fluctuation and volatility to achieve this goal. The allocations are reviewed and revised if appropriate each year.

FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES AND THEIR PORTFOLIOS, PLEASE SEE THE TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

VANGUARD(R) VARIABLE INSURANCE FUND

VANGUARD(R) DIVERSIFIED VALUE PORTFOLIO

The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have aboveaverage dividend yields.

VANGUARD(R) VIF MID-CAP INDEX PORTFOLIO

Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Fund employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap 450 Index. Invests all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

VANGUARD(R) VIF SMALL COMPANY GROWTH PORTFOLIO

Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Fund employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap 450 Index. Invests all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

VANGUARD(R) VIF TOTAL BOND MARKET INDEX PORTFOLIO

Seeking to track the performance of a broad, market-weighted bond index. The Portfolio employs a passive management strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD VARIABLE INSURANCE FUND AND ITS PORTFOLIOS, PLEASE SEE THE VANGUARD VARIABLE INSURANCE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. VANGUARD IS A TRADEMARK OF THE VANGUARD GROUP, INC.

                                  THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

Premium payments under the Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums may vary in amount and frequency but each Premium payment must be at least $100 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000. Premiums must total at least $5,000 in the first five (5) Contract Years. Premiums may not total more than $1 million in each of the first two Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Contracts or $30,000 for Qualified Contracts, unless otherwise agreed to by AUL.

If the minimum Premium amounts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice. Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office.

RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to the AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities (if returned within seven (7) days of receipt).

ALLOCATION OF PREMIUMS

In the Policy application, the Owner specifies the percentage of a Premium to be allocated to the investment accounts and to the Fixed Account(s). The sum of the allocations must equal 100 percent, with at least 1 percent of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of the notice.

The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date AUL receives the Premium at AUL Corporate office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at AUL's Corporate Office.

In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received (as well as any Credit applied) to AUL's General Account prior to the end of the "right to examine" period. AUL will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the "right to examine" period. At the end of the Right to Examine period, AUL transfers the Net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period solely as it applies to this transfer, AUL assumes that receipt of this Contract occurs five (5) calendar days after the Contract Date.

TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at its Home Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, AUL may charge $25.00 for each transfer in excess of twenty four in any policy year. AUL reserves the right, however, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures. Transfers into some investment accounts could result in termination of certain riders.

ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL will restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive short-term trading. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or any other Fund's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short-term trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

              TRANSFER        UNIT          UNITS
 MONTH         AMOUNT         VALUE       PURCHASED
 -----        --------        -----       ---------
   1           $1,000          $20         50
   2           $1,000          $25         40
   3           $1,000          $30         33.333
   4           $1,000          $40         25
   5           $1,000          $35         28.571
   6           $1,000          $30         33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

Under the DCA Program, the owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first. To participate in the Program, AUL requires a minimum deposit of $10,000 into the MMIA.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer under the AUL offers the DCA Program to Contract Owners at no charge and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Transfers under the DCA Program will count toward the twenty four free transfers granted to each Contract per year. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.

PORTFOLIO REBALANCING PROGRAM

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Policy year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA Program.

The Owner may elect this plan at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

We do not currently charge for this program. AUL reserves the right to alter the terms or suspend or eliminate the availability of Portfolio Rebalancing at any time.

PORTFOLIO OPTIMIZATION PROGRAM

THE SERVICE

Portfolio Optimization is an asset allocation service that AUL offers at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For the Owner's variable annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of AUL's Portfolio Optimization service, AUL has developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Portfolio Optimization service and select one (1) of the Portfolio Optimization Models, the Owner's initial purchase payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent purchase payments, if allowed under the Owner's Contract, will also be allocated accordingly.

If the Owner subscribes to Portfolio Optimization, AUL will serve as the Owner's investment advisor for the service, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when AUL believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated. If the Owner subscribes to Portfolio Optimization, AUL will automatically reallocate the Owner's Account Value in accordance with the Model the Owner selects as it is updated from time to time based on discretionary authority that the Owner grants to AUL, unless the Owner instructs AUL otherwise. For more information on AUL's role as investment advisor for the Portfolio Optimization service, please see AUL's brochure from AUL's Form ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus. In developing and periodically updating the Portfolio Optimization Models, AUL currently relies on the recommendations of an independent third-party analytical firm. AUL may change the firm that AUL uses from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

THE PORTFOLIO OPTIMIZATION MODELS

AUL offers five (5) asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two (2) step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, AUL will automatically reallocate the Owner's Account Value (and subsequent Premiums, if applicable) in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options in which the Owner is invested, will automatically change and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model. AUL requires that the Owner grants AUL discretionary investment authority to periodically reallocate the Owner's Account Value (and subsequent Premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model the Owner has selected, if the Owner wishes to participate in Portfolio Optimization.

When AUL updates the Portfolio Optimization Models, AUL will send the Owner written notice of the updated Models at least thirty (30) days in advance of the date AUL intends the updated version of the Model to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocate any portion of Y the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Portfolio Optimization service, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Portfolio Optimization service or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.

RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model Portfolio will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. the Owner's r Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, Portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one (1) Portfolio may provide a higher fee to AUL than another Portfolio, and provide AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions.

As advisor to OneAmerica Funds, Inc., AUL monitors performance of the Portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in Portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. AUL does not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). AUL believes AUL's reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at one dollar ($1) and all the other Investment Accounts were initially set at five dollars ($5). Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)  is equal to:

     (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

     (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

     (3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; plus the per share credit or charge for any taxes reserved for the immediately preceding valuation period.

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the owner, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract Owner elected the Withdrawal Charge Reduction Rider. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of Account Value as of the most recent Contract Anniversary, or 12 percent of the account value as of the first withdrawal in the first Contract Year. The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.

CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT
-----------------------------------------------------------------------------------------------
Contract Year                        1      2       3      4       5      6       7       8 or more
-------------                        --     --      --     --      --     --      --      ---------
Flexible Premium                     7%     6%      5%     4%      3%     2%      1%         0%
  Contracts
Flexible Premium Contracts           7%     6%      5%     4%      3%     0%      0%         0%
  with Withdrawal Charge
  Reduction Rider

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8 percent of the total Premiums paid. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth (5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the Contract Owner.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8 percent of the total Premiums paid.

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account. The charge is currently 1.15 percent as a percentage of average annual account value.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than the AUL actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

ANNUAL CONTRACT FEE

AUL deducts a maximum annual Contract fee from each Owner's Account Value pro rata based on the Owner's amounts in each account. Refer to the Expense Table for current charges. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with the operation of the Variable Account. AUL does not expect to profit from this fee. The fee is currently $50 for Contracts with Account Values less than $20,000; $30 for Contracts with Account Values $20,000 or greater, but less than $50,000; and, $0 for Contracts with Account Values $50,000 or greater.

ADMINISTRATIVE FEE

AUL deducts a daily charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. Refer to the Expense Table for current charges. This charge is assessed to reimburse AUL for the expenses associated with the administration of the Contracts. AUL may ultimately realize a profit from this charge to the extent it is not needed to address administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge. The fee is currently
0.15 percent as a percentage of annual account value.

RIDER CHARGES

The addition of any rider will result in additional charges that will be deducted proportionately from either the Account Value or only the Variable Account Value.

If the Enhanced Death Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each account to pay for the Rider. The charge is currently 0.15 percent as an equivalent annual percentage of average Variable Account Value.

If the Earnings Benefit Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each account to pay for the Rider. The charge is currently 0.30 percent as an equivalent annual percentage of average Account Value.

If the Enhanced Earnings Benefit Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each account to pay for the Rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Account Value.

If the Guaranteed Minimum Annuitization Benefit, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each account to pay for the Rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Variable Account Value.

If the Guaranteed Return of Premium Rider, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each account to pay for the Rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Variable Account Value.

If an Extra Credit Premium Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each account to pay for the Rider. The charge is currently 0.55 percent for the 3%Rider; 0.65 percent for the 5%Rider; and, 0.75 percent for the 6% Rider; all as an equivalent annual percentage of average Account Value.

If the Withdrawal Charge Reduction Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each account to pay for the Rider. The charge is currently 0.30 percent as an equivalent annual percentage of average Account Value.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. A transfer charge of $25.00 is imposed on all transfers in excess of twenty four in a Contract Year.

VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the mortality and expense risk charge shall not increase once a Contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future Contracts. AUL may increase the Annual Contract fee or the Administrative Fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                  DISTRIBUTIONS

CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment annuity with no life contingency, he or she may also take a partial withdrawal or surrender the annuity during the annuity period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at its Corporate Office. Generally, surrender or withdrawal requests will be paid within seven (7) calendar days.

If AUL receives Proper Notice of a full surrender request, AUL will pay the Net Cash Value as of the end of the Valuation Period to the Owner.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative market value adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $250. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at its Corporate Office.

In addition to any withdrawal charges or applicable market value adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

LOAN PRIVILEGES

Loan privileges are only available on Contracts qualified under 401 or 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Account Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from qualified Contracts are available beginning thirty (30) days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above.

AUL reserves the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or Contracts.

If a loan has been taken under this Contract, neither of the Guaranteed Minimum Withdrawal Benefit Riders may be selected.

DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at its Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (the enhanced death benefit option rider may not be available in all states at the time of application).

If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.

STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

  1) the Account Value less any outstanding loan and accrued interest

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including withdrawal charges, and less any outstanding loan and accrued interest.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1) the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including any withdrawal charges, and less any outstanding loan and accrued interest;

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

     After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary; withdrawals will reduce the death benefit on a proportional basis.

DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one (1) year of the Contract Owner's death, or the entire amount must be distributed by the fifth anniversary of the Contract Owner's death. If the Contract is an IRA or qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth (5th) year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven
(7) days from the date Proper Notice is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."

ANNUITY PERIOD

GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth
(5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable Withdrawal Charge.

The Annuity Date is the date chosen for annuity payments to begin. Such date will be the first day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by AUL.

Annuitization is irrevocable once request for annuitization is received in good order, unless a variable payment annuity with no life contingency is selected.

When the Owner annuitizes, the Owner must choose:

  1. An annuity payout option, and

  2. Either a fixed payment annuity, variable payment annuity, or any available combination.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Corporate Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options.

FIXED PAYMENT ANNUITY

The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment Annuity table then in effect, after deducting applicable Premium taxes. The annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the Fixed Payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.

VARIABLE PAYMENT ANNUITY

The first payment amount under a Variable Payment Annuity option is set at the first valuation date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table the Owner selects, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

  1. Annuity Units and Payment Amount - The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units established remains fixed during the annuity payment period. The dollar amount of subsequent annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due.

  2. Assumed Investment Rate - The Assumed Investment Rate (AIR) is the investment rate built into the Variable Payment Annuity table used to determine the Owner's first annuity payment. The Owner may select an AIR from 3 percent, 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, annuity payments will remain level. If the Owner does not select on AIR, the default AIR will be 3 percent.

  3. Value of an Annuity Unit - The value of an Annuity Unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which the Owner selected.

  4. Transfers - During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.

Variable payment annuities may not be available at the time of annuitization.

PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of this Contract may be paid in one (1) sum or according to one (1) of the following options:

  1. Income for a Fixed Period. Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20).

  2. Life Annuity. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

  3. Survivorship Annuity. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to AUL.

Contract Proceeds payable in one (1) sum will accumulate at interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.

If a Contract Owner selects a variable payment annuity with no life contingency, he or she may take partial withdrawal or surrender the annuity during the annuity period.

SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant.

                              THE FIXED ACCOUNT(S)

SUMMARY OF THE FIXED ACCOUNTS

Premiums designated to accumulate on a fixed basis may be allocated to one (1) of several Fixed Accounts which are part of AUL's General Account. Either Market Value Adjusted (MVA) Fixed Account(s) or a Non-MVA fixed account will be available under the Contract. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging between 1 percent and 4 percent, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one (1) year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non- MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s). NON-MVA FIXED ACCOUNTS MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION.

MARKET VALUE ADJUSTED FIXED ACCOUNTS

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a MVA, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL CONTRACTS.

WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge and applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

TRANSFERS

The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested. Transfers in excess of twenty-four (24) transfers within a Contract Year may result in a charge to the Contract Owner equal to $25 per transfer.

CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The daily Administrative Charge will be deducted from the Variable Account Value only and will not be assessed against the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. The See "Charges and Deductions."

PAYMENTS FROM THE FIXED ACCOUNT(S)

Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six (6) months after a written request in proper form is received by AUL at its Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.

                            MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

A Contract Owner may not assign, transfer, sell, pledge, charge, encumber or in any way alienate a Contract or any rider or benefit that may be included in a Contract.

PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

OPTIONAL BENEFITS

There are several riders available at the time of application which are described below. Some of these riders are not available in all states. These riders carry their own charges which are described in the Expense Table in this Prospectus. Not all benefits are available in all states or available at issue.

EARNINGS BENEFIT RIDER

The Earnings Benefit Rider will pay up to 35 percent, depending on the issue age of the Contract Owner, of the gain in the Contract up to a cap of a specified percent of Premium upon the death of the owner. The gain in the Contract will be calculated as the Account Value less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the twelve (12) months prior to death, except for a death in the first year which will include all Premiums paid). The benefit will be subject to a cap of 250 percent of adjusted Premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.

ENHANCED EARNINGS BENEFIT RIDER

The Enhanced Earnings Benefit Rider will pay 35 percent of the gain in the Contract up to a cap of a specified percent of premium upon the death of the owner. The gain in the Contract will be calculated as the death benefit (adjusted for the enhanced death benefit, but not earnings benefit or enhanced earnings benefit) less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the twelve (12) months prior to death, except for a death in the first year which will include all premiums paid). The Enhanced Earnings Benefit Rider can be added only if the Enhanced Death Benefit Rider has been selected. The benefit will be subject to a cap of 250 percent of adjusted premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1) the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest; withdrawals will reduce the death benefit on a propotional basis;

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

     After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

EXTRA CREDIT PREMIUM RIDER

In some Contracts, the Contract Owner may select the Extra Credit Premium Rider at the time of application. AUL will credit additional sums (the "Credit") to the Contract Value each time the Contract Owner makes a contribution within the first twelve months after the Contract is issued. The Contract Owner may select a Credit percentage of 3 percent (available only when the Withdrawal Charge Reduction Rider is elected), 5 percent or 6 percent. AUL will allocate Credit amounts among the investment options in the same ratio as Premiums are allocated. AUL will fund the Credit amounts from its General Account assets.

The annual charge for the Extra Credit Premium Rider can be found in the Expense Table. This Rider charge will apply until the Credit is totally vested, according to the following vesting schedule.

CONTRACT YEAR   3% CREDIT   5% CREDIT   6% CREDIT
-------------------------------------------------
      1             0%          0%          0%
      2             0%          0%        4.167%
      3             25%       16.67%      16.67%
      4             50%       33.33%      33.33%
      5             75%         50%         50%
      6            100%       66.67%      66.67%
      7            100%       83.33%      83.33%
      8            100%        100%        100%

The Credit is not part of the amount an owner will receive if he or she exercises the free look right. In addition, all or part of the Credit will be recaptured by AUL if the owner makes a withdrawal in the first seven (7) Contract years, depending upon the vesting schedule above. Regardless of whether or not the Credit is vested, all gains or losses attributable to such Credit are part of the Contract Owner's Account Value and are immediately vested.

The Contract Owner will be worse off for electing the Extra Credit Premium Rider in those situations where the gain on the Credit combined with the Credit itself are less than the charge for the rider over the same period. Conversely, the Contract Owner will be better off in those situations where the gain on the Credit combined with the Credit itself is greater than the charge assessed for the rider over the same period.

The gross fund return that is necessary for the Cash Value at the end of seven
(7) years or five (5) years, depending upon whether the Withdrawal Charge Reduction Rider is chosen, to be equal to the amount of consideration paid into the contract is the break even rate for that particular Rider. The break even rate is 2.23 percent for Contracts with a 3% Extra Credit Premium Rider and the Withdrawal Charge Reduction Rider; 1.50 percent for Contracts with a 5% Extra Credit Premium Rider; and 1.49 percent for Contracts with the 6% Extra Credit Premium Rider.

AUL expects to make a profit from the Extra Credit Premium Rider charges.

GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER

For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If the Owner's Contract is annuitized at any time after the tenth (10th) Contract Anniversary, the amount applied to the then current annuity table will be the greater of:

  1. The Account Value at that time, or

  2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

The Account Value is reduced proportionally for any withdrawals. This Rider is only available if the certain models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. Any transfer of Account Value to any Investment Account or model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy Portfolio, the Rider will be terminated automatically.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

AUL offers two (2) guaranteed minimum withdrawal benefit riders: the Lifetime Guaranteed Minimum Withdrawal Benefit rider and the Owner and Spousal Guaranteed Minimum Withdrawal Benefit rider. These riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

If the Lifetime Guaranteed Minimum Withdrawal Benefit rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's spouse.

These Riders are only available if the Portfolio Optimization Program is chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund or the Timothy Plan(R) Strategic Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the riders. These riders may be added after issue only for Owners that purchased this Contract during the calendar years 2006 and 2007 and if the Owner (and spouse, if applicable) meet the minimum issue requirements for these riders. Further, the right to purchase a Guaranteed Minimum Withdrawal Benefit Rider after issue will only be available during the period May 1, 2008 to August 1, 2008, or until such later time if the foregoing period is extended by AUL. If a Guaranteed Minimum Annuitization Benefit rider is in force at the time either of these riders are being added, it must be terminated.

GENERAL PROVISIONS OF BOTH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

With either of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.

If one (1) of these riders is effective as of the Contract Date, the initial Benefit Base will be equal to the Premiums on the Contract Date. If the rider is elected after the Contract Date, the initial Benefit Base will be equal to the Account Value on the rider effective date.

Thereafter, the Benefit Base will increase by the dollar amount of any additional Premiums. It will also increase on each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup."

The Benefit Base is reduced on a proportional basis by any withdrawal that exceeds the GAWA.

The Benefit Base can never be more than $5,000,000.

The initial GAWA is equal to the Benefit Base immediately prior to the Owner's first withdrawal multiplied by the applicable GAWA Percentage. The GAWA represents the maximum amount that can be taken as a partial withdrawal each Contract Year without reducing the GAWA going forward.

After the date of the Owner's first withdrawal, the GAWA may increase due to additional Premiums, by multiplying the new Benefit Base by the applicable GAWA percentage. The GAWA may also be increased at each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup." The GAWA is reduced for withdrawals in excess of the GAWA on a proportional basis.

AUTOMATIC ANNUAL STEP-UP. On any Contract Anniversary in which the Account Value is greater than the Benefit Base, an Automatic Annual Step-Up may occur. The Automatic Annual Step-Up will increase the Benefit Base to equal the Account Value on the date of the Step-Up (up to a maximum of $5,000,000). It will also increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on the date that a Step-Up occurs, the charge for the rider selected has changed for new purchasers, the Owner may be subject to the new charge at the time of such Step-Up. The Owner may decline a Step-Up by notifying AUL in writing at least thirty (30) days prior to the Contract Anniversary Date.

If a Step-Up is declined, Automatic Annual Step-Ups will not resume until the Owner notifies AUL in writing that the Owner would like to reinstate the Step-Ups. The Step-Up will resume on the next Contract Anniversary after AUL receives the Owner's request for reinstatement. If the Owner does reinstate the Step-Up and the charge for this Rider has changed for new purchasers, the Owner will be subject to the new charge.

5% ROLLUP. On each Contract Anniversary until the earlier of: (a) the date of the Owner's first withdrawal or (b) the tenth (10th) Contract Anniversary following the rider's effective date, the 5% Rollup amount will be equal to the initial Benefit Base on the selected rider's effective date, plus any additional Premiums which are received after the selected rider's effective date, accumulated annually at 5 percent to the Contract Anniversary. On each Contract Anniversary in which the 5% Rollup amount is greater than the Benefit Base, AUL will increase the Benefit Base to equal the 5% Rollup amount (up to a maximum of $5,000,000) and increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on any Contract Anniversary when the Owner is eligible for the 5% Rollup, the Account Value is greater than the 5% Rollup amount, AUL will Step-Up the Benefit Base to equal the Account Value and the 5% Rollup will not apply. If the Owner chooses to decline the Step-Up (as described above under "Automatic Annual Step-Up"), the 5% Rollup will still apply.

The 5% Rollup will not be applicable after the earlier of: (a) the date of the Owner's first withdrawal; or (b) the tenth (10th) Contract Anniversary following the rider's effective date.

Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the GAWA for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year. This applies only in relation to the Required Minimum Distribution based on the value of the Contract.

The Owner must allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models in order to elect and maintain one (1) of these riders.

No loans may be taken against the Account Value as long as one (1) of these riders is in effect.

The charge for the selected rider is shown on the Rider Specifications Page. The charge will be assessed monthly against the greater of the Account Value or the Benefit Base. If a Step-Up occurs, the charge may be increased, but not above the then current charge then applicable to new purchasers. If, at the time of a Step-Up, AUL is no longer issuing these riders, the charge may be increased, but not above the maximum charge for the selected rider.

If the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and the Rider will terminate and no further benefits will due under either.

AUL reserves the right to aggregate all OneAmerica partner company contracts with this benefit.

OWNER AND SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit rider is selected, it is designed to facilitate the continuation of the Owner's rights under this rider by the Owner's spouse. If the Contract Owner, or first Owner, in the case of joint Owners, dies and the spouse elects to continue the Contract, AUL will continue the rider with respect to all benefits. The surviving spouse will be the Contract Owner and cannot name a new Contract Owner.

If withdrawals under the rider have commenced, the GAWA will remain the same unless reduced due to a withdrawal in excess of the GAWA. If withdrawals under this rider have not commenced, the GAWA Percentage will be based on the attained age of the surviving spouse at the time of the first withdrawal.

For purposes of this rider, the spouse is identified as the spouse of the Contract Owner at the time of the first withdrawal. If the spouse is changed after the first withdrawal, the GAWA Percentage will continue based on the ages at the time of the first withdrawal made under the rider.

The payment amount in the Contract Year in which the Account Value is reduced to zero is equal to the remaining GAWA not yet withdrawn in that year. In subsequent Contract Years, the payment amount equals the GAWA in effect as of the date that the Account Value is reduced to zero.

TERMINATION. The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice to terminate the rider. The rider will terminate on the next Contract Anniversary Date following receipt of the written request by AUL;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4. Full surrender of the Contract;

  5. Death of the Contract Owner or the spouse of the Contract Owner (as defined in this rider) if he/she elects to continue the Contract at the original Contract Owner's death; or

  6. Annuitization of the Contract.

LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. If the Lifetime Guaranteed Minimum Withdrawal Benefit is selected the Owner may be eligible to receive a GAWA until the Owner's Death.

The applicable GAWA Percentage is based on the age of the Contract Owner at the time of the first withdrawal.

The applicable GAWA Percentage at the time of the first withdrawal will remain the GAWA Percentage during the remaining life of the rider.

The Benefit Base is reduced on a proportional basis by any withdrawals that exceed the GAWA.

Termination. The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice that this rider be terminated. The rider will terminate on the next Contract Anniversary following receipt of the written request;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4. Full Surrender of the Contract;

  5. Death of the Contract Owner; or,

  6. Annuitization of the Contract.

GUARANTEED RETURN OF PREMIUM RIDER

For those Contracts which have elected the Guaranteed Return of Premium Rider at the time of application, the following provisions apply. If the Owner's Contract is still in force at the end of the tenth (10th) Contract Anniversary, the Owner's Account Value will be adjusted to be the greater of:

  1. The Account Value at that time, or

  2. The total of all Premiums paid under the Contract, less a proportional adjustment for amounts previously withdrawn.

This Rider is only available if certain models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy portfolio, the Rider will be terminated automatically.

Any Credit paid is not premium and would, therefore, not be included in the calculation of this benefit. See the Expense Table for the charge for this Rider.

LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT RIDER

The Long Term Care Facility and Terminal Illness Benefit rider ensures that surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous 90 day period to a Long Term Care Facility or a 30 day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the AUL's Corporate Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. There is no charge for this rider.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").

WITHDRAWAL CHARGE REDUCTION RIDER

The Withdrawal Charge Reduction Rider will reduce the withdrawal charge period by two years. The final two years of the withdrawal charge are dropped, and the previous years are consistent with the Withdrawal Charge schedule listed above. See the Expense Table for the annual charge for this Rider. This charge will expire at the end of the fifth (5th) Contract year. Only the 3% Extra Credit Premium Rider will be available if the Withdrawal Charge Reduction Rider is elected.

                               FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. CONSULT THE OWNER'S TAX ADVISOR.

DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a separate account may cause the Contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the separate account.

If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an annuity Contract until some form of distribution is made under the Contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."

  1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the annuity date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.

  2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.

  3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.

  4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five (5) years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

  1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving owner is the deceased owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

  2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

  3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract) is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

  4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity Contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) Contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the

Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

  1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

  2. ROTH IRA

Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

  3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;
(3) provide contributions or benefits that do not exceed certain limitations;
(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

  4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007, the IRS issued final regulations for tax-sheltered annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) by January 1, 2009, all 403(b) arrangements must have a written plan, 2) as of September 24, 2007, transfers previously permitted, pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets is permitted provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information-sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

The preamble to the proposed regulations states that it is expected that a number of IRS pronouncements, including Rev. Rul. 90-24, will be superceded when the regulations are issued in final form. Under these new regulations, a 403(b) plan may not accept transfers from a Section 401 plan or a Section 457 plan.

  5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity Contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred annuity Contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity Contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old Contract, provided that the amounts transferred between Contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.

                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under Contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. After the Annuity Date, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Annuity Units by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a Contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance Contracts or if otherwise required by applicable law or Contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of Contracts, or permit a conversion between classes of Contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity Contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter or depositor (or any subsidiary) is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by Thomas M. Zurek, General Counsel of AUL.

FINANCIAL STATEMENTS

Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2007, are included in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

Description                                                                      Page
-----------                                                                      ----
GENERAL INFORMATION AND HISTORY ..............................................      3
DISTRIBUTION OF CONTRACTS ....................................................      3
CUSTODY OF ASSETS ............................................................      3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ...................................      3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS ...............      3
  403(b) Programs ............................................................      4
  408 and 408A Programs ......................................................      4
  457 Programs ...............................................................      5
  Employee Benefit Plans .....................................................      5
  Tax Penalty for All Annuity Contracts ......................................      5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities ..........      5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................................      6
FINANCIAL STATEMENTS .........................................................      7

A Statement of Additional Information may be obtained without charge by calling or writing to AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

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                              PROSPECTUS EXHIBIT 1

                                FORM ADV PART II

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                                                                                           OMB APPROVAL
                                                                                    ---------------------------
FORM ADV    UNIFORM APPLICATION FOR INVESTMENT ADVISER REGISTRATION                 OMB Number: 3235-0049
PART II - PAGE 1                                                                    Expires: July 31, 2008
                                                                                    Estimated average burden
                                                                                    hours per response...9.402
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Name of Investment Adviser:
AMERICAN UNITED LIFE INSURANCE COMPANY
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Address: (Number and Street)             (City)       (State)     (Zip Code)    Area Code:    Telephone Number:
ONE AMERICAN SQ. PO BOX 368           INDIANAPOLIS      IN          46206         317             285-1877
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  THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER AND ITS
   BUSINESS FOR THE USE OF CLIENTS. THE INFORMATION HAS NOT BEEN APPROVED OR
                     VERIFIED BY ANY GOVERNMENTAL AUTHORITY.

                                        TABLE OF CONTENTS

 ITEM
 ----
NUMBER      ITEM                                                                           PAGE
------      ----                                                                           ----
  1         Advisory Services and Fees                                                        2

  2         Types of Clients                                                                  2

  3         Types of Investments                                                              3

  4         Methods of Analysis, Sources of Information and Investment Strategies             3

  5         Education and Business Standards                                                  4

  6         Education and Business Background                                                 4

  7         Other Business Activities                                                         4

  8         Other Financial Industry Activities or Affiliations                               5

  9         Participation or Interest in Client Transactions                                  5

 10         Conditions for Managing Accounts                                                  5

 11         Review of Accounts                                                                6

 12         Investment or Brokerage Discretion                                                6

 13         Additional Compensation                                                           7

 14         Balance Sheet                                                                     7

            Continuation Sheet                                                       Schedule F

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(Schedules A, B, C, D, and E are included with Part I of this Form, for the use of regulatory bodies, and are not distributed to clients.)
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 POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
  IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY
                            VALID OMB CONTROL NUMBER.

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 2             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/21/2008
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1.  A.    ADVISORY SERVICES AND FEES. (check the applicable boxes)            For each type of service provided,
                                                                              state the approximate % of total
    Applicant:                                                                advisory billings from that service.

                                                                              (See instruction below.)

[x]  (1)  Provides investment supervisory services                                                                99.00%
                                                                                                                  -----
[x]  (2)  Manages investment advisory accounts not involving investment supervisory services                       1.00%
                                                                                                                  -----
[ ]  (3)  Furnishes investment advice through consultations not included in either service
          described above                                                                                              %

[ ]  (4)  Issues periodicals about securities by subscription                                                          %

[ ]  (5)  Issues special reports about securities not included in any service described above                          %

[ ]  (6)  Issues, not as part of any service described above, any charts, graphs, formulas' or other
          devices which clients may use to evaluate securities                                                         %

[ ]  (7)  On more than an occasional basis, furnishes advice to clients on matters not involving
          securities                                                                                                   %

[ ]  (8)  Provides a timing service                                                                                    %

[ ]  (9)  Furnishes advice about securities in any manner not described above                                          %

 (Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)

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                                                                                                      Yes              No
    B.        Does applicant call any of the services it checked above financial planning or
              some similar term?                                                                      [ ]             [x]

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    C.        Applicant offers investment advisory services for: (check all that apply)

    [x]  (1)  A percentage of assets under management           [ ]  (4)  Subscription fees

    [ ]  (2)  Hourly charges                                    [ ]  (5)  Commissions

    [x]  (3)  Fixed fees (not including subscription fees)      [ ]  (6)  Other

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    D.        For each check box in A above, describe on Schedule F:

    o         the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee

    o         applicant's basic fee schedule, how fees are charged and whether its fees are negotiable

    o         when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date

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2.  TYPES OF CLIENTS -- Applicant generally provides investment advice to: (check those that apply)

    [x]   A.  Individuals                                       [ ]  E.  Trusts, estates, or charitable organizations

    [ ]   B.  Banks or thrift institutions                      [x]  F.  Corporations or business entities other than
                                                                         those listed above
    [x]   C.  Investment companies
                                                                [ ]  G.  Other (describe on Schedule F)
    [x]   D.  Pension and profit sharing plans

=============================================================================================================================
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FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 3             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/21/2008

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3.  TYPES OF INVESTMENTS. Applicant offers advice on the following: (check those that apply)

          A.  Equity Securities                                  [x]  H.  United States government securities

    [x]       (1)  exchange-listed securities

    [x]       (2)  securities traded over-the-counter                 I.  Options contracts on:

    [x]       (3)  Foreign issuers                               [ ]      (1)  securities

                                                                 [ ]      (2)  commodities
    [ ]   B.  Warrants

                                                                      J.  Futures contracts on:

    [x]   C.  Corporate debt securities                          [ ]      (1)  tangibles

              (other than commercial paper)                      [ ]      (2)  intangibles

    [x]   D.  Commercial paper                                        K.  Interests in partnerships investing in:

                                                                 [ ]      (1)  real estate

    [x]   E.  Certificates of deposit                            [ ]      (2)  oil and gas interests

                                                                 [ ]      (3)  other (explain on Schedule F)
    [x]   F.  Municipal securities
                                                                 [ ]  L.  Other (explain on Schedule F)
          G.  Investment company securities:

    [x]       (1)  variable life insurance

    [x]       (2)  variable annuities

    [x]       (3)  mutual fund shares
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4.  METHODS OF ANALYSIS, SOURCES OF INFORMATION, AND INVESTMENT STRATEGIES.

    A.        Applicant's security analysis methods include: (check those that apply)

         (1)  [ ]  Charting                                         (4)   [ ]  Cyclical

         (2)  [x]  Fundamental                                      (5)   [x]  Other (explain on Schedule F)

         (3)  [x]  Technical
----------------------------------------------------------------------------------------------------------------------------

    B.        The main sources of information applicant uses include: (check those that apply)

         (1)  [x]  Financial newspapers and magazines               (5)   [ ]  Timing services

         (2)  [x]  Inspections of corporate activities              (6)   [x]  Annual reports, prospectuses, filings with
                                                                               the Securities and Exchange Commission

         (3)  [x]  Research materials prepared by others            (7)   [x]  Company press releases

         (4)  [x]  Corporate rating services                        (8)   [ ]  Other (explain on Schedule F)
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FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 4             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/21/2008

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    C.        The investment strategies used to implement any investment advice given to clients include:
              (check those that apply)

         (1)  [x]  Long term purchases
                   (securities held at least a year)                (5)   [ ]  Margin transactions

         (2)  [x]  Short term purchases
                   (securities sold within a year)                  (6)   [ ]  Option writing, including covered
                                                                               options, uncovered options or
                                                                               spreading strategies

         (3)  [x]   Trading (securities sold within 30 days)        (7)   [ ]  Other (explain on Schedule F)

         (4)  [ ]   Short sales

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5.   EDUCATION AND BUSINESS STANDARDS.

     Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?

                            (If yes, please describe these standards on Schedule F)
                                                                                                    Yes            No
                                                                                                    [x]           [ ]

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6.   EDUCATION AND BUSINESS BACKGROUND.

     For:

     o        each member of the investment committee or group that determines general investment advice to be given to clients, or

     o        if the applicant has no investment committee or group, each individual who determines general investment advice clients (if more than five, respond only for their supervisors)

     o        each principal executive officer of applicant or each person with similar status or performing similar functions.

     On Schedule F, give the:

     o        name                                                o    formal education after high school

     o        year of birth                                       o    business background for the preceding five years

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7.   OTHER BUSINESS ACTIVITIES. (check those that apply)

     [x]  A.  Applicant is actively engaged in a business other than giving investment advice.

     [x]  B.  Applicant sells products or services other than investment advice to clients.

     [x]  C.  The principal business of applicant or its principal executive officers involves something other than providing investment advice.

          (For each checked box describe the other activities, including the time spent on them, on Schedule F.)

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FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 5             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/21/2008

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8.   OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS. (check those that apply)
     [ ]  A.  Applicant is registered (or has an application pending) as a securities broker-dealer.

     [ ]  B.  Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.

     [ ]  C.  Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:

     [x] (1)  broker-dealer                                      [ ] (7)   accounting firm

     [x] (2)  investment company                                 [ ] (8)   law firm

     [x] (3)  other investment adviser                           [x] (9)   insurance company or agency

     [ ] (4)  financial planning firm                            [ ] (10)  pension consultant

     [ ] (5)  commodity pool operator, commodity                 [ ] (11)  real estate broker or dealer
              trading adviser or futures commission
              merchant

     [ ] (6)  banking or thrift institution                      [ ] (12)  entity that creates or packages limited
                                                                           partnerships

         (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)

          D.  Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?

                          (If yes, describe on Schedule F the partnerships and what they invest in.)
                                                                                                        Yes            No
                                                                                                        [ ]           [x]

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9.  PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.

    Applicant or a related person: (check those that apply)

    [ ]  A.  As principal, buys securities for itself from or sells securities it owns to any client.

    [ ]  B.  As broker or agent effects securities transactions for compensation for any client.

    [ ]  C.  As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.

    [ ]  D.  Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.

    [x]  E.  Buys or sells for itself securities it also recommends to clients.

         (For each box checked, describe on Schedule F when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)

   Describe on Schedule F, your code of ethics, and state that you will provide a copy of your code of ethics to any client or prospective client upon request.
----------------------------------------------------------------------------------------------------------------------------

10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment advisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other condition for starting or maintaining an account?

                                      (If yes, describe on Schedule F)
                                                                                                        Yes            No
                                                                                                        [ ]           [x]

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FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 6             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/21/2008

----------------------------------------------------------------------------------------------------------------------------

11. REVIEW OF ACCOUNTS. If applicant provides investment supervisory services, manages investment advisory account, or holds itself out as providing financial planning or some similarly termed services:

     A.     Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors. FOR REVIEWERS, include the number of reviewers, their titles and functions, instructions they receive from applicant on performing reviews, and number of accounts assigned each.

     AUL AS THE INVESTMENT ADVISOR, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY
     INVESTMENT OPERATIONS, SUBJECT TO THE OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE ONEAMERICA FUNDS, INC.

     THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH
     PORTFOLIO FOR THE ONEAMERICA FUND, INC.'S BOARD OF DIRECTORS:

     G. DAVID SAPP, Sr. V.P., INVESTMENTS
     KATHRYN E. HUDSPETH, V.P., EQUITIES
     DAVID WEISENBURGER, ASSISTANT V.P., FIXED INCOME SECURITIES

     SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY, GENERAL ECONOMIC CONDITIONS,
     AND PERFORMANCE OF THE PORTFOLIO SECURITIES. THE COST OF BROKER COMMISSIONS AND THE INTENDED INVESTMENT STRATEGY BASED
     ON CURRENT CONDITIONS ARE REPORTED ANNUALLY TO THE BOARD.

     B.     Describe below the nature and frequency of regular reports to clients on their accounts.

     SEE ANSWER TO 11A ABOVE

     IBBOTSON REVIEWS THE PORTFOLIO OPTIMIZATION MODELS ON AN ANNUAL BASIS AND UPDATES THE ASSET ALLOCATION
     MODELS. ACCOUNTS ARE UPDATED CONSISTENT WITH THIS ANALYSIS.

----------------------------------------------------------------------------------------------------------------------------

12.  INVESTMENT OR BROKERAGE DISCRETION.

     A.     Does applicant or any related person have authority to determine, without obtaining specific client consent, the:

     (1)    securities to be bought or sold?                                                            Yes           No
                                                                                                        [x]           [ ]

     (2)    amount of securities to be bought or sold?                                                  Yes           No
                                                                                                        [x]           [ ]

     (3)    broker or dealer to be used?                                                                Yes           No
                                                                                                        [x]           [ ]

     (4)    commission rates paid?                                                                      Yes           No
                                                                                                        [x]           [ ]

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FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 7             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/21/2008

----------------------------------------------------------------------------------------------------------------------------
     B.     Does applicant or a related person suggest brokers to clients?
                                                                                                        Yes           No
                                                                                                        [ ]           [x]

     For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B, describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor, describe:

     o      the products, research and services

     o      whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services

     o      whether research is used to service all of applicant's accounts or just those accounts paying for it; and

     o      any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for product and research services received.

----------------------------------------------------------------------------------------------------------------------------

13.  ADDITIONAL COMPENSATION.

     Does the applicant or a related person have any arrangements, oral or in writing, where it:

     A.      is paid cash by or receives some economic benefit (including commissions, equipment or non-research services) from a non-client in connection with giving advice to clients?
                                                                                                        Yes           No
                                                                                                        [ ]           [x]

     B.      directly or indirectly compensates any person for client referrals?

                                (For each yes, describe the arrangements on Schedule F.)
                                                                                                        Yes           No
                                                                                                        [ ]           [x]

----------------------------------------------------------------------------------------------------------------------------

14.  BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:

     o       has custody of client funds or securities (unless applicant is registered or registering only with the
             Securities and Exchange Commission); or

     o       requires prepayment of more than $500 in fees per client and 6 or more in advance

     Has applicant provided a Schedule G balance sheet?
                                                                                                        Yes           No
                                                                                                        [ ]           [x]

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SCHEDULE F OF                      ----------------------------------------------------------------------------------------
FORM ADV                           Applicant:                                    SEC File Number:          Date:
CONTINUATION SHEET FOR FORM ADV
PART II                            AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/21/2008

-----------------------------------------------------------------------------------------------------------------------------
                (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)

-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 1.A                 AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") OFFERS GROUP VARIABLE ANNUITY CONTRACTS
                       TO BE USED IN CONNECTION WITH CERTAIN RETIREMENT PLANS AND INDIVIDUAL VARIABLE ANNUITY
                       AND LIFE CONTRACTS. THESE CONTRACTS PROVIDE FOR THE ACCUMULATION OF VALUES ON A VARIABLE
                       BASIS, FIXED BASIS OR BOTH. CONTRIBUTIONS DESIGNATED TO ACCUMULATE ON A VARIABLE BASIS MAY
                       BE ALLOCATED TO ONE OR MORE OF THE INVESTMENT ACCOUNTS OF THE AUL AMERICAN UNIT TRUST,
                       AUL AMERICAN INDIVIDUAL UNIT TRUST, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY TRUST AND
                       AUL AMERICAN INDIVIDUAL VARIABLE LIFE ANNUITY UNIT TRUST REGISTERED UNIT INVESTMENT
                       TRUSTS AND SEPARATE ACCOUNTS OF AUL. AUL ACTS AS THE INVESTMENT ADVISOR TO THE
                       ONEAMERICA FUNDS, INC. ("THE FUND"). OTHER MUTUAL FUND SHARES MAY BE PURCHASED BY THE
                       SEPARATE ACCOUNTS FROM MUTUAL FUNDS WHICH HAVE INVESTMENT ADVISORS OTHER THAN AUL.

                       THE FUND AND AUL (THE "ADVISOR") ENTERED INTO AN INVESTMENT ADVISOR AGREEMENT IN
                       1990, ("THE AGREEMENT") WHICH WAS APPROVED BY THE FUND SHAREHOLDERS AND TRUST
                       PARTICIPANTS ON MAY 8, 1991. THEREAFTER, THE AGREEMENT HAS BEEN REVIEWED ANNUALLY BY
                       THE FUND'S BOARD OF DIRECTORS UNLESS OTHERWISE REQUIRED BY FEDERAL SECURITIES LAWS.
                       SUBJECT TO THE OVERALL SUPERVISION OF THE FUND'S BOARD OF DIRECTORS, THE ADVISOR EXERCISES
                       RESPONSIBILITY FOR THE INVESTMENT AND REINVESTMENT OF THE FUND'S ASSETS. THE ADVISOR
                       MANAGES THE DAY-TO-DAY INVESTMENT OPERATIONS OF THE FUND AND THE COMPOSITION OF EACH
                       OF THE PORTFOLIOS, INCLUDING THE PURCHASE, RETENTION AND DISPOSITION OF THE INVESTMENTS,
                       SECURITIES AND CASH CONTAINED THEREIN IN ACCORDANCE WITH EACH PORTFOLIO'S INVESTMENT
                       OBJECTIVES AND POLICIES AS STATED IN THE FUND'S CURRENT PROSPECTUS. THE AGREEMENT WAS
                       LAST APPROVED BY THE BOARD OF DIRECTORS ON FEBRUARY 29, 2008.

                       UNDER THE AGREEMENT, THE ADVISOR IS COMPENSATED FOR ITS SERVICES AT A MONTHLY FEE BASED
                       ON AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO. FOR EACH
                       PORTFOLIO, THE FUND PAYS THE ADVISOR A FEE AT AN ANNUAL RATE OF THE PORTFOLIO'S AVERAGE
                       DAILY NET ASSETS OF 0.50 PERCENT FOR THE VALUE, INVESTMENT GRADE BOND AND ASSET DIRECTOR
                       PORTFOLIOS; 0.40 PERCENT FOR THE MONEY MARKET PORTFOLIO; AND 0.70 PERCENT FOR THE SOCIALLY
                       RESPONSIVE PORTFOLIO. THE ADVISOR IS ALSO THE DISTRIBUTOR OF CONTRACTS IN WHICH THE
                       PORTFOLIOS ARE OFFERED. THE ADVISOR IS ENTITLED TO 0.30 PERCENT OF THE AVERAGE DAILY NET
                       ASSETS OF EACH PORTFOLIO'S ADVISOR CLASS SHARES FOR DISTRIBUTION AND SHAREHOLDER SERVICES
                       PROVIDED (12b-1 FEES) TO THE SHAREHOLDERS.

                       THE STATE LIFE INSURANCE COMPANY, ("STATE LIFE") IS A SUBSIDIARY OF ONEAMERICA FINANCIAL
                       PARTNERS, INC. AUL PERFORMS CERTAIN INVESTMENT MANAGEMENT SERVICES FOR AND ON BEHALF OF
                       STATE LIFE AND PURSUANT TO AN AGREEMENT BETWEEN THE TWO (2) COMPANIES.

                       UNDER THE AGREEMENT BETWEEN AUL AND STATE LIFE, AUL PROVIDES A CONTINUOUS INVESTMENT
                       PROGRAM AND IS RESPONSIBLE FOR THE COMPOSITION OF STATE LIFE'S INVESTMENT PORTFOLIO. IN
                       CONSIDERATION THEREOF, STATE LIFE PAYS AUL THIRTEEN (13) BASIS POINTS ANNUALLY BASED UPON
                       STATE LIFE'S MEAN INVESTED ASSETS FOR EACH YEAR THE AGREEMENT REMAINS IN EFFECT. STATE
                       LIFE IS RESPONSIBLE FOR ALL OF THE EXPENSES AND LIABILITIES RELATING TO ITS INVESTMENT
                       PORTFOLIO AND FOR ESTABLISHING THE INVESTMENT OBJECTIVES FOR AUL TO FOLLOW. AUL AGREES TO
                       MAINTAIN AND PRESERVE REQUIRED RECORDS RELATED TO STATE LIFE INVESTMENTS.

                       PIONEER MUTUAL LIFE INSURANCE COMPANY, ("PML") IS A SUBSIDIARY OF ONEAMERICA
                       FINANCIAL PARTNERS, INC. PML PAYS AUL THIRTEEN (13) BASIS POINTS ANNUALLY BASED UPON
                       PML'S MEAN INVESTED ASSETS FOR EACH YEAR.

-----------------------------------------------------------------------------------------------------------------------------
                                    (C) 1996 ProFormWare, Inc. (portions of software only)

-----------------------------------------------------------------------------------------------------------------------------
                       MISCELLANEOUS INVESTMENT ADVISORY CLIENTS

                       AUL HAS ENTERED INTO AGREEMENTS WITH MISCELLANEOUS INVESTMENT ADVISORY CLIENTS
                       WHEREBY AUL OFFERS TO THESE ENTITIES CERTAIN PRIVATE PLACEMENT FIXED INCOME INVESTMENTS
                       IN WHICH AUL IS PARTICIPATING. THESE ENTITIES MAINTAIN ULTIMATE DISCRETION IN ALL SECURITIES
                       PURCHASES. THEY PAY AUL AN ANNUAL FEE ON A QUARTERLY BASIS IN ARREARS FOR THE SERVICES
                       RENDERED UNDER THE AGREEMENTS IN THE AMOUNT UP TO TEN (10) BASIS POINTS OF THE
                       OUTSTANDING AGGREGATE PRINCIPAL VALUE OF THE ASSETS HELD AT THE END OF EACH QUARTER WHICH
                       WERE PURCHASED UNDER THIS AGREEMENT.

                       AUL HAS ENTERED INTO A AN AGREEMENT WHEREBY IBBOTSON ASSOCIATES ASSISTS IN PROVIDING
                       ADVICE TO PLAN SPONSORS REGARDING THE INVESTMENT OPTIONS TO BE INCLUDED IN THE PLAN.
                       IBBOTSON REVIEWS THE INVESTMENT OPTIONS ON THE AUL PLATFORM AND PROVIDES QUALITATIVE
                       DATA ON THE INVESTMENT OPTION IN ORDER FOR A PREFERRED LIST OF OPTIONS TO BE CREATED FOR PLAN
                       SPONSORS TO CHOOSE FROM FOR THEIR PARTICIPANTS. AUL WILL CHARGE A MAXIMUM FEE OF $2,000,
                       DEPENDING ON PLAN ASSETS. AUL PAYS IBBOTSON A FLAT FEE OF $125,000 PER YEAR FOR THE SERVICE.

                       PORTFOLIO OPTIMIZATION PROGRAM

                       AUL OFFERS, THROUGH SOME VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS, ASSET ALLOCATION
                       PROGRAMS THAT MAY CONSTITUTE THE PROVISION OF INVESTMENT ADVICE UNDER SEC RULES.

                       UNDER THESE PROGRAMS, AUL HAS DEVELOPED SEVERAL ASSET ALLOCATIONS MODELS, EACH BASED
                       ON DIFFERENT PROFILES OF AN INVESTOR'S WILLINGNESS TO ACCEPT INVESTMENT RISK. IF THE CLIENT
                       DECIDES TO SUBSCRIBE TO THE PORTFOLIO OPTIMIZATION SERVICE, INITIAL PREMIUMS OR VARIABLE
                       ACCOUNT VALUE, AS APPLICABLE, WILL BE ALLOCATED TO THE INVESTMENT OPTIONS ACCORDING TO THE
                       MODEL SELECTED. SUBSEQUENT PURCHASE PAYMENTS, IF ALLOWED UNDER THE CONTRACT, WILL ALSO
                       BE ALLOCATED ACCORDINGLY.

                       AUL WILL SERVE AS THE INVESTMENT ADVISOR FOR THE SERVICE, WITH ALL ASSOCIATED FIDUCIARY
                       RESPONSIBILITIES, SOLELY FOR PURPOSES OF DEVELOPMENT OF THE PORTFOLIO OPTIMIZATION MODELS
                       AND PERIODIC UPDATES OF THE MODELS. EACH MODEL IS EVALUATED ANNUALLY TO ASSESS WHETHER
                       THE COMBINATION OF INVESTMENT OPTIONS WITHIN THE MODEL SHOULD BE CHANGED TO BETTER
                       OPTIMIZE THE POTENTIAL RETURN FOR THE LEVEL OF RISK TOLERANCE INTENDED FOR THE MODEL. AS A
                       RESULT OF THE PERIODIC ANALYSIS, EACH MODEL MAY CHANGE AND INVESTMENT OPTIONS MAY BE
                       DELETED FROM A MODEL.

                       WHEN AUL UPDATES THE MODELS, IT WILL SEND WRITTEN NOTICE OF THE UPDATED MODELS AT LEAST
                       THIRTY (30) DAYS IN ADVANCE OF THE DATE IT INTENDS THE UPDATED VERSION OF THE MODEL TO BE
                       EFFECTIVE. IF THE CLIENT TAKES NO ACTION, THE VARIABLE ACCOUNT VALUE (OR SUBSEQUENT
                       PREMIUMS, IF APPLICABLE) WILL BE REALLOCATED IN ACCORDANCE WITH THE UPDATED MODEL
                       AUTOMATICALLY. IF THE CLIENT DOES NOT WISH TO ACCEPT THE CHANGES TO THE SELECTED MODEL, THE
                       CLIENT CAN CHANGE TO A DIFFERENT MODEL OR WITHDRAW FROM THE PORTFOLIO OPTIMIZATION
                       SERVICE BY PROVIDING NOTICE TO AUL. SOME OF THE RIDERS AVAILABLE UNDER THE CONTRACT
                       REQUIRE THE CLIENT TO PARTICIPATE IN AN ASSET ALLOCATION SERVICE. IF THE CLIENT PURCHASES ANY
                       OF THESE RIDERS, SUCH RIDERS WILL TERMINATE IF THE CLIENT WITHDRAWS FROM PORTFOLIO
                       OPTIMIZATION OR ALLOCATES ANY PORTION OF THE CLIENT'S SUBSEQUENT PREMIUMS OR ACCOUNT
                       VALUE TO AN INVESTMENT OPTION THAT IS NOT CURRENTLY INCLUDED IN A MODEL (AS FULLY
                       DESCRIBED IN EACH RIDER.)

                       PARTICIPANTS IN GROUP VARIABLE ANNUITIES MAY RECEIVE INVESTMENT ADVICE FROM A THIRD PARTY
                       INVESTMENT ADVICE PROVIDER. THERE IS NO COST TO THE PARTICIPANT WHEN USING THE BASIC
                       INVESTMENT ADVICE SERVICE. AUL MAY ALSO ASSESS AN ACCOUNT MANAGEMENT FEE DIRECTLY
                       AGAINST THE ACCOUNT OF EACH PARTICIPANT WHO UTILIZES THE MORE DETAILED, HANDS-ON MANAGED
                       ACCOUNTS SERVICE. THE FEE FOR THE MANAGED ACCOUNT SERVICES IS A MAXIMUM OF ONE PERCENT OF
                       THE TOTAL ACCOUNT VALUE, PAID IN 0.25 PERCENT QUARTERLY INSTALLMENTS. AUL MAY FORWARD A
                       PORTION OF THE FEE TO THE INVESTMENT ADVICE PROVIDER AND TO THE BROKER AS A FINDER'S FEE.

II 4.A                 APPLICANT'S SECURITY ANALYSIS METHODS INCLUDE QUANTITATIVE MODELING.

II 5.                  IN GENERAL, THE APPLICANT REQUIRES ALL INDIVIDUALS INVOLVED IN DETERMINING OR GIVING
                       INVESTMENT ADVICE HAVE A COLLEGE DEGREE AND APPROXIMATELY 2-3 YEARS OF BUSINESS
                       EXPERIENCE.

-----------------------------------------------------------------------------------------------------------------------------
                                    (C) 1996 ProFormWare, Inc. (portions of software only)

-----------------------------------------------------------------------------------------------------------------------------
II 6.                  * OF APPLICANT

                       KENT ADAMS, CFA
                       DOB: 03/11/48
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       VICE PRESIDENT, FIXED INCOME SECURITIES *01/1992 TO PRESENT

                       MICHAEL I. BULLOCK, CFA
                       DOB: 07/26/62
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & BUTLER UNIVERSITY
                       VICE PRESIDENT, PRIVATE PLACEMENTS *11/2004 TO PRESENT
                       ASST. VICE PRESIDENT, MORTGAGE-BACKED SECURITIES *11/2000 TO 11/2004

                       RICHARD M. ELLERY
                       DOB: 07/25/71
                       EDUCATION: GRADUATE OF PURDUE UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW
                       INVESTMENT ADVISOR CHIEF COMPLIANCE OFFICER *06/2007 TO PRESENT
                       ASSOCIATE GENERAL COUNSEL * 01/2007 TO PRESENT
                       ASSISTANT GENERAL COUNSEL *05/2004 TO 01/2007
                       SENIOR COUNSEL * 11/2001 TO 05/2004

                       ROBERT E. FERGUSON
                       DOB: 03/31/57
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW
                       DEPUTY COUNSEL *8/06/2006 TO PRESENT
                       ASSOCIATE GENERAL COUNSEL *08/2004 TO 08/2006
                       ASSISTANT GENERAL COUNSEL *12/1995 TO 08/2004

                       STEVEN T. HOLLAND
                       DOB: 10/10/58
                       EDUCATION: GRADUATE OF MIAMI UNIVERSITY & INDIANA UNIVERSITY
                       V.P., MORTGAGE LOANS *06/1997 TO PRESENT

                       KATHRYN E. HUDSPETH, CFA
                       DOB: 05/09/59
                       EDUCATION: GRADUATE OF INDIANA WESLEYAN & BALL STATE UNIVERSITY
                       VICE PRESIDENT, EQUITIES *11/1994 TO PRESENT

                       ERIK LEIGHTON
                       DOB: 11/24/71
                       EDUCATION: GRADUATE OF DEPAUW UNIVERSITY & BUTLER UNIVERSITY
                       ASST. EQUITY PORTFOLIO MANAGER *07/2006 TO PRESENT
                       SENIOR RESEARCH ANALYST *10/2003 TO 07/2006
                       INVESTMENT RESEARCH ANALYST *08/2001 TO 10/2003

                       JOHN C. MASON, CFA
                       DOB: 08/23/64
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       VICE PRESIDENT, MARKETABLE CORPORATE BONDS *05/2003 TO PRESENT
                       ASST. VICE PRESIDENT, MARKETABLE CORPORATE BONDS *08/1998 TO 04/2003

                       DAVID C. McCONAHA, CFA
                       DOB: 06/04/1976
                       EDUCATION: GRADUATE OF BALL STATE UNIVERSITY & INDIANA UNIVERSITY
                       RESEARCH ANALYST * 07/2006 TO PRESENT
                       FINANCIAL ANALYST, 07/2004 TO 07/2006 MAGELLAN HEALTH SERVICES
                       REGISTERED REPRESENTATIVE, CHARLES SCHWAB 06/1998 TO 06/2004

                       DAYTON H. MOLENDORP
                       DOB: 04/08/47
                       EDUCATION: GRADUATE OF WESTMAR COLLEGE
                       CHAIRMAN* 02/2007 TO PRESENT
                       PRESIDENT AND CEO* 09/2004 TO PRESENT

-----------------------------------------------------------------------------------------------------------------------------
                                    (C) 1996 ProFormWare, Inc. (portions of software only)

-----------------------------------------------------------------------------------------------------------------------------
                       EXECUTIVE VICE PRESIDENT * 02/2003 TO 09/2004
                       DIRECTOR, AUL, *12/2000 - PRESENT

                       G. DAVID SAPP, CFA
                       DOB: 12/03/46
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       Sr. VICE PRESIDENT INVESTMENTS *01/1992 TO PRESENT

                       MARK A. SCHMAHL, CFA
                       DOB: 08/01/72
                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                       RESEARCH ANALYST *06/ 2007 TO PRESENT
                       VICE PRESIDENT, CAPITAL MARKETS UNDERWRITER, FIFTH THIRD BANK 08/2003 TO 06/2007

                       DAVID WEISENBURGER, CFA
                       DOB: 08/10/65
                       EDUCATION: GRADUATE OF UNIVERSITY OF CINCINNATI
                       ASST. V.P., FIXED INCOME SECURITIES *09/2007 TO PRESENT
                       ASST. V.P., SENIOR PORTFOLIO MANAGER, OHIO CASUALTY 04/2006 TO 09/2007
                       MANAGING DIRECTOR, FIXED INCOMES AND DERIVATIVES, SUMMIT INVESTMENT PARTNERS 07/1996
                       TO 04/2006

                       EDWARD ZHOU, CFA
                       DOB: 01/29/71
                       EDUCATION: GRADUATE OF XIAMEN UNIVERSITY & UNIVERSITY OF AKRON
                       SENIOR RESEARCH ANALYST *08/2006 TO PRESENT
                       PRIVATE BUSINESS CONSULTANT 06/2006 TO 07/2006
                       SENIOR INVESTMENT ADVISOR, FORTIS HAITONG INVESTMENT MANAGEMENT 06/2004 TO 05/2006
                       GRADUATE ASSISTANT, BOSTON COLLEGE CARROLL SCHOOL OF MANAGEMENT 09/2003 TO 03/2004

II 7. (A)(B)(C)        AUL IS A STOCK LIFE INSURANCE COMPANY EXISTING UNDER THE LAWS OF THE STATE OF INDIANA. AUL
                       PRIMARILY CONDUCTS A CONVENTIONAL LIFE INSURANCE, HEALTH INSURANCE, ANNUITY BUSINESS AND
                       REINSURANCE. APPLICANT SPENDS APPROXIMATELY 90 PERCENT OF ITS TIME CONDUCTING THESE
                       ACTIVITIES.

                       SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

                       THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE ONEAMERICA
                       PORTFOLIOS. ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS.
                       NEITHER THE INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED
                       WITHOUT A MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED PORTFOLIO WITH THE EXCEPTION OF
                       THE SOCIALLY RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE SHAREHOLDER APPROVAL. THE
                       APPLICANT HAS THE AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE
                       AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT
                       OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

                       IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A
                       PORTFOLIO TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE
                       COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE
                       TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE BROKER-
                       DEALER INVOLVED, THE QUALITY OF THE SERVICE, THE DIFFICULTY OF EXECUTION AND OPERATIONAL
                       FACILITIES OF THE FIRMS INVOLVED, AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN
                       EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES THAN THE
                       LOWEST AVAILABLE WHEN THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF
                       THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE
                       TRANSACTION, AS DESCRIBED BELOW.

II 8.C(1)              ONEAMERICA SECURITIES, INC., A REGISTERED BROKER-DEALER AND REGISTERED INVESTMENT
                       ADVISOR LOCATED AT ONE AMERICAN SQUARE, INDIANAPOLIS, IN 46206 IS A WHOLLY OWNED
                       SUBSIDIARY OF AUL AND IS THE DISTRIBUTOR OF ALL REGISTERED PRODUCTS OFFERED BY AUL.

II 8.C(2)              SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

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                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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II 8.C(3)              SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 8.C(9)              SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 9.                  THE CODE OF ETHICS HAS BEEN DRAFTED BY THE ADVISOR AND ADOPTED BY THE INVESTMENT
                       COMMITTEE OF THE ADVISOR AND ONEAMERICA FUNDS, INC.

                       IF ANY CLIENT OR PROSPECTIVE CLIENT REQUESTS A COPY OF THE CODE OF ETHICS, A COPY WILL BE
                       DISTRIBUTED TO THEM.

II 9.E                 SOME EQUITY SECURITIES CONSIDERED FOR INVESTMENT BY THE ADVISOR MAY ALSO BE APPROPRIATE
                       FOR THE ADVISOR'S GENERAL ACCOUNT AS WELL AS FOR OTHER ACCOUNTS SERVED BY THE ADVISOR. IF A
                       PURCHASE OR SALE OF EQUITY SECURITIES CONSISTENT WITH THE INVESTMENT POLICIES OF A PORTFOLIO
                       AND ONE OR MORE OF THESE ACCOUNTS SERVED BY THE ADVISOR IS CONSIDERED AT OR ABOUT THE
                       SAME TIME, IT IS THE POLICY OF THE ADVISOR TO AGGREGATE THE TRADES IN ORDER TO ASSIST WITH ITS
                       OBLIGATIONS TO SEEK BEST EXECUTION FOR ITS CLIENTS.

                       IT IS ALSO THE POLICY OF THE ADVISOR NOT TO FAVOR ANY ONE ACCOUNT OR PORTFOLIO OVER ANOTHER IN
                       THE EVENT THAT SECURITY TRADES ARE AGGREGATED. ANY PURCHASE OR SALE ORDERS EXECUTED
                       CONTEMPORANEOUSLY ARE ALLOCATED AT THE AVERAGE PRICE AND AS NEARLY AS PRACTICABLE ON A
                       PRO RATA BASIS IN PROPORTION TO THE AMOUNTS DESIRED TO BE PURCHASED OR SOLD BY EACH
                       ACCOUNT OR PORTFOLIO. HOWEVER, ADDITIONAL FACTORS WILL ALSO BE TAKEN INTO CONSIDERATION
                       WHEN DETERMINING PROPER SHARE ALLOCATION, SO THAT THE FINAL ALLOCATION MAY NOT BE BASED
                       SOLELY ON A PRO RATA CALCULATION. THESE FACTORS INCLUDE BUT ARE NOT LIMITED TO, THE FOLLOWING:

                                  1) PERCENTAGE OF THE TRADE EXECUTED

                                  2) TOTAL NUMBER OF SHARES TRADED

                                  3) CASH FLOW ISSUES FOR EACH PORTFOLIO

                                  4) EQUITY ALLOCATION FOR EACH PORTFOLIO PRIOR TO TRADE EXECUTION

                                  5) TARGETED STOCK ALLOCATION FOR EACH PORTFOLIO PRIOR TO TRADE EXECUTION

                       WHILE IT IS CONCEIVABLE THAT IN CERTAIN INSTANCES THESE PROCEDURES COULD ADVERSELY AFFECT
                       THE PRICE OR NUMBER OF SHARES INVOLVED IN A PARTICULAR PORTFOLIO TRANSACTION, IT IS BELIEVED
                       THAT THESE PROCEDURES GENERALLY CONTRIBUTE TO BETTER OVERALL EXECUTION.

                       THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.
                       ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE
                       INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A
                       MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTIVE PORTFOLIO, WITH THE EXCEPTION OF THE
                       ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO. THE APPLICANT HAS THE AUTHORITY TO DETERMINE,
                       WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT
                       OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

                       IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A
                       PORTFOLIO, TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE
                       COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE
                       TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE BROKER-
                       DEALER INVOLVED, THE QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE OPERATIONAL
                       FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN
                       EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES THAN THE
                       LOWEST AVAILABLE WHEN THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF
                       THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE
                       TRANSACTION. THE ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER THAN THE CLIENT ON
                       WHOSE BEHALF THE RESEARCH WAS ACTUALLY EARNED. WHILE IT IS CONCEIVABLE THAT IN CERTAIN
                       INSTANCES THESE PROCEDURES COULD ADVERSELY AFFECT THE PRICE OR NUMBER OF SHARES INVOLVED
                       IN A PARTICULAR PORTFOLIO TRANSACTION, IT IS BELIEVED THAT THESE PROCEDURES GENERALLY
                       CONTRIBUTE TO BETTER OVERALL EXECUTION.

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II 12.A (1) & (2)      THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.
                       ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE
                       INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A
                       MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTIVE PORTFOLIO, WITH THE EXCEPTION OF THE
                       SOCIALLY RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE SHAREHOLDER APPROVAL. THE
                       APPLICANT HAS THE AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE
                       AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT
                       OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

                       IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A
                       PORTFOLIO, TAKING INTO ACCOUNT BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF
                       THE BROKERAGE AND RESEARCH SERVICES SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE
                       BROKERAGE COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE
                       SECURITY, THE TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY
                       OF THE BROKER-DEALER INVOLVED, THE QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE
                       OPERATIONAL FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF
                       SECURITIES.

                       IN EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES THAN THE
                       LOWEST AVAILABLE WHEN THE ADVISOR PROVIDED BY THE BROKER.

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                 Complete amended pages in full, circle amended items and file with execution page (page 1).
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                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    STARPOINT

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED

                             LIFE INSURANCE COMPANY(R)

                         INDIANAPOLIS, INDIANA 46206-7127

                       (800) 537-6442 - WWW.ONEAMERICA.COM

                                   PROSPECTUS

                               Dated: May 1, 2008

--------------------------------------------------------------------------------

  This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options.

  Individual Variable Annuity Contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., member FINRA, SIPC, a wholly-owned subsidiary of AUL.

[LOGO OF AUL]                    American United Life Insurance Company(R)
  AUL                            One American Square, P.O. Box 7127
  A ONEAMERICA(R)                Indianapolis, IN 46206-7127
  FINANCIAL PARTNER              www.aul.com

(C) 2008 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                      Form No. 7-15584B   (5/08)


                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2008


                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY

                                    STARPOINT


                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   OFFERED BY


                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                       ONE AMERICAN SQUARE P.O. BOX 7127
                         INDIANAPOLIS,INDIANA 46282-7127
                          (800) 537-6442 - www.oneamerica.com





This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Deferred Variable Annuity, StarPoint dated May 1, 2008.


A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS



Description                                                                        Page


GENERAL INFORMATION AND HISTORY .................................................    3
DISTRIBUTION OF CONTRACTS .......................................................    3
CUSTODY OF ASSETS ...............................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ......................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS ...............    3
     403(b) Programs ............................................................    4
     408 and 408A Programs ......................................................    4
     457 Programs ...............................................................    5
     Employee Benefit Plans .....................................................    5
     Tax Penalty for All Annuity Contracts ......................................    5
     Withholding for Employee Benefit Plans and Tax-Deferred Annuities ..........    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................................    6
FINANCIAL STATEMENTS ............................................................    6



2



                         GENERAL INFORMATION AND HISTORY


For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.


                            DISTRIBUTION OF CONTRACTS


OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the Financial Industry Regulation Authority, ("FINRA").



OneAmerica  Securities,   Inc.  serves  as  the  Principal  Underwriter  without
compensation from the Variable Account.


                                CUSTODY OF ASSETS


The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.


                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT


The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.


Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated Investment Company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).


Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.



        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS


The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.


Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.


Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.


The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.


Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.


403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $15,500 for 2008. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,500 for all years.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $46,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits  described  above do not apply to amounts  "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's beneficiary or (2) over a specified period of ten
(10) years or more.

Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA") and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,000 or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,000 limit for 2008; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $46,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $15,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income. Special ten (10) year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $46,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits.

Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.





Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.


Withholding For Employee Benefit Plans and Tax-Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2007 and 2006 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2007, December 31, 2006 and December 31, 2005, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
FINANCIALS OF THE REGISTRANT


The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2007 are included in this Statement of Additional Information.

A MESSAGE FROM
THE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)

TO PARTICIPANTS IN AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

The year 2007 can be described as a year of disappointments, surprises and increased volatility. The topic of every conversation seemed to focus on the subprime mortgage meltdown. As the year progressed, it also became apparent that the deteriorating credit situation was having a negative impact on consumer spending. This, in turn, has threatened to drag the U.S. economy into a recession.

The first half of 2007 provided attractive stock market gains with the Dow Jones Industrial Average (DJIA) breaking above two price level milestones -- 13000 and 14000. But worries about the housing crisis and the potential for a U.S. recession caused increased pressure on stock prices in the second half of the year. Although the broad market indices ended the year in positive territory, the DJIA experienced its first formal correction since 2003 by declining 10 percent from its October peak.

By late summer, the world of fixed income finance had also changed materially. Words like "subprime", "collateralized" and "structured securities" were being uttered on trading desks and in boardrooms across America. Rumors abounded, enormous write-downs were taken, and CEOs "resigned." As a result of this increased risk aversion, Treasury securities provided superior returns within the bond market and also outperformed the S&P 500.

During 2008, we can expect a continuation of the heightened volatility that became commonplace in 2007. The Federal Reserve intervened by lowering the federal funds rate 225 basis points since last August. Congress has also crafted an economic stimulus package targeted primarily to individuals and corporations. Unfortunately, it is too early to determine the effectiveness of these efforts. As a result, we believe the investment environment will remain challenging in the current year.

In closing, American United Life Insurance Company(R) remains committed to serving your investment needs. We appreciate your continued confidence and support.

                                Dayton H. Molendorp, CLU
                                Chairman, President & Chief Executive Officer of American United Life Insurance Company(R)
Indianapolis, Indiana
February 28, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Contract Owners of
AUL American Individual Variable Annuity Unit Trust and
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31,2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the applicable periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31,2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCooper LLP

Indianapolis, Indiana
April 25, 2008

               AUL American Individual Variable Annuity Unit Trust
                                OneAmerica Funds
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   67,642,225  $   65,848,781       2,733,007
Receivables: investments sold            160,340  ==============  ==============
Payables: investments redeemed            (7,579)
                                  --------------
Net assets                        $   67,794,986
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $   20,387,619       1,817,743  $        11.22
Class B                               47,407,366       4,989,382            9.50
                                  --------------  --------------
  Total                           $   67,794,986       6,807,125
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $    1,059,580
  Mortality & expense charges                                            644,868
                                                                  --------------
  Net investment income (loss)                                           414,712
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                             2,849,865
  Realized gain distributions                                          4,236,737
  Net change in unrealized appreciation (depreciation)                (5,789,084)
                                                                  --------------
  Net gain (loss)                                                      1,297,518
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,712,230
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    414,712       $     400,587
  Net realized gain (loss)                                     2,849,865           2,135,969
  Realized gain distributions                                  4,236,737           4,277,460
  Net change in unrealized appreciation (depreciation)        (5,789,084)            602,273
                                                            ------------       -------------
Increase (decrease) in net assets from operations              1,712,230           7,416,289
                                                            ------------       -------------
Contract owner transactions:
  Proceeds from units sold                                    13,705,562          16,198,401
  Cost of units redeemed                                     (14,265,215)        (13,220,885)
  Account charges                                               (695,804)           (637,732)
                                                            ------------       -------------
  Increase (decrease)                                         (1,255,457)          2,339,784
                                                            ------------       -------------
Net increase (decrease)                                          456,773           9,756,073
Net assets, beginning                                         67,338,213          57,582,140
                                                            ------------       -------------
Net assets, ending                                          $ 67,794,986       $  67,338,213
                                                            ============       =============
Units sold                                                     1,408,453           1,796,829
Units redeemed                                                (1,496,302)         (1,501,407)
                                                            ------------       -------------
Net increase (decrease)                                          (87,849)            295,422
Units outstanding, beginning                                   6,894,974           6,599,552
                                                            ------------       -------------
Units outstanding, ending                                      6,807,125           6,894,974
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    98,899,904
Cost of units redeemed                                               (53,648,626)
Account charges                                                       (2,691,013)
Net investment income (loss)                                           1,658,058
Net realized gain (loss)                                               7,512,783
Realized gain distributions                                           14,270,436
Net change in unrealized appreciation (depreciation)                   1,793,444
                                                                 ---------------
                                                                 $    67,794,986
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $    11.22         1,818   $   20,388             N/A            3.2%
12/31/06        10.87         2,062       22,417             N/A           13.5%
12/31/05         9.58         2,224       21,304             N/A            9.9%
12/31/04         8.72         2,213       19,293             N/A           15.0%
12/31/03         7.58         2,180       16,528             N/A           36.6%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     9.50         4,989   $   47,407            1.30%           2.2%
12/31/06         9.29         4,833       44,921            1.30%          12.1%
12/31/05         8.29         4,376       36,278            1.30%           8.4%
12/31/04         7.65         3,824       29,253            1.30%          13.5%
12/31/03         6.74         2,101       14,162            1.30%          34.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        1.6%
12/31/06        1.5%
12/31/05        1.2%
12/31/04        0.8%
12/31/03        1.0%

               AUL American Individual Variable Annuity Unit Trust
                                OneAmerica Funds
                                  Money Market

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   26,827,948  $   26,827,948      26,750,088
Receivables: investments sold             13,819  ==============  ==============
Payables: investments redeemed           (91,679)
                                  --------------
Net assets                        $   26,750,088
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $    7,235,291       5,522,149  $         1.31
Class B                               19,514,797      18,222,545            1.07
                                  --------------  --------------
  Total                           $   26,750,088      23,744,694
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $    1,450,420
  Mortality & expense charges                                            299,201
                                                                  --------------
  Net investment income (loss)                                         1,151,219
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,151,219
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2007         12/31/2006
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $  1,151,219      $     902,535
  Net realized gain (loss)                                            -                  -
  Realized gain distributions                                         -                  -
  Net change in unrealized appreciation (depreciation)                -                  -
                                                             ------------      -------------
Increase (decrease) in net assets from operations               1,151,219            902,535
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                     59,739,281         66,052,855
  Cost of units redeemed                                      (64,512,009)       (53,467,385)
  Account charges                                                (285,831)          (246,935)
                                                             ------------      -------------
  Increase (decrease)                                          (5,058,559)        12,338,535
                                                             ------------      -------------
Net increase (decrease)                                        (3,907,340)        13,241,070
Net assets, beginning                                          30,657,428         17,416,358
                                                             ------------      -------------
Net assets, ending                                           $ 26,750,088      $  30,657,428
                                                             ============      =============

Units sold                                                     54,873,945         62,341,769
Units redeemed                                                (59,920,190)       (49,925,723)
                                                             ------------      -------------
Net increase (decrease)                                        (5,046,245)        12,416,046
Units outstanding, beginning                                   28,780,392         16,364,346
                                                             ------------      -------------
Units outstanding, ending                                      23,744,694         28,780,392
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $ 3,418,141,660
Cost of units redeemed                                            (3,393,059,896)
Account charges                                                       (2,062,005)
Net investment income (loss)                                           3,730,329
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $    26,750,088
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.31         5,522   $    7,235             N/A            3.4%
12/31/06         1.25         3,998        4,999             N/A            4.2%
12/31/05         1.20         5,214        6,257             N/A            3.4%
12/31/04         1.16         6,692        7,763             N/A            0.9%
12/31/03         1.15         9,100       10,465             N/A            0.0%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07        18,223  $    19,515            1.30%           4.0%
12/31/06         1.04        24,782       25,658            1.30%           4.0%
12/31/05         1.00        11,160       11,160            1.30%           1.0%
12/31/04         0.99        10,118       10,017            1.30%           0.0%
12/31/03         0.99        10,335       10,232            1.30%          -1.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        5.1%
12/31/06        4.7%
12/31/05        2.7%
12/31/04        0.7%
12/31/03        0.7%

               AUL American Individual Variable Annuity Unit Trust
                                OneAmerica Funds
                              Investment Grade Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   45,902,949  $   46,513,764       4,101,344
Receivables: investments sold            121,613  ==============  ==============
Payables: investments redeemed        (1,290,512)
                                  --------------
Net assets                        $   44,734,050
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $    8,555,334       1,095,317  $         7.81
Class B                                6,178,717       6,267,536            5.77
                                  --------------  --------------
  Total                           $   44,734,050       7,362,853
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $    2,091,003
  Mortality & expense charges                                            347,329
                                                                  --------------
  Net investment income (loss)                                         1,743,674
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (71,466)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   556,170
                                                                  --------------
  Net gain (loss)                                                        484,704
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,228,378
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $  1,743,674       $   1,242,408
  Net realized gain (loss)                                       (71,466)           (272,382)
  Realized gain distributions                                        -                   -
  Net change in unrealized appreciation (depreciation)           556,170            (210,860)
                                                            ------------       -------------
Increase (decrease) in net assets from operations              2,228,378             759,166
                                                            ------------       -------------
Contract owner transactions:
  Proceeds from units sold                                    21,980,361           7,694,415
  Cost of units redeemed                                      (8,081,500)         (9,999,859)
  Account charges                                               (356,622)           (310,648)
                                                            ------------       -------------
  Increase (decrease)                                         13,542,239          (2,616,092)
                                                            ------------       -------------
Net increase (decrease)                                       15,770,617          (1,856,926)
Net assets, beginning                                         28,963,433          30,820,359
                                                            ------------       -------------
Net assets, ending                                           $44,734,050       $  28,963,433
                                                            ============       =============
Units sold                                                     3,982,226           1,419,052
Units redeemed                                                (1,392,463)         (1,835,575)
                                                            ------------       -------------
Net increase (decrease)                                        2,589,763            (416,523)
Units outstanding, beginning                                   4,773,090           5,189,613
                                                            ------------       -------------
Units outstanding, ending                                      7,362,853           4,773,090
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    95,015,136
Cost of units redeemed                                               (54,545,090)
Account charges                                                       (1,662,436)
Net investment income (loss)                                           6,481,176
Net realized gain (loss)                                                  45,250
Realized gain distributions                                               10,829
Net change in unrealized appreciation (depreciation)                    (610,815)
                                                                 ---------------
                                                                 $    44,734,050
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     7.81         1,095   $    8,555             N/A            6.4%
12/31/06         7.34         1,478       10,850             N/A            3.8%
12/31/05         7.07         1,748       12,360             N/A            2.2%
12/31/04         6.92         1,876       12,985             N/A            4.1%
12/31/03         6.65         2,032       13,515             N/A            4.9%

                                     CLASS B

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                              (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     5.77         6,268  $    36,179            1.30%           5.0%
12/31/06         5.50         3,295       18,113            1.30%           2.6%
12/31/05         5.36         3,444       18,460            1.30%           0.8%
12/31/04         5.32         1,923       10,232            1.30%           2.7%
12/31/03         5.18         1,665        8,625            1.30%           3.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        5.7%
12/31/06        4.9%
12/31/05        3.9%
12/31/04        3.6%
12/31/03        4.3%

               AUL American Individual Variable Annuity Unit Trust
                                OneAmerica Funds
                                 Asset Director

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   65,212,481  $   62,244,464       3,508,578
Receivables: investments sold                  2  ==============  ==============
Payables: investments redeemed           (37,681)
                                  --------------
Net assets                        $   65,174,802
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $   20,678,265       1,975,472  $        10.47
Class B                               44,496,537       5,340,556            8.33
                                  --------------  --------------
  Total                           $   65,174,802       7,316,028
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $    1,629,371
  Mortality & expense charges                                            603,995
                                                                  --------------
  Net investment income (loss)                                         1,025,376
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                             2,941,177
  Realized gain distributions                                          2,005,646
  Net change in unrealized appreciation (depreciation)                (3,143,183)
                                                                  --------------
  Net gain (loss)                                                      1,803,640
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,829,016
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $  1,025,376       $     937,652
  Net realized gain (loss)                                     2,941,177           1,905,790
  Realized gain distributions                                  2,005,646           2,591,039
  Net change in unrealized appreciation (depreciation)        (3,143,183)            387,735
                                                            ------------       -------------
Increase (decrease) in net assets from operations              2,829,016           5,822,216
                                                            ------------       -------------
Contract owner transactions:
  Proceeds from units sold                                    13,159,763          12,619,594
  Cost of units redeemed                                     (16,227,848)        (13,421,763)
  Account charges                                               (643,301)           (617,791)
                                                            ------------       -------------
  Increase (decrease)                                         (3,711,386)         (1,419,960)
                                                            ------------       -------------
Net increase (decrease)                                         (882,370)          4,402,257
Net assets, beginning                                         66,057,172          61,654,915
                                                            ------------       -------------
Net assets, ending                                          $ 65,174,802       $  66,057,172
                                                            ============       =============
Units sold                                                     1,567,667           1,605,623
Units redeemed                                                (1,935,617)         (1,737,134)
                                                            ------------       -------------
Net increase (decrease)                                         (367,950)           (131,511)
Units outstanding, beginning                                   7,683,978           7,815,489
                                                            ------------       -------------
Units outstanding, ending                                      7,316,028           7,683,978
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   100,161,621
Cost of units redeemed                                               (55,205,853)
Account charges                                                       (2,766,329)
Net investment income (loss)                                           4,184,014
Net realized gain (loss)                                               6,729,612
Realized gain distributions                                            9,103,717
Net change in unrealized appreciation (depreciation)                   2,968,020
                                                                 ---------------
                                                                 $    65,174,802
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $    10.47         1,975   $   20,678             N/A            5.1%
12/31/06         9.96         2,248       22,395             N/A           10.6%
12/31/05         9.01         2,489       22,429             N/A            7.6%
12/31/04         8.37         2,632       22,029             N/A           11.6%
12/31/03         7.50         2,722       20,413             N/A           27.3%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     8.33         5,341  $    44,497            1.30%           3.7%
12/31/06         8.03         5,436       43,662            1.30%           9.1%
12/31/05         7.36         5,330       39,226            1.30%           6.2%
12/31/04         6.93         4,319       29,932            1.30%          10.2%
12/31/03         6.29         2,410       15,159            1.30%          25.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        2.5%
12/31/06        2.3%
12/31/05        1.8%
12/31/04        1.7%
12/31/03        2.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                 VIP High Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    6,266,303  $    6,696,365       1,046,832
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed            (5,914)
                                  --------------
Net assets                        $    6,260,389
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Class A                           $    2,395,178         421,604  $         5.68
Class B                                3,865,211         503,704            7.67
                                  --------------  --------------
  Total                           $    6,260,389         925,308
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $      524,640
  Mortality & expense charges                                             52,863
                                                                  --------------
  Net investment income (loss)                                           471,777
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                23,004
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (359,533)
                                                                  --------------
  Net gain (loss)                                                       (336,529)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      135,248
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                            ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    471,777      $     422,465
  Net realized gain (loss)                                        23,004           (283,323)
  Realized gain distributions                                        -                  -
  Net change in unrealized appreciation (depreciation)          (359,533)           560,053
                                                            ------------      -------------
Increase (decrease) in net assets from operations                135,248            699,195
                                                            ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                       867,516          3,657,029
  Cost of units redeemed                                      (1,404,168)        (8,411,692)
  Account charges                                                (61,970)           (87,832)
                                                            ------------      -------------
  Increase (decrease)                                           (598,622)        (4,842,495)
                                                            ------------      -------------
Net increase (decrease)                                         (463,374)        (4,143,300)
Net assets, beginning                                          6,723,763         10,867,063
                                                            ------------      -------------
Net assets, ending                                          $  6,260,389      $   6,723,763
                                                            ============      =============
Units sold                                                       138,718            556,685
Units redeemed                                                  (230,407)        (1,270,633)
                                                            ------------      -------------
Net increase (decrease)                                          (91,689)          (713,948)
Units outstanding, beginning                                   1,016,997          1,730,945
                                                            ------------      -------------
Units outstanding, ending                                        925,308          1,016,997
                                                            ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    28,021,077
Cost of units redeemed                                               (23,415,857)
Account charges                                                         (409,012)
Net investment income (loss)                                           3,102,294
Net realized gain (loss)                                                (608,051)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (430,062)
                                                                 ---------------
                                                                 $     6,260,389
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     5.68           422   $    2,395             N/A             2.8%
12/31/06         5.53           476        2,629             N/A            11.2%
12/31/05         4.97           550        2,734             N/A             2.7%
12/31/04         4.84           600        2,902             N/A             9.8%
12/31/03         4.41         1,020        4,498             N/A            27.1%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     7.67           504   $    3,865            1.30%            1.5%
12/31/06         7.56           541        4,095            1.30%            9.8%
12/31/05         6.89         1,180        8,133            1.30%            1.5%
12/31/04         6.79           765        5,196            1.30%            8.1%
12/31/03         6.28           409        2,567            1.30%           25.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07             8.1%
12/31/06             5.8%
12/31/05            14.8%
12/31/04             8.8%
12/31/03             5.2%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                   VIP Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                               December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------   --------------  --------------
Investments                       $   13,406,118   $    8,859,922         297,002
Receivables: investments sold                -     ==============  ==============
Payables: investments redeemed            (5,136)
                                  --------------
Net assets                        $   13,400,982
                                  ==============

                                                            Units    Accumulation
                                      Net Assets      Outstanding      Unit Value
                                  --------------   --------------  --------------
Class A                           $    8,163,517        1,280,750  $         6.37
Class B                                5,237,465          567,086            9.24
                                  --------------   --------------
  Total                           $   13,400,982        1,847,836
                                  ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $      112,098
  Mortality & expense charges                                             67,469
                                                                  --------------
  Net investment income (loss)                                            44,629
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               706,955
  Realized gain distributions                                             10,956
  Net change in unrealized appreciation (depreciation)                 2,295,464
                                                                  --------------
  Net gain (loss)                                                      3,013,375
                                                                  --------------
Increase (decrease) in net assets from operations                 $    3,058,004
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     44,629       $     (14,279)
  Net realized gain (loss)                                       706,955             (55,577)
  Realized gain distributions                                     10,956                 -
  Net change in unrealized appreciation (depreciation)         2,295,464             881,818
                                                            ------------       -------------
Increase (decrease) in net assets from operations              3,058,004             811,962
                                                            ------------       -------------
Contract owner transactions:
  Proceeds from units sold                                     1,005,787           1,504,115
  Cost of units redeemed                                      (3,736,099)         (3,037,663)
  Account charges                                               (149,467)           (156,798)
                                                            ------------       -------------
  Increase (decrease)                                         (2,879,779)         (1,690,346)
                                                            ------------       -------------
Net increase (decrease)                                          178,225            (878,384)
Net assets, beginning                                         13,222,757          14,101,141
                                                            ------------       -------------
Net assets, ending                                          $ 13,400,982        $ 13,222,757
                                                            ============       =============
Units sold                                                       151,447             264,326
Units redeemed                                                  (596,608)           (600,557)
                                                            ------------       -------------
Net increase (decrease)                                         (445,161)           (336,231)
Units outstanding, beginning                                   2,292,997           2,629,228
                                                            ------------       -------------
Units outstanding, ending                                      1,847,836           2,292,997
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    40,036,107
Cost of units redeemed                                               (27,302,535)
Account charges                                                       (1,164,261)
Net investment income (loss)                                           1,121,251
Net realized gain (loss)                                              (3,846,732)
Realized gain distributions                                               10,956
Net change in unrealized appreciation (depreciation)                   4,546,196
                                                                 ---------------
                                                                 $    13,400,982
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.37         1,281   $    8,164             N/A           27.0%
12/31/06         5.02         1,565        7,856             N/A            6.8%
12/31/05         4.70         1,865        8,766             N/A            5.9%
12/31/04         4.44         2,286       10,148             N/A            3.3%
12/31/03         4.30         2,514       10,809             N/A           33.1%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     9.24           567  $     5,237           1.30%           25.3%
12/31/06         7.37           728        5,367           1.30%            5.4%
12/31/05         6.99           763        5,335           1.30%            4.5%
12/31/04         6.69           856        5,725           1.30%            2.0%
12/31/03         6.56           570        3,740           1.30%           31.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07        0.8%
12/31/06        0.4%
12/31/05        0.5%
12/31/04        0.3%
12/31/03        0.3%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  VIP Overseas

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                           Investments             Cost of          Mutual Fund
                                              at Value         Investments               Shares
                                     -----------------       -------------       --------------
Investments                          $      40,672,025       $  35,506,934            1,625,456
Receivables: investments sold                  520,805       =============       ==============
Payables: investments redeemed                 (36,284)
                                     -----------------
Net assets                           $      41,156,546
                                     =================

                                                                    Units         Accumulation
                                            Net Assets         Outstanding           Unit Value
                                     -----------------       -------------       --------------
Class A                              $       4,720,527             520,205       $         9.07
Class B                                     36,436,019           2,894,507                12.59
                                     -----------------       -------------
  Total                              $      41,156,546           3,414,712
                                     =================       =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                      $   1,426,037
  Mortality & expense charges                                                500,331
                                                                       -------------
  Net investment income (loss)                                               925,706
                                                                       -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 7,233,045
  Realized gain distributions                                              3,085,974
  Net change in unrealized appreciation (depreciation)                    (4,306,419)
                                                                       -------------
  Net gain (loss)                                                          6,012,600
                                                                       -------------
Increase (decrease) in net assets from operations                      $   6,938,306
                                                                       =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended               Year ended
                                                                12/31/2007               12/31/2006
                                                             -------------            -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $     925,706            $    (146,648)
   Net realized gain (loss)                                      7,233,045                  208,517
   Realized gain distributions                                   3,085,974                  163,738
   Net change in unrealized appreciation
     (depreciation)                                             (4,306,419)               5,254,004
                                                             -------------            -------------
Increase (decrease) in net assets from operations                6,938,306                5,479,611
                                                             -------------            -------------

Contract owner transactions:
   Proceeds from units sold                                     18,226,076               18,486,050
   Cost of units redeemed                                      (27,019,241)              (4,907,675)
   Account charges                                                (377,811)                (299,328)
                                                             -------------            -------------
   Increase (decrease)                                          (9,170,976)              13,279,047
                                                             -------------            -------------
Net increase (decrease)                                         (2,232,670)              18,758,658
Net assets, beginning                                           43,389,216               24,630,558
                                                             -------------            -------------
Net assets, ending                                           $  41,156,546            $  43,389,216
                                                             -------------            -------------

Units sold                                                       1,661,503                1,976,000
Units redeemed                                                  (2,400,431)                (584,971)
                                                             -------------            -------------
Net increase (decrease)                                           (738,928)               1,391,029
Units outstanding, beginning                                     4,156,184                2,765,155
                                                             -------------            -------------
Units outstanding, ending                                        3,414,712                4,156,184
                                                             =============            =============

--------------------------------------------------------------------------------
                            Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $ 316,882,415
Cost of units redeemed                                                                 (293,734,932)
Account charges                                                                            (981,444)
Net investment income (loss)                                                                759,440
Net realized gain (loss)                                                                  9,734,168
Realized gain distributions                                                               3,331,808
Net change in unrealized appreciation (depreciation)                                      5,165,091
                                                                                      -------------
                                                                                      $  41,156,546
                                                                                      =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     9.07           520     $  4,721             N/A           17.3%
12/31/06         7.74           572        4,426             N/A           18.1%
12/31/05         6.55           418        2,738             N/A           19.1%
12/31/04         5.50           401        2,205             N/A           13.6%
12/31/03         4.84           400        1,936             N/A           43.2%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $    12.59         2,895   $   36,436           1.30%           15.8%
12/31/06        10.87         3,584       38,963           1.30%           16.5%
12/31/05         9.33         2,347       21,893           1.30%           17.5%
12/31/04         7.94         1,535       12,190           1.30%           12.1%
12/31/03         7.08            52          365           1.30%           41.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           3.4%
12/31/06           0.7%
12/31/05           0.6%
12/31/04           1.1%
12/31/03           0.6%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                VIP Asset Manager

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                           Investments             Cost of          Mutual Fund
                                              at Value         Investments               Shares
                                     -----------------       -------------       --------------
Investments                          $       9,380,262       $   7,820,868              574,627
Receivables: investments sold                  163,883       =============       ==============
Payables: investments redeemed                 (23,867)
                                     -----------------
Net assets                           $       9,520,278
                                     =================

                                                                     Units         Accumulation
                                            Net Assets         Outstanding           Unit Value
                                     -----------------       -------------       --------------
Class A                              $       6,199,606             853,309       $         7.27
Class B                                      3,320,672             441,651                 7.52
                                     -----------------       -------------
  Total                              $       9,520,278           1,294,960
                                     =================       =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                    $     590,565
  Mortality & expense charges                                               43,253
                                                                     -------------
  Net investment income (loss)                                             547,312
                                                                     -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 268,119
  Realized gain distributions                                              284,881
  Net change in unrealized appreciation (depreciation)                     289,339
                                                                     -------------
  Net gain (loss)                                                          842,339
                                                                     -------------
Increase (decrease) in net assets from operations                    $   1,389,651
                                                                     =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended               Year ended
                                                                12/31/2007               12/31/2006
                                                             -------------            -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $     547,312            $     277,197
   Net realized gain (loss)                                        268,119                  109,599
   Realized gain distributions                                     284,881                        -
   Net change in unrealized appreciation
     (depreciation)                                                289,339                  285,875
                                                             -------------            -------------
Increase (decrease) in net assets from operations                1,389,651                  672,671
                                                             -------------            -------------

Contract owner transactions:
   Proceeds from units sold                                        425,499                  339,220
   Cost of units redeemed                                       (2,375,014)              (3,057,406)
   Account charges                                                (121,067)                (134,694)
                                                             -------------            -------------
   Increase (decrease)                                          (2,070,582)              (2,852,880)
                                                             -------------            -------------
Net increase (decrease)                                           (680,931)              (2,180,209)
Net assets, beginning                                           10,201,209               12,381,417
                                                             -------------            -------------
Net assets, ending                                           $   9,520,278            $  10,201,209
                                                             =============            =============

Units sold                                                          73,189                   57,024
Units redeemed                                                    (375,605)                (526,533)
                                                             -------------            -------------
Net increase (decrease)                                           (302,416)                (469,509)
Units outstanding, beginning                                     1,597,376                2,066,885
                                                             -------------            -------------
Units outstanding, ending                                        1,294,960                1,597,376
                                                             =============            =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $  23,477,043
Cost of units redeemed                                                                  (16,598,627)
Account charges                                                                            (976,626)
Net investment income (loss)                                                              2,637,480
Net realized gain (loss)                                                                   (867,813)
Realized gain distributions                                                                 289,427
Net change in unrealized appreciation (depreciation)                                      1,559,394
                                                                                      -------------
                                                                                      $   9,520,278
                                                                                      =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     7.27           853   $    6,200             N/A           15.5%
12/31/06         6.29         1,094        6,879             N/A            7.3%
12/31/05         5.86         1,335        7,823             N/A            4.1%
12/31/04         5.63         1,619        9,116             N/A            5.4%
12/31/03         5.34         1,787        9,541             N/A           17.9%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     7.52           442   $    3,321           1.30%           14.0%
12/31/06         6.60           504        3,322           1.30%            5.9%
12/31/05         6.23           732        4,558           1.30%            2.8%
12/31/04         6.06           750        4,542           1.30%            4.1%
12/31/03         5.82           455        2,650           1.30%           16.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           6.0%
12/31/06           2.9%
12/31/05           2.9%
12/31/04           2.8%
12/31/03           3.5%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  VIP Index 500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                           Investments             Cost of          Mutual Fund
                                              at Value         Investments               Shares
                                     -----------------       -------------       --------------
Investments                          $      73,064,037       $  61,462,860              443,354
Receivables: investments sold                   24,569       =============       ==============
Payables: investments redeemed                (347,473)
                                     -----------------
Net assets                           $      72,741,133
                                     =================

                                                                    Units         Accumulation
                                            Net Assets         Outstanding           Unit Value
                                     -----------------       -------------       --------------
Class A                              $      16,571,764           2,656,901       $         6.24
Class B                                     56,169,369           6,592,076                 8.52
                                     -----------------       -------------
  Total                              $      72,741,133           9,248,977
                                     =================       =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $   2,506,682
  Mortality & expense charges                                            668,774
                                                                   -------------
  Net investment income (loss)                                         1,837,908
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                             1,849,547
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (879,940)
                                                                   -------------
  Net gain (loss)                                                        969,607
                                                                   -------------
Increase (decrease) in net assets from operations                  $   2,807,515
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended               Year ended
                                                                12/31/2007               12/31/2006
                                                             -------------            -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $   1,837,908            $     392,213
   Net realized gain (loss)                                      1,849,547                1,738,396
   Realized gain distributions                                           -                        -
   Net change in unrealized appreciation
     (depreciation)                                               (879,940)               5,719,568
                                                             -------------            -------------
Increase (decrease) in net assets from operations                2,807,515                7,850,177
                                                             =============            =============

Contract owner transactions:
   Proceeds from units sold                                     21,827,915               16,214,994
   Cost of units redeemed                                      (14,083,326)             (10,224,285)
   Account charges                                                (678,526)                (567,134)
                                                             -------------            -------------
   Increase (decrease)                                           7,066,063                5,423,575
                                                             -------------            -------------
Net increase (decrease)                                          9,873,578               13,273,752
Net assets, beginning                                           62,867,555               49,593,803
                                                             -------------            -------------
Net assets, ending                                           $  72,741,133            $  62,867,555
                                                             =============            =============

Units sold                                                       2,713,433                2,287,776
Units redeemed                                                  (2,012,442)              (1,756,152)
                                                             -------------            -------------
Net increase (decrease)                                            700,991                  531,624
Units outstanding, beginning                                     8,547,986                8,016,362
                                                             -------------            -------------
Units outstanding, ending                                        9,248,977                8,547,986
                                                             =============            =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                              $ 119,132,720
Cost of units redeemed                                                                  (59,095,286)
Account charges                                                                          (2,835,206)
Net investment income (loss)                                                              3,364,804
Net realized gain (loss)                                                                    572,924
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                     11,601,177
                                                                                      -------------
                                                                                      $  72,741,133
                                                                                      =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.24         2,657   $   16,572             N/A            5.4%
12/31/06         5.92         3,133       18,536             N/A           15.8%
12/31/05         5.11         3,825       19,545             N/A            4.7%
12/31/04         4.88         4,286       20,918             N/A           10.7%
12/31/03         4.41         4,425       19,516             N/A           28.6%

                                     CLASS B

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     8.52         6,592   $   56,169           1.30%            4.1%
12/31/06         8.19         5,415       44,332           1.30%           14.2%
12/31/05         7.17         4,191       30,049           1.30%            3.5%
12/31/04         6.93         2,753       19,075           1.30%            9.3%
12/31/03         9.34           965        9,011           1.30%           26.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           3.7%
12/31/06           1.5%
12/31/05           1.8%
12/31/04           1.3%
12/31/03           1.3%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                VIP Equity-Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $40,381,413    $43,027,898       1,696,027
Receivables: investments sold             202,000    ===========   =============
Payables: investments redeemed            (31,324)
                                      -----------
Net assets                            $40,552,089
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $ 7,718,771      1,003,896   $        7.69
Class B                                32,833,318      3,731,621            8.80
                                      -----------    -----------
  Total                               $40,552,089      4,735,517
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $     763,807
  Mortality & expense charges                                            442,811
                                                                   -------------
  Net investment income (loss)                                           320,996
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                             2,973,008
  Realized gain distributions                                          3,368,697
  Net change in unrealized appreciation (depreciation)                (6,182,123)
                                                                   -------------
  Net gain (loss)                                                        159,582
                                                                   -------------
Increase (decrease) in net assets from operations                  $     480,578
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $    320,996   $     792,762
  Net realized gain (loss)                             2,973,008         296,301
  Realized gain distributions                          3,368,697       4,170,235
  Net change in unrealized appreciation
    (depreciation)                                    (6,182,123)        718,104
                                                    ------------   -------------
Increase (decrease) in net assets from operations        480,578       5,977,402
                                                    ------------   -------------

Contract owner transactions:
  Proceeds from units sold                            16,761,106      13,839,526
  Cost of units redeemed                             (17,925,224)     (4,657,042)
  Account charges                                       (398,245)       (324,283)
                                                    ------------   -------------
  Increase (decrease)                                 (1,562,363)      8,858,201
                                                    ------------   -------------
Net increase (decrease)                               (1,081,785)     14,835,603
Net assets, beginning                                 41,633,874      26,798,271
                                                    ------------   -------------
Net assets, ending                                  $ 40,552,089   $  41,633,874
                                                    ============   =============

Units sold                                             1,965,429       1,797,206
Units redeemed                                        (2,139,262)       (681,984)
                                                    ------------   -------------
Net increase (decrease)                                 (173,833)      1,115,222
Units outstanding, beginning                           4,909,350       3,794,128
                                                    ------------   -------------
Units outstanding, ending                              4,735,517       4,909,350
                                                    ============   =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  68,324,785
Cost of units redeemed                                               (37,450,440)
Account charges                                                       (1,401,380)
Net investment income (loss)                                           1,728,106
Net realized gain (loss)                                               3,546,562
Realized gain distributions                                            8,450,941
Net change in unrealized appreciation (depreciation)                  (2,646,485)
                                                                   -------------
                                                                   $  40,552,089
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       CLASS A
                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     7.69         1,004    $    7,719             N/A           1.5%
12/31/06         7.57         1,219         9,230             N/A          20.2%
12/31/05         6.30         1,163         7,329             N/A           5.9%
12/31/04         5.95         1,459         8,682             N/A          11.4%
12/31/03         5.34         1,564         8,353             N/A          30.6%

                                       CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     8.80         3,732    $   32,833           1.30%           0.2%
12/31/06         8.78         3,691        32,404           1.30%          18.6%
12/31/05         7.40         2,631        19,469           1.30%           4.5%
12/31/04         7.08         1,815        12,850           1.30%          10.1%
12/31/03         6.43           480         3,086           1.30%          28.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          1.9%
12/31/06          3.3%
12/31/05          1.8%
12/31/04          1.5%
12/31/03          1.6%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                VIP Contrafund(R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $43,751,443    $41,021,020       1,566,801
Receivables: investments sold                 -      ===========   =============
Payables: investments redeemed            (38,602)
                                      -----------
Net assets                            $43,712,841
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $16,058,245      1,644,691   $        9.76
Class B                                27,654,596      2,589,952           10.68
                                      -----------    -----------
  Total                               $43,712,841      4,234,643
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $     394,098
  Mortality & expense charges                                            353,987
                                                                   -------------
  Net investment income (loss)                                            40,111
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                             3,220,446
  Realized gain distributions                                         10,528,530
  Net change in unrealized appreciation (depreciation)                (7,084,783)
                                                                   -------------
  Net gain (loss)                                                      6,664,193
                                                                   -------------
Increase (decrease) in net assets from operations                  $   6,704,304
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     40,111   $     206,217
  Net realized gain (loss)                             3,220,446       2,184,037
  Realized gain distributions                         10,528,530       3,311,164
  Net change in unrealized appreciation
    (depreciation)                                    (7,084,783)     (1,532,653)
                                                    ------------   -------------
Increase (decrease) in net assets from operations      6,704,304       4,168,765
                                                    ------------   -------------
Contract owner transactions:
  Proceeds from units sold                             6,080,458       7,607,821
  Cost of units redeemed                             (10,234,075)     (8,663,870)
  Account charges                                       (431,033)       (417,665)
                                                    ------------   -------------
  Increase (decrease)                                 (4,584,650)     (1,473,714)
                                                    ------------   -------------
Net increase (decrease)                                2,119,654       2,695,051
Net assets, beginning                                 41,593,187      38,898,136
                                                    ------------   -------------
Net assets, ending                                  $ 43,712,841   $  41,593,187
                                                    ============   =============

Units sold                                               669,754         938,061
Units redeemed                                        (1,143,744)     (1,129,516)
                                                    ------------   -------------
Net increase (decrease)                                 (473,990)       (191,455)
Units outstanding, beginning                           4,708,633       4,900,088
                                                    ------------   -------------
Units outstanding, ending                              4,234,643       4,708,633
                                                    ============   =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  59,680,425
Cost of units redeemed                                               (36,375,914)
Account charges                                                       (2,013,640)
Net investment income (loss)                                             593,759
Net realized gain (loss)                                               5,251,995
Realized gain distributions                                           13,845,793
Net change in unrealized appreciation (depreciation)                   2,730,423
                                                                   -------------
                                                                   $  43,712,841
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     9.76         1,645    $   16,058             N/A          17.6%
12/31/06         8.30         1,923        15,970             N/A          11.7%
12/31/05         7.43         2,176        16,168             N/A          16.8%
12/31/04         6.36         2,267        14,416             N/A          15.6%
12/31/03         5.50         2,328        12,804             N/A          28.5%

                                       CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $    10.68         2,590    $   27,655           1.30%          16.1%
12/31/06         9.20         2,785        25,623           1.30%          10.3%
12/31/05         8.34         2,725        22,730           1.30%          15.4%
12/31/04         7.23         2,472        17,876           1.30%          14.0%
12/31/03         6.34         1,715        10,876           1.30%          26.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          0.9%
12/31/06          1.3%
12/31/05          0.3%
12/31/04          2.8%
12/31/03          0.4%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2005

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $   209,992    $   210,824          18,116
Receivables: investments sold                  -     ===========   =============
Payables: investments redeemed                (20)
                                      -----------
Net assets                            $   209,972
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $    24,324          3,833   $        6.35
Class B                                   185,648         30,266            6.13
                                      -----------    -----------
  Total                               $   209,972         34,099
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $       5,736
  Mortality & expense charges                                              2,578
                                                                   -------------
  Net investment income (loss)                                             3,158
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                11,845
  Realized gain distributions                                              8,907
  Net change in unrealized appreciation (depreciation)                    (8,291)
                                                                   -------------
  Net gain (loss)                                                         12,461
                                                                   -------------
Increase (decrease) in net assets from operations                  $      15,619
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      3,158   $       4,408
  Net realized gain (loss)                                11,845             105
  Realized gain distributions                              8,907             919
  Net change in unrealized appreciation
    (depreciation)                                        (8,291)          4,212
                                                    ------------   -------------
Increase (decrease) in net assets from operations         15,619           9,644
                                                    ------------   -------------
Contract owner transactions:
  Proceeds from units sold                                96,059         113,236
  Cost of units redeemed                                (117,067)           (458)
  Account charges                                           (921)           (349)
                                                    ------------   -------------
  Increase (decrease)                                    (21,929)        112,429
                                                    ------------   -------------
Net increase (decrease)                                   (6,310)        122,073
Net assets, beginning                                    216,282          94,209
                                                    ------------   -------------
Net assets, ending                                  $    209,972   $     216,282
                                                    ============   =============
Units sold                                                16,280          20,038
Units redeemed                                           (19,894)           (239)
                                                    ------------   -------------
Net increase (decrease)                                   (3,614)         19,799
Units outstanding, beginning                              37,713          17,914
                                                    ------------   -------------
Units outstanding, ending                                 34,099          37,713
                                                    ============   =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     300,285
Cost of units redeemed                                                  (117,525)
Account charges                                                           (1,270)
Net investment income (loss)                                               7,529
Net realized gain (loss)                                                  11,959
Realized gain distributions                                                9,826
Net change in unrealized appreciation (depreciation)                        (832)
                                                                   -------------
                                                                   $     209,972
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.35             4    $       24             N/A           8.7%
12/31/06         5.84             5            28             N/A           9.6%
12/31/05         5.33             -            -              N/A           0.0%
05/20/05         5.00             -            -              N/A           0.0%

                                     CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.13            30    $      186            1.30%          7.2%
12/31/06         5.72            33           188            1.30%          8.7%
12/31/05         5.26            18            94            1.30%          5.2%
05/20/05         5.00            -             -             0.00%          0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          2.7%
12/31/06          3.7%
12/31/05          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2010

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $    94,713    $    91,799           7,916
Receivables: investments sold                 -      ===========   =============
Payables: investments redeemed                (37)
                                      -----------
Net assets                            $    94,676
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $    41,647          6,524   $        6.38
Class B                                    53,029          8,594            6.17
                                      -----------    -----------
  Total                               $    94,676         15,118
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $       2,299
  Mortality & expense charges                                                549
                                                                   -------------
  Net investment income (loss)                                             1,750
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   116
  Realized gain distributions                                              2,005
  Net change in unrealized appreciation (depreciation)                     1,193
                                                                   -------------
  Net gain (loss)                                                          3,314
                                                                   -------------
Increase (decrease) in net assets from operations                  $       5,064
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      1,750   $         267
  Net realized gain (loss)                                   116              13
  Realized gain distributions                              2,005             149
  Net change in unrealized appreciation
    (depreciation)                                         1,193           1,720
                                                    ------------   -------------
Increase (decrease) in net assets from operations          5,064           2,149
                                                    ------------   -------------
Contract owner transactions:
  Proceeds from units sold                                54,784          33,440
  Cost of units redeemed                                     (87)            -
  Account charges                                           (543)           (131)
                                                    ------------   -------------
  Increase (decrease)                                     54,154          33,309
                                                    ------------   -------------
Net increase (decrease)                                   59,218          35,458
Net assets, beginning                                     35,458             -
                                                    ------------   -------------
Net assets, ending                                  $     94,676   $      35,458
                                                    ============   =============

Units sold                                                 9,064           6,180
Units redeemed                                              (102)            (24)
                                                    ------------   -------------
Net increase (decrease)                                    8,962           6,156
Units outstanding, beginning                               6,156             -
                                                    ------------   -------------
Units outstanding, ending                                 15,118           6,156
                                                    ============   =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      88,224
Cost of units redeemed                                                       (87)
Account charges                                                             (674)
Net investment income (loss)                                               2,017
Net realized gain (loss)                                                     129
Realized gain distributions                                                2,154
Net change in unrealized appreciation (depreciation)                       2,913
                                                                   -------------
                                                                   $      94,676
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.38             7    $       42             N/A           8.7%
12/31/06         5.87             0             2             N/A           9.8%
12/31/05         5.35           -             -               N/A           0.0%
05/20/05         5.00           -             -               N/A           0.0%

                                       CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.17             9    $       53           1.30%           7.3%
12/31/06         5.75             6            33           1.30%           8.5%
12/31/05         5.30           -             -             0.00%           0.0%
05/20/05         5.00           -             -             0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          3.5%
12/31/06          3.4%
12/31/05          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2015

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $   130,914    $   125,571          10,655
Receivables: investments sold                  45    ===========   =============
Payables: investments redeemed                 (7)
                                      -----------
Net assets                            $   130,952
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $    66,926         10,164   $        6.58
Class B                                    64,026         10,060            6.36
                                      -----------    -----------
  Total                               $   130,952         20,224
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $       3,573
  Mortality & expense charges                                                752
                                                                   -------------
  Net investment income (loss)                                             2,821
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   588
  Realized gain distributions                                              3,644
  Net change in unrealized appreciation (depreciation)                     2,392
                                                                   -------------
  Net gain (loss)                                                          6,624
                                                                   -------------
Increase (decrease) in net assets from operations                  $       9,445
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      2,821   $         796
  Net realized gain (loss)                                   588           2,443
  Realized gain distributions                              3,644             741
  Net change in unrealized appreciation
    (depreciation)                                         2,392           2,193
                                                    ------------   -------------
Increase (decrease) in net assets from operations          9,445           6,173
                                                    ------------   -------------
Contract owner transactions:
  Proceeds from units sold                                41,949          85,512
  Cost of units redeemed                                 (19,696)        (33,160)
  Account charges                                           (876)           (385)
                                                    ------------   -------------
  Increase (decrease)                                     21,377          51,967
                                                    ------------   -------------
Net increase (decrease)                                   30,822          58,140
Net assets, beginning                                    100,130          41,990
                                                    ------------   -------------
Net assets, ending                                  $    130,952   $     100,130
                                                    ============   =============
Units sold                                                 7,129          16,387
Units redeemed                                            (3,691)         (7,401)
                                                    ------------   -------------
Net increase (decrease)                                    3,438           8,986
Units outstanding, beginning                              16,786           7,800
                                                    ------------   -------------
Units outstanding, ending                                 20,224          16,786
                                                    ============   =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     168,648
Cost of units redeemed                                                   (52,856)
Account charges                                                           (1,355)
Net investment income (loss)                                               3,754
Net realized gain (loss)                                                   3,032
Realized gain distributions                                                4,385
Net change in unrealized appreciation (depreciation)                       5,344
                                                                   -------------
                                                                   $     130,952
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.58            10    $       67             N/A           9.3%
12/31/06         6.02             9            54             N/A          11.7%
12/31/05         5.39             1             7             N/A           7.8%
05/20/05         5.00           -             -               N/A           0.0%

                                       CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.36            10    $       64           1.30%           7.9%
12/31/06         5.90             8            46           1.30%          10.2%
12/31/05         5.35             6            34           1.30%           7.0%
05/20/05         5.00           -             -             0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          3.1%
12/31/06          1.6%
12/31/05          1.4%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2020

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $ 1,024,730    $ 1,070,909          81,125
Receivables: investments sold                 -      ===========   =============
Payables: investments redeemed               (128)
                                      -----------
Net assets                            $ 1,024,602
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $    59,831          8,857   $        6.76
Class B                                   964,771        147,757            6.53
                                      -----------    -----------
  Total                               $ 1,024,602        156,614
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $      21,221
  Mortality & expense charges                                              3,247
                                                                   -------------
  Net investment income (loss)                                            17,974
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 2,653
  Realized gain distributions                                             23,120
  Net change in unrealized appreciation (depreciation)                   (50,990)
                                                                   -------------
  Net gain (loss)                                                        (25,217)
                                                                   -------------
Increase (decrease) in net assets from operations                  $      (7,243)
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     17,974   $         671
  Net realized gain (loss)                                 2,653           2,265
  Realized gain distributions                             23,120             856
  Net change in unrealized appreciation
    (depreciation)                                       (50,990)          3,293
                                                    ------------   -------------
Increase (decrease) in net assets from operations         (7,243)          7,085
                                                    ------------   -------------
Contract owner transactions:
  Proceeds from units sold                               965,087          68,165
  Cost of units redeemed                                 (28,384)        (37,885)
  Account charges                                         (1,261)           (368)
                                                    ------------   -------------
  Increase (decrease)                                    935,442          29,912
                                                    ------------   -------------
Net increase (decrease)                                  928,199          36,997
Net assets, beginning                                     96,403          59,406
                                                    ------------   -------------
Net assets, ending                                  $  1,024,602   $      96,403
                                                    ============   =============

Units sold                                               145,336          11,821
Units redeemed                                            (4,683)         (6,862)
                                                    ------------   -------------
Net increase (decrease)                                  140,653           4,959
Units outstanding, beginning                              15,961          11,002
                                                    ------------   -------------
Units outstanding, ending                                156,614          15,961
                                                    ============   =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,091,064
Cost of units redeemed                                                   (66,269)
Account charges                                                           (1,709)
Net investment income (loss)                                              18,800
Net realized gain (loss)                                                   4,923
Realized gain distributions                                               23,975
Net change in unrealized appreciation (depreciation)                     (46,182)
                                                                   -------------
                                                                   $   1,024,602
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.76             9    $       60             N/A          10.2%
12/31/06         6.13             5            30             N/A          12.0%
12/31/05         5.47           -             -               N/A           0.0%
05/20/05         5.00           -             -               N/A           0.0%

                                       CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------

12/31/07   $     6.53           148    $      965           1.30%           8.8%
12/31/06         6.00            11            66           1.30%          11.1%
12/31/05         5.40            11            59           1.30%           8.0%
05/20/05         5.00           -             -             0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          3.8%
12/31/06          1.8%
12/31/05          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2025

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $   339,510    $   318,942          26,637
Receivables: investments sold                   2    ===========   =============
Payables: investments redeemed               (953)
                                      -----------
Net assets                            $   338,559
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $    43,271          6,314   $        6.85
Class B                                   295,288         44,578            6.62
                                      -----------    -----------
  Total                               $   338,559         50,892
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $       6,770
  Mortality & expense charges                                              3,476
                                                                   -------------
  Net investment income (loss)                                             3,294
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 1,207
  Realized gain distributions                                             11,487
  Net change in unrealized appreciation (depreciation)                     9,191
                                                                   -------------
  Net gain (loss)                                                         21,885
                                                                   -------------
Increase (decrease) in net assets from operations                  $      25,179
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      3,294   $       2,098
  Net realized gain (loss)                                 1,207           2,348
  Realized gain distributions                             11,487           3,791
  Net change in unrealized appreciation
    (depreciation)                                         9,191          10,674
                                                    ------------   -------------
Increase (decrease) in net assets from operations         25,179          18,911
                                                    ------------   -------------
Contract owner transactions:
  Proceeds from units sold                                60,197         259,958
  Cost of units redeemed                                 (26,092)        (35,236)
  Account charges                                           (642)           (220)
                                                    ------------   -------------
  Increase (decrease)                                     33,463         224,502
                                                    ------------   -------------
Net increase (decrease)                                   58,642         243,413
Net assets, beginning                                    279,917          36,504
                                                    ------------   -------------
Net assets, ending                                  $    338,559    $    279,917
                                                    ============   =============
Units sold                                                 9,152          45,517
Units redeemed                                            (4,219)         (6,232)
                                                    ------------   -------------
Net increase (decrease)                                    4,933          39,285
Units outstanding, beginning                              45,959           6,674
                                                    ------------   -------------
Units outstanding, ending                                 50,892          45,959
                                                    ============   =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     360,304
Cost of units redeemed                                                   (65,715)
Account charges                                                             (926)
Net investment income (loss)                                               5,506
Net realized gain (loss)                                                   3,541
Realized gain distributions                                               15,278
Net change in unrealized appreciation (depreciation)                      20,571
                                                                   -------------
                                                                   $     338,559
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.85             6    $       43             N/A          10.5%
12/31/06         6.20             6            38             N/A          12.6%
12/31/05         5.51           -             -               N/A           0.0%
05/20/05         5.00           -             -               N/A           0.0%

                                       CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------

12/31/07   $     6.62            45    $      295           1.30%           9.1%
12/31/06         6.07            40           242           1.30%          11.6%
12/31/05         5.44             7            36           1.30%           8.8%
05/20/05         5.00           -             -             0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          2.2%
12/31/06          2.9%
12/31/05          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                  Freedom 2030

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $   242,803    $   233,015          18,665
Receivables: investments sold                 233    ===========   =============
Payables: investments redeemed                 (2)
                                      -----------
Net assets                            $   243,034
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $   153,148         21,864   $        7.00
Class B                                    89,886         13,276            6.77
                                      -----------    -----------
  Total                               $   243,034         35,140
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $       5,006
  Mortality & expense charges                                                968
                                                                   -------------
  Net investment income (loss)                                             4,038
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 6,160
  Realized gain distributions                                              9,374
  Net change in unrealized appreciation (depreciation)                     1,904
                                                                   -------------
  Net gain (loss)                                                         17,438
                                                                   -------------
Increase (decrease) in net assets from operations                  $      21,476
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      4,038   $       2,226
  Net realized gain (loss)                                 6,160          (1,293)
  Realized gain distributions                              9,374           1,875
  Net change in unrealized appreciation
    (depreciation)                                         1,904           7,877
                                                    ------------   -------------
Increase (decrease) in net assets from operations         21,476          10,685
                                                    ------------   -------------
Contract owner transactions:
  Proceeds from units sold                                97,195         286,123
  Cost of units redeemed                                 (57,422)       (113,118)
  Account charges                                         (2,202)           (741)
                                                    ------------   -------------
  Increase (decrease)                                     37,571         172,264
                                                    ------------   -------------
Net increase (decrease)                                   59,047         182,949
Net assets, beginning                                    183,987           1,038
                                                    ------------   -------------
Net assets, ending                                  $    243,034   $     183,987
                                                    ============   =============

Units sold                                                14,651          51,445
Units redeemed                                            (8,943)        (22,201)
                                                    ------------   -------------
Net increase (decrease)                                    5,708          29,244
Units outstanding, beginning                              29,432             188
                                                    ------------   -------------
Units outstanding, ending                                 35,140          29,432
                                                    ============   =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     397,481
Cost of units redeemed                                                  (184,307)
Account charges                                                           (2,946)
Net investment income (loss)                                               6,237
Net realized gain (loss)                                                   5,534
Realized gain distributions                                               11,249
Net change in unrealized appreciation (depreciation)                       9,786
                                                                   -------------
                                                                   $     243,034
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     7.00            22    $      153             N/A          11.4%
12/31/06         6.29            21           131             N/A          13.1%
12/31/05         5.56           -             -               N/A           0.0%
05/20/05         5.00           -             -               N/A           0.0%

                                       CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.77            13    $       90           1.30%          9.9%
12/31/06         6.16             9            53           1.30%         11.6%
12/31/05         5.52             0             1           1.30%         10.4%
05/20/05         5.00           -             -             0.00%          0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          2.3%
12/31/06          2.9%
12/31/05          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Fidelity
                                 Freedom Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $ 1,197,981    $ 1,207,308         110,910
Receivables: investments sold               3,664    ===========   =============
Payables: investments redeemed             (3,830)
                                      -----------
Net assets                            $ 1,197,815
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $    52,773          8,957   $        5.89
Class B                                 1,145,042        201,066            5.69
                                      -----------    -----------
  Total                               $ 1,197,815        210,023
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $      46,245
  Mortality & expense charges                                             13,439
                                                                   -------------
  Net investment income (loss)                                            32,806
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                29,134
  Realized gain distributions                                             10,496
  Net change in unrealized appreciation (depreciation)                   (26,386)
                                                                   -------------
  Net gain (loss)                                                         13,244
                                                                   -------------
Increase (decrease) in net assets from operations                  $      46,050
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     32,806   $       6,847
  Net realized gain (loss)                                29,134           1,557
  Realized gain distributions                             10,496           1,874
  Net change in unrealized appreciation
    (depreciation)                                       (26,386)         11,698
                                                    ------------   -------------
Increase (decrease) in net assets from operations         46,050          21,976
                                                    ------------   -------------
Contract owner transactions:
  Proceeds from units sold                             1,188,298          29,962
  Cost of units redeemed                                (440,886)        (30,601)
  Account charges                                         (7,698)         (3,378)
                                                    ------------   -------------
  Increase (decrease)                                    739,714          (4,017)
                                                    ------------   -------------
Net increase (decrease)                                  785,764          17,959
Net assets, beginning                                    412,051         394,092
                                                    ------------   -------------
Net assets, ending                                  $  1,197,815   $     412,051
                                                    ============   =============
Units sold                                               246,915           6,159
Units redeemed                                          (112,736)         (6,888)
                                                    ------------   -------------
Net increase (decrease)                                  134,179            (729)
Units outstanding, beginning                              75,844          76,573
                                                    ------------   -------------
Units outstanding, ending                                210,023          75,844
                                                    ============   =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,625,530
Cost of units redeemed                                                  (486,214)
Account charges                                                          (12,710)
Net investment income (loss)                                              37,261
Net realized gain (loss)                                                  30,905
Realized gain distributions                                               12,370
Net change in unrealized appreciation (depreciation)                      (9,327)
                                                                   -------------
                                                                   $   1,197,815
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     5.89             9    $       53             N/A           8.5%
12/31/06         5.43             2             9             N/A           5.6%
12/31/05         5.14             0             2             N/A           2.8%
05/20/05         5.00           -             -               N/A           0.0%

                                       CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     5.69           201    $    1,145           1.30%           4.8%
12/31/06         5.43            74           403           1.30%           6.5%
12/31/05         5.10            76           388           1.30%           2.0%
05/20/05         5.00           -             -             0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          5.8%
12/31/06          3.0%
12/31/05          0.0%

                AUL American Individual Variable Annuity Unit Trust
                                American Century
                                VP International

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                    Investments           Cost of       Mutual Fund
                                       at Value       Investments            Shares
                                 --------------    --------------    --------------
Investments                      $   60,094,763    $   50,713,764         5,107,403
Receivables: investments sold           490,313    ==============    ==============
Payables: investments redeemed          (11,218)
                                 --------------
Net assets                       $   60,573,858
                                 ==============

                                                            Units      Accumulation
                                     Net Assets       Outstanding        Unit Value
                                 --------------    --------------    --------------
Class A                          $    4,495,152           516,610    $         8.70
Class B                              56,078,706         5,003,329             11.21
                                 --------------    --------------
  Total                          $   60,573,858         5,519,939
                                 ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $      157,757
  Mortality & expense charges                                            407,862
                                                                  --------------
  Net investment income (loss)                                          (250,105)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               496,393
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                 5,287,048
                                                                  --------------
  Net gain (loss)                                                      5,783,441
                                                                  --------------
Increase (decrease) in net assets from operations                 $    5,533,336
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    -------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (250,105)  $    122,055
   Net realized gain (loss)                               496,393      1,602,316
   Realized gain distributions                               -              -
   Net change in unrealized appreciation
     (depreciation)                                     5,287,048      1,777,549
                                                    -------------   ------------
Increase (decrease) in net assets from operations       5,533,336      3,501,920
                                                    -------------   ------------
Contract owner transactions:
   Proceeds from units sold                            40,248,975     10,518,613
   Cost of units redeemed                              (5,604,176)   (11,043,874)
   Account charges                                       (351,878)      (179,793)
                                                    -------------   ------------
   Increase (decrease)                                 34,292,921       (705,054)
                                                    -------------   ------------
Net increase (decrease)                                39,826,257      2,796,866
Net assets, beginning                                  20,747,601     17,950,735
                                                    -------------   ------------
Net assets, ending                                  $  60,573,858   $ 20,747,601
                                                    =============   ============
Units sold                                              3,904,479      1,294,552
Units redeemed                                           (636,169)    (1,446,386)
                                                    -------------   ------------
Net increase (decrease)                                 3,268,310       (151,834)
Units outstanding, beginning                            2,251,629      2,403,463
                                                    -------------   ------------
Units outstanding, ending                               5,519,939      2,251,629
                                                    =============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 129,775,382
Cost of units redeemed                                               (79,871,479)
Account charges                                                         (705,945)
Net investment income (loss)                                             (97,483)
Net realized gain (loss)                                               2,092,384
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                   9,380,999
                                                                   -------------
                                                                   $  60,573,858
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    CLASS A

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $     8.70            517     $   4,495             N/A           18.1%
12/31/06               7.37            405         2,985             N/A           24.9%
12/31/05               5.90            411         2,426             N/A           13.5%
12/31/04               5.20            308         1,601             N/A           14.8%
12/31/03               4.53            438         1,986             N/A           24.5%

                                     CLASS B

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $    11.21          4,999     $  56,034           1.30%           16.5%
12/31/06               9.62          1,847        17,763           1.30%           23.5%
12/31/05               7.79          1,993        15,525           1.30%           11.8%
12/31/04               6.97            295         2,056           1.30%           13.3%
12/31/03               6.15             65           397           1.30%           23.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           0.4%
12/31/06           1.7%
12/31/05           1.0%
12/31/04           0.5%
12/31/03           0.6%

                AUL American Individual Variable Annuity Unit Trust
                                American Century
                                VP Income & Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                    Investments           Cost of       Mutual Fund
                                       at Value       Investments            Shares
                                 --------------    --------------    --------------
Investments                      $   24,516,351    $   23,204,500         2,912,852
Receivables: investments sold           128,392    ==============    ==============
Payables: investments redeemed           (2,017)
                                 --------------
Net assets                       $   24,642,726
                                 ==============

                                                            Units      Accumulation
                                     Net Assets       Outstanding        Unit Value
                                 --------------    --------------    --------------
Class A                          $    3,479,417           526,854    $         6.60
Class B                              21,163,309         2,523,705              8.39
                                 --------------    --------------
  Total                          $   24,642,726         3,050,559
                                 ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $      851,846
  Mortality & expense charges                                            410,812
                                                                  --------------
  Net investment income (loss)                                           441,034
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                             7,017,630
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (5,972,442)
                                                                  --------------
  Net gain (loss)                                                      1,045,188
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,486,222
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    -------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     441,034   $    126,235
   Net realized gain (loss)                             7,017,630        355,527
   Realized gain distributions                               -              -
   Net change in unrealized appreciation
      (depreciation)                                   (5,972,442)     5,098,893
                                                    -------------   ------------
Increase (decrease) in net assets from operations       1,486,222      5,580,655
                                                    -------------   ------------
   Contract owner transactions:
   Proceeds from units sold                            12,980,973     18,049,477
   Cost of units redeemed                             (33,514,741)    (4,384,615)
   Account charges                                       (330,176)      (319,378)
                                                    -------------   ------------
Increase (decrease)                                   (20,863,944)    13,345,484
                                                    -------------   ------------
Net increase (decrease)                               (19,377,722)    18,926,139
Net assets, beginning                                  44,020,448     25,094,309
                                                    -------------   ------------
Net assets, ending                                  $  24,642,726   $ 44,020,448
                                                    =============   ============
Units sold                                              1,573,304      2,413,366
Units redeemed                                         (3,856,648)      (674,837)
                                                    -------------   ------------
Net increase (decrease)                                (2,283,344)     1,738,529
Units outstanding, beginning                            5,331,685      3,593,156
                                                    -------------   ------------
Units outstanding, ending                               3,050,559      5,331,685
                                                    =============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  62,633,809
Cost of units redeemed                                               (46,765,382)
Account charges                                                       (1,058,219)
Net investment income (loss)                                             802,352
Net realized gain (loss)                                               7,718,315
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                   1,311,851
                                                                   -------------
                                                                   $  24,642,726
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                              CLASS A

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $     6.60            527     $   3,479             N/A            0.1%
12/31/06               6.60            692         4,568             N/A           16.9%
12/31/05               5.64            781         4,407             N/A            4.6%
12/31/04               5.39            801         4,320             N/A           13.0%
12/31/03               4.77            745         3,553             N/A           29.3%

                                     CLASS B

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $     8.39          2,521     $  21,145           1.30%           -1.4%
12/31/06               8.50          4,640        39,452           1.30%           15.5%
12/31/05               7.36          2,811        20,687           1.30%            3.4%
12/31/04               7.12          1,665        11,854           1.30%           11.6%
12/31/03               6.38            416         2,654           1.30%           27.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           2.5%
12/31/06           1.5%
12/31/05           2.0%
12/31/04           1.4%
12/31/03           1.3%

                AUL American Individual Variable Annuity Unit Trust
                                American Century
                                    VP Ultra

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------

Investments                       $      238,539    $      202,143            19,636
Receivables: investments sold                  8    ==============    ==============
Payables: investments redeemed               (20)
                                  --------------
Net assets                        $      238,527
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Class A                           $       48,852             7,535    $         6.48
Class B                                  189,675            30,290              6.26
                                  --------------    --------------
  Total                           $      238,527            37,825
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                              1,593
                                                                  --------------
  Net investment income (loss)                                            (1,593)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 1,908
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    31,121
                                                                  --------------
  Net gain (loss)                                                         33,029
                                                                  --------------
Increase (decrease) in net assets from operations                 $       31,436
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    -------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      (1,593)  $       (876)
   Net realized gain (loss)                                 1,908          3,660
   Realized gain distributions                               -              -
   Net change in unrealized appreciation
      (depreciation)                                       31,121          4,677
                                                    -------------   ------------
Increase (decrease) in net assets from operations          31,436          7,461
                                                    -------------   ------------
Contract owner transactions:
   Proceeds from units sold                               110,400        291,339
   Cost of units redeemed                                 (23,586)      (189,627)
   Account charges                                         (1,509)          (682)
                                                    -------------   ------------
   Increase (decrease)                                     85,305        101,030
                                                    -------------   ------------
Net increase (decrease)                                   116,741        108,491
Net assets, beginning                                     121,786         13,295
                                                    -------------   ------------
Net assets, ending                                  $     238,527   $    121,786
                                                    =============   ============
Units sold                                                 19,359         58,296
Units redeemed                                             (4,639)       (37,593)
                                                    -------------   ------------
Net increase (decrease)                                    14,720         20,703
Units outstanding, beginning                               23,105          2,402
                                                    -------------   ------------
Units outstanding, ending                                  37,825         23,105
                                                    =============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     414,481
Cost of units redeemed                                                  (213,213)
Account charges                                                           (2,234)
Net investment income (loss)                                              (2,472)
Net realized gain (loss)                                                   5,569
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      36,396
                                                                   -------------
                                                                   $     238,527
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                         CLASS A

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------

12/31/07         $     6.48              8     $      49             N/A           21.0%
12/31/06               5.36              5            29             N/A           -3.3%
12/31/05               5.54              2            11             N/A           10.8%
04/20/05               5.00              -             -             N/A            0.0%

                                         CLASS B

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $     6.26             30     $     190           1.30%           19.4%
12/31/06               5.24             18            93           1.30%           -4.7%
12/31/05               5.50              0             2           1.30%           10.0%
04/20/05               5.00             -             -            0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

                AUL American Individual Variable Annuity Unit Trust
                                American Century
                                    VP Vista

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments           Cost of       Mutual Fund
                                      at Value       Investments            Shares
                                --------------    --------------    --------------

Investments                     $    1,204,798    $    1,110,325            54,349
Receivables: investments sold               12    ==============    ==============
Payables: investments redeemed          (9,031)
                                --------------
Net assets                      $    1,195,779
                                ==============

                                                           Units      Accumulation
                                    Net Assets       Outstanding        Unit Value
                                --------------    --------------    --------------
Class A                         $      282,654            32,161    $         8.79
Class B                                913,125           107,570              8.49
                                --------------    --------------
  Total                         $    1,195,779           139,731
                                ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            158,962
                                                                  --------------
  Net investment income (loss)                                          (158,962)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                             6,662,884
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (1,398,374)
                                                                  --------------
  Net gain (loss)                                                      5,264,510
                                                                  --------------
Increase (decrease) in net assets from operations                 $    5,105,548
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    -------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (158,962)  $   (121,389)
   Net realized gain (loss)                             6,662,884          1,451
   Realized gain distributions                               -               117
   Net change in unrealized appreciation
      (depreciation)                                   (1,398,374)     1,491,562
                                                    -------------   ------------
Increase (decrease) in net assets from operations       5,105,548      1,371,741
                                                    -------------   ------------
Contract owner transactions:
   Proceeds from units sold                             6,353,655     21,204,767
   Cost of units redeemed                             (31,851,690)      (819,352)
   Account charges                                       (113,625)       (88,322)
                                                    -------------   ------------
   Increase (decrease)                                (25,611,660)    20,297,093
                                                    -------------   ------------
Net increase (decrease)                               (20,506,112)    21,668,834
Net assets, beginning                                  21,701,891         33,057
                                                    -------------   ------------
Net assets, ending                                  $  1,195,779    $ 21,701,891
                                                    =============   ============
Units sold                                                966,629      3,684,236
Units redeemed                                         (4,351,054)      (165,835)
                                                    -------------   ------------
Net increase (decrease)                                (3,384,425)     3,518,402
Units outstanding, beginning                            3,524,156          5,754
                                                    -------------   ------------
Units outstanding, ending                                 139,731      3,524,156
                                                    =============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  27,590,409
Cost of units redeemed                                               (32,671,168)
Account charges                                                         (202,021)
Net investment income (loss)                                            (280,373)
Net realized gain (loss)                                               6,664,342
Realized gain distributions                                                  117
Net change in unrealized appreciation (depreciation)                      94,473
                                                                   -------------
                                                                   $   1,195,779
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                         CLASS A

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $     8.79             32     $     283             N/A           39.8%
12/31/06               6.29            131           822             N/A            9.0%
12/31/05               5.77              3            17             N/A           15.4%
04/20/05               5.00            -             -               N/A            0.0%

                                         CLASS B

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $     8.49            109     $     922           1.30%           38.0%
12/31/06               6.15          3,393        20,880           1.30%            7.6%
12/31/05               5.72              3            16           1.30%           14.4%
12/31/04               5.00          -            -                0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Alger
                                American Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $   19,711,053    $   12,710,693           401,045
Receivables: investments sold             72,944    ==============    ==============
Payables: investments redeemed           (24,221)
                                  --------------
Net assets                        $   19,759,776
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Class A                           $   11,324,365         1,851,195    $         6.12
Class B                                8,435,411           893,572              9.44
                                  --------------    --------------
  Total                           $   19,759,776         2,744,767
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $       70,714
  Mortality & expense charges                                            108,936
                                                                  --------------
  Net investment income (loss)                                           (38,222)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                             1,351,565
  Realized gain distributions                                                 -
  Net change in unrealized appreciation (depreciation)                 2,223,383
                                                                  --------------
  Net gain (loss)                                                      3,574,948
                                                                  --------------
Increase (decrease) in net assets from operations                 $    3,536,726
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    -------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (38,222)  $    (82,461)
   Net realized gain (loss)                             1,351,565        725,832
   Realized gain distributions                               -              -
   Net change in unrealized appreciation
      (depreciation)                                    2,223,383        256,026
                                                    -------------   ------------
Increase (decrease) in net assets from operations       3,536,726        899,397
                                                    -------------   ------------
Contract owner transactions:
   Proceeds from units sold                             1,378,161      1,315,619
   Cost of units redeemed                              (5,202,293)    (4,943,431)
   Account charges                                       (232,955)      (247,085)
                                                    -------------   ------------
   Increase (decrease)                                 (4,057,087)    (3,874,897)
                                                    -------------   ------------
Net increase (decrease)                                  (520,361)    (2,975,500)
Net assets, beginning                                  20,280,137     23,255,637
                                                    -------------   ------------
Net assets, ending                                  $  19,759,776   $ 20,280,137
                                                    =============   ============
Units sold                                                204,863        241,162
Units redeemed                                           (849,663)      (960,970)
                                                    -------------   ------------
Net increase (decrease)                                  (644,800)      (719,808)
Units outstanding, beginning                            3,389,567      4,109,375
                                                    -------------   ------------
Units outstanding, ending                               2,744,767      3,389,567
                                                    =============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 260,610,762
Cost of units redeemed                                              (242,653,181)
Account charges                                                       (1,814,709)
Net investment income (loss)                                           2,880,480
Net realized gain (loss)                                              (6,263,936)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                   7,000,360
                                                                   -------------
                                                                   $  19,759,776
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                         CLASS A

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $     6.12          1,851     $  11,324             N/A           19.9%
12/31/06               5.10          2,348        11,974             N/A            5.2%
12/31/05               4.85          2,936        14,240             N/A           12.0%
12/31/04               4.33          3,584        15,519             N/A            5.6%
12/31/03               4.10          4,057        16,633             N/A           34.9%

                                         CLASS B

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $     9.44            894     $   8,435           1.30%           18.4%
12/31/06               7.97          1,042         8,306           1.30%            3.8%
12/31/05               7.68          1,174         9,016           1.30%           10.5%
12/31/04               6.95          1,330         9,245           1.30%            4.2%
12/31/03               6.67          1,103         7,355           1.30%           33.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           0.4%
12/31/06           0.1%
12/31/05           0.2%
12/31/04           0.0%
12/31/03           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Alger
                                American Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $   35,941,338    $   33,153,889         1,084,819
Receivables: investments sold            213,525    ==============    ==============
Payables: investments redeemed            (8,392)
                                  --------------
Net assets                        $   36,146,471
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Class A                           $    4,498,404           835,099    $         5.39
Class B                               31,648,067         2,475,151             12.79
                                  --------------    --------------
  Total                           $   36,146,471         3,310,250
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            215,288
                                                                  --------------
  Net investment income (loss)                                          (215,288)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               661,681
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                 1,515,110
                                                                  --------------
  Net gain (loss)                                                      2,176,791
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,961,503
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    -------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (215,288)  $    (65,171)
   Net realized gain (loss)                               661,681      1,653,804
   Realized gain distributions                               -              -
   Net change in unrealized appreciation
      (depreciation)                                    1,515,110       (468,560)
                                                    -------------   ------------
Increase (decrease) in net assets from operations       1,961,503      1,120,073
                                                    -------------   ------------
Contract owner transactions:
   Proceeds from units sold                           31,690,801       3,363,756
   Cost of units redeemed                             (3,374,048)     (8,189,742)
   Account charges                                      (186,956)        (84,914)
                                                    -------------   ------------
   Increase (decrease)                                28,129,797      (4,910,900)
                                                    -------------   ------------
Net increase (decrease)                                30,091,300     (3,790,827)
Net assets, beginning                                   6,055,171      9,845,998
                                                    -------------   ------------
Net assets, ending                                  $  36,146,471   $  6,055,171
                                                    =============   ============
Units sold                                              2,793,311        437,072
Units redeemed                                           (477,662)    (1,035,257)
                                                    -------------   ------------
Net increase (decrease)                                 2,315,649       (598,185)
Units outstanding, beginning                              994,601      1,592,786
                                                    -------------   ------------
Units outstanding, ending                               3,310,250        994,601
                                                    =============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $ 1,713,314,372
Cost of units redeemed                                            (1,681,845,820)
Account charges                                                         (618,248)
Net investment income (loss)                                            (343,356)
Net realized gain (loss)                                               2,852,073
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                   2,787,450
                                                                 ---------------
                                                                 $    36,146,471
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                         CLASS A

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07               5.39            835     $   4,498             N/A           17.2%
12/31/06               4.59            764         3,512             N/A           19.8%
12/31/05               3.83            911         3,488             N/A           16.8%
12/31/04               3.28          1,020         3,347             N/A           16.7%
12/31/03               2.81          1,349         3,792             N/A           42.6%

                                         CLASS B

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $    12.79          2,475     $  31,648           1.30%           15.7%
12/31/06              11.05            230         2,543           1.30%           18.4%
12/31/05               9.33            681         6,358           1.30%           15.5%
12/31/04               8.08            229         1,852           1.30%           14.9%
12/31/03               7.03             71           500           1.30%           40.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%
12/31/04           0.0%
12/31/03           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                      Calvert
                                Social Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                    Investments           Cost of       Mutual Fund
                                       at Value       Investments            Shares
                                 --------------    --------------    --------------
Investments                      $    1,572,774    $    1,229,076            53,081
Receivables: investments sold            48,289    ==============    ==============
Payables: investments redeemed               (7)
                                 --------------
Net assets                       $    1,621,056
                                 ==============

                                                            Units      Accumulation
                                     Net Assets       Outstanding        Unit Value
                                 --------------    --------------    --------------
Class A                          $    1,091,440           173,815    $         6.28
Class B                                 529,616            66,410              7.97
                                 --------------    --------------
  Total                          $    1,621,056           240,225
                                 ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                              5,997
                                                                  --------------
  Net investment income (loss)                                            (5,997)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                68,392
  Realized gain distributions                                             31,775
  Net change in unrealized appreciation (depreciation)                    62,833
                                                                  --------------
  Net gain (loss)                                                        163,000
                                                                  --------------
Increase (decrease) in net assets from operations                 $      157,003
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    -------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      (5,997)  $     (5,537)
   Net realized gain (loss)                                68,392         37,826
   Realized gain distributions                             31,775           -
                                                    -------------   ------------
   Net change in unrealized appreciation
      (depreciation)                                       62,833         78,220
                                                    -------------   ------------
Increase (decrease) in net assets from operations         157,003        110,509
                                                    -------------   ------------
Contract owner transactions:
   Proceeds from units sold                               167,555        172,451
   Cost of units redeemed                               (325,211)       (425,433)
   Account charges                                        (18,695)       (20,293)
                                                    -------------   ------------
   Increase (decrease)                                   (176,351)      (273,275)
                                                    -------------   ------------
Net increase (decrease)                                   (19,348)      (162,766)
Net assets, beginning                                   1,640,404      1,803,170
                                                    -------------   ------------
Net assets, ending                                  $   1,621,056   $  1,640,404
                                                    =============   ============
Units sold                                                 24,488         28,793
Units redeemed                                            (55,528)       (79,151)
                                                    -------------   ------------
Net increase (decrease)                                   (31,040)       (50,358)
Units outstanding, beginning                              271,265        321,623
                                                    -------------   ------------
Units outstanding, ending                                 240,225        271,265
                                                    =============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   4,288,437
Cost of units redeemed                                                (2,687,809)
Account charges                                                         (137,547)
Net investment income (loss)                                             142,391
Net realized gain (loss)                                                (359,889)
Realized gain distributions                                               31,775
Net change in unrealized appreciation (depreciation)                     343,698
                                                                   -------------
                                                                   $   1,621,056
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                         CLASS A

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $     6.28            174     $   1,091             N/A           10.2%
12/31/06               5.70            214         1,218             N/A            6.9%
12/31/05               5.33            268         1,426             N/A            0.4%
12/31/04               5.31            296         1,573             N/A            9.3%
12/31/03               4.86            335         1,629             N/A           31.7%

                                         CLASS B

                                     Units                  Expense as a
                               Outstanding    Net Assets    % of Average
                 Unit Value         (000s)        (000s)      Net Assets    Total Return
                 -----------------------------------------------------------------------
12/31/07         $     7.97             66     $     530           1.30%            8.7%
12/31/06               7.33             58           422           1.30%            5.5%
12/31/05               6.95             54           377           1.30%           -0.9%
12/31/04               7.01             38           263           1.30%            7.8%
12/31/03               6.50              7            43           1.30%           30.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           1.6%
12/31/06           0.0%
12/31/05           0.0%
12/31/04           0.0%
12/31/03           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                   Old Mutual
                                    Growth II

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $ 1,966,480    $ 1,537,213         127,240
Receivables: investments sold               9,823    ===========   =============
Payables: investments redeemed            (14,194)
                                      -----------
Net assets                            $ 1,962,109
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $ 1,493,055        254,343   $        5.87
Class B                                   469,054         50,699            9.25
                                      -----------    -----------
  Total                               $ 1,962,109        305,042
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $       2,596
  Mortality & expense charges                                              5,601
                                                                   -------------
  Net investment income (loss)                                            (3,005)
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                49,623
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   331,171
                                                                   -------------
  Net gain (loss)                                                        380,794
                                                                   -------------
Increase (decrease) in net assets from operations                  $     377,789
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                            ------------       ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (3,005)      $     (4,611)
  Net realized gain (loss)                                        49,623             10,629
  Realized gain distributions                                        -                  -
  Net change in unrealized appreciation (depreciation)           331,171            114,589
                                                            ------------       ------------
Increase (decrease) in net assets from operations                377,789            120,607
                                                            ------------       ------------
Contract owner transactions:
  Proceeds from units sold                                       180,284            103,726
  Cost of units redeemed                                        (288,000)          (421,728)
  Account charges                                                (21,130)           (21,681)
                                                            ------------       ------------
  Increase (decrease)                                           (128,846)          (339,683)
                                                            ------------       ------------
Net increase (decrease)                                          248,943           (219,076)
Net assets, beginning                                          1,713,166          1,932,242
                                                            ------------       ------------
Net assets, ending                                          $  1,962,109       $  1,713,166
                                                            ============       ============
Units sold                                                        32,196             19,231
Units redeemed                                                   (58,617)           (94,393)
                                                            ------------       ------------
Net increase (decrease)                                          (26,421)           (75,162)
Units outstanding, beginning                                     331,463            406,625
                                                            ------------       ------------
Units outstanding, ending                                        305,042            331,463
                                                            ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 405,994,013
Cost of units redeemed                                              (403,107,867)
Account charges                                                         (206,799)
Net investment income (loss)                                              28,616
Net realized gain (loss)                                              (1,175,121)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     429,267
                                                                   -------------
                                                                   $   1,962,109
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                         CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     5.87           254    $    1,493             N/A          23.4%
12/31/06         4.76           283         1,347             N/A           7.1%
12/31/05         4.44           359         1,596             N/A          11.6%
12/31/04         3.98           411         1,636             N/A           6.4%
12/31/03         3.74           476         1,782             N/A          25.9%

                                         CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     9.25            50    $      465           1.30%          21.8%
12/31/06         7.59            48           366           1.30%           5.8%
12/31/05         7.18            47           336           1.30%          10.0%
12/31/04         6.53            43           281           1.30%           5.3%
12/31/03         6.20            25           153           1.30%          24.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          0.1%
12/31/06          0.0%
12/31/05          0.0%
12/31/04          0.0%
12/31/03          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                   Old Mutual
                           Technology & Communication

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $ 2,995,018    $ 2,220,114         840,891
Receivables: investments sold                 -      ===========   =============
Payables: investments redeemed             (1,350)
                                      -----------
Net assets                            $ 2,993,668
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $ 2,359,542        630,928   $        3.74
Class B                                   634,126         57,024           11.12
                                      -----------    -----------
  Total                               $ 2,993,668        687,952
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $         -
  Mortality & expense charges                                              6,647
                                                                   -------------
  Net investment income (loss)                                            (6,647)
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                               118,944
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   660,067
                                                                   -------------
  Net gain (loss)                                                        779,011
                                                                   -------------
Increase (decrease) in net assets from operations                  $     772,364
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                            ------------       ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (6,647)      $     (5,720)
  Net realized gain (loss)                                       118,944              4,218
  Realized gain distributions                                        -                  -
  Net change in unrealized appreciation (depreciation)           660,067            115,131
                                                            ------------       ------------
Increase (decrease) in net assets from operations                772,364            113,629
                                                            ------------       ------------
Contract owner transactions:
  Proceeds from units sold                                       448,433            310,730
  Cost of units redeemed                                        (721,750)          (809,717)
  Account charges                                                (33,871)           (34,924)
                                                            ------------       ------------
  Increase (decrease)                                           (307,188)          (533,911)
                                                            ------------       ------------
Net increase (decrease)                                          465,176           (420,282)
Net assets, beginning                                          2,528,492          2,948,774
                                                            ------------       ------------
Net assets, ending                                          $  2,993,668       $  2,528,492
                                                            ============       ============
Units sold                                                       111,430             72,407
Units redeemed                                                  (217,255)          (285,546)
                                                            ------------       ------------
Net increase (decrease)                                         (105,825)          (213,139)
Units outstanding, beginning                                     793,777          1,006,916
                                                            ------------       ------------
Units outstanding, ending                                        687,952            793,777
                                                            ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 255,388,138
Cost of units redeemed                                              (242,651,326)
Account charges                                                         (394,398)
Net investment income (loss)                                           2,859,909
Net realized gain (loss)                                             (12,983,560)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     774,905
                                                                   -------------
                                                                   $   2,993,668
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.74           631    $    2,360             N/A          33.6%
12/31/06         2.80           742         2,076             N/A           4.5%
12/31/05         2.68           961         2,575             N/A           9.8%
12/31/04         2.44         1,080         2,635             N/A           6.6%
12/31/03         2.29         1,300         2,976             N/A          44.9%

                                     CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $    11.12            57    $      634           1.30%          31.6%
12/31/06         8.45            54           452           1.30%           3.3%
12/31/05         8.18            46           374           1.30%           8.5%
12/31/04         7.54            36           272           1.30%           5.2%
12/31/03         7.17            15           104           1.30%          43.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%
12/31/04          0.0%
12/31/03          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                   Old Mutual
                                  Mid-Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $   781,818    $   810,232         130,657
Receivables: investments sold               3,506    ===========   =============
Payables: investments redeemed                (74)
                                      -----------
Net assets                            $   785,250
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $   159,878         17,244   $        9.27
Class B                                   625,372         71,670            8.73
                                      -----------    -----------
  Total                               $   785,250         88,914
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $         -
  Mortality & expense charges                                             27,564
                                                                   -------------
  Net investment income (loss)                                           (27,564)
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                            (2,115,268)
  Realized gain distributions                                          2,537,903
  Net change in unrealized appreciation (depreciation)                  (133,662)
                                                                   -------------
  Net gain (loss)                                                        288,973
                                                                   -------------
Increase (decrease) in net assets from operations                  $     261,409
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                            ------------       ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    (27,564)      $    (63,013)
  Net realized gain (loss)                                    (2,115,268)           (42,161)
  Realized gain distributions                                  2,537,903            159,117
  Net change in unrealized appreciation (depreciation)          (133,662)           101,641
                                                            ------------       ------------
Increase (decrease) in net assets from operations                261,409            155,584
                                                            ------------       ------------
Contract owner transactions:
  Proceeds from units sold                                       686,505          2,838,962
  Cost of units redeemed                                      (3,728,257)        (6,864,255)
  Account charges                                                (18,750)           (51,859)
                                                            ------------       ------------
  Increase (decrease)                                         (3,060,502)        (4,077,152)
                                                            ------------       ------------
Net increase (decrease)                                       (2,799,093)        (3,921,568)
Net assets, beginning                                          3,584,343          7,505,911
                                                            ------------       ------------
Net assets, ending                                          $    785,250       $  3,584,343
                                                            ============       ============
Units sold                                                        79,576            349,160
Units redeemed                                                  (401,286)          (883,926)
                                                            ------------       ------------
Net increase (decrease)                                         (321,710)          (534,766)
Units outstanding, beginning                                     410,624            945,390
                                                            ------------       ------------
Units outstanding, ending                                         88,914            410,624
                                                            ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  11,029,774
Cost of units redeemed                                               (11,067,606)
Account charges                                                         (105,510)
Net investment income (loss)                                            (133,942)
Net realized gain (loss)                                              (2,068,209)
Realized gain distributions                                            3,159,157
Net change in unrealized appreciation (depreciation)                     (28,414)
                                                                   -------------
                                                                   $     785,250
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     9.27            17    $      160              N/A          1.6%
12/31/06         9.12            30           270              N/A         11.3%
12/31/05         8.20            49           400              N/A          5.7%
12/31/04         7.76            22           172              N/A         18.8%
12/31/03         6.53            23           147              N/A         30.6%

                                     CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     8.73            71    $      622           1.30%           0.3%
12/31/06         8.70           381         3,314           1.30%           9.7%
12/31/05         7.93           896         7,106           1.30%           4.5%
12/31/04         7.59            36           276           1.30%          17.3%
12/31/03         6.47             2            11           1.30%          29.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          0.0%
12/31/06          0.2%
12/31/05          0.0%
12/31/04          0.0%
12/31/03          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                   Old Mutual
                                    Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007


                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $ 1,048,658    $ 1,037,217          46,917
Receivables: investments sold                 -      ===========   =============
Payables: investments redeemed                (83)
                                      -----------
Net assets                            $ 1,048,575
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $   222,473         22,639   $        9.83
Class B                                   826,102         89,322            9.25
                                      -----------    -----------
  Total                               $ 1,048,575        111,961
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $         -
  Mortality & expense charges                                             10,303
                                                                   -------------
  Net investment income (loss)                                           (10,303)
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                32,896
  Realized gain distributions                                            126,939
  Net change in unrealized appreciation (depreciation)                  (101,683)
                                                                   -------------
  Net gain (loss)                                                         58,152
                                                                   -------------
Increase (decrease) in net assets from operations                  $      47,849
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended        Year ended
                                                              12/31/2007        12/31/2006
                                                            ------------      ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    (10,303)     $     (8,666)
  Net realized gain (loss)                                        32,896            11,755
  Realized gain distributions                                    126,939               -
  Net change in unrealized appreciation (depreciation)          (101,683)          112,835
                                                            ------------      ------------
Increase (decrease) in net assets from operations                 47,849           115,924
                                                            ------------      ------------
Contract owner transactions:
  Proceeds from units sold                                       412,828           192,467
  Cost of units redeemed                                        (233,198)         (208,303)
  Account charges                                                 (6,265)           (4,258)
                                                            ------------      ------------
  Increase (decrease)                                            173,365           (20,094)
                                                            ------------      ------------
Net increase (decrease)                                          221,214            95,830
Net assets, beginning                                            827,361           731,531
                                                            ------------      ------------
Net assets, ending                                          $  1,048,575      $    827,361
                                                            ============      ============
Units sold                                                        44,007            24,463
Units redeemed                                                   (25,395)          (26,535)
                                                            ------------      ------------
Net increase (decrease)                                           18,612            (2,072)
Units outstanding, beginning                                      93,349            95,421
                                                            ------------      ------------
Units outstanding, ending                                        111,961            93,349
                                                            ============      ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,391,811
Cost of units redeemed                                                  (554,633)
Account charges                                                          (14,746)
Net investment income (loss)                                             (27,245)
Net realized gain (loss)                                                 115,008
Realized gain distributions                                              126,939
Net change in unrealized appreciation (depreciation)                      11,441
                                                                   -------------
                                                                   $   1,048,575
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     9.83            23    $      222             N/A           6.6%
12/31/06         9.22            17           153             N/A          16.8%
12/31/05         7.89            14           114             N/A           1.4%
12/31/04         7.78            11            85             N/A          16.1%
12/31/03         6.70             2            16             N/A          34.0%

                                     CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     9.25            89    $      826           1.30%           5.3%
12/31/06         8.79            77           674           1.30%          15.2%
12/31/05         7.63            81           618           1.30%           0.3%
12/31/04         7.61            35           266           1.30%          14.6%
12/31/03         6.64             9            63           1.30%          32.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%
12/31/04          0.0%
12/31/03          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $32,241,909    $31,578,124       1,361,203
Receivables: investments sold              16,500    ===========   =============
Payables: investments redeemed             (7,048)
                                      -----------

Net assets                            $32,251,361
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $15,216,536      1,762,315   $        8.63
Class B                                17,034,825      1,974,573            8.63
                                      -----------    -----------
  Total                               $32,251,361      3,736,888
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $     651,063
  Mortality & expense charges                                            332,606
                                                                   -------------
  Net investment income (loss)                                           318,457
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                             3,224,341
  Realized gain distributions                                          2,131,270
  Net change in unrealized appreciation (depreciation)                (3,628,711)
                                                                   -------------
  Net gain (loss)                                                      1,726,900
                                                                   -------------
Increase (decrease) in net assets from operations                  $   2,045,357
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                            ------------       ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    318,457       $    354,862
  Net realized gain (loss)                                     3,224,341             89,458
  Realized gain distributions                                  2,131,270          1,278,080
  Net change in unrealized appreciation (depreciation)        (3,628,711)         5,584,261
                                                            ------------       ------------
Increase (decrease) in net assets from operations              2,045,357          7,306,661
                                                            ------------       ------------
Contract owner transactions:
  Proceeds from units sold                                     7,067,946         11,322,975
  Cost of units redeemed                                     (25,715,954)        (8,002,376)
  Account charges                                               (429,497)          (448,864)
                                                            ------------       ------------
  Increase (decrease)                                        (19,077,505)         2,871,735
                                                            ------------       ------------
Net increase (decrease)                                      (17,032,148)        10,178,396
Net assets, beginning                                         49,283,509         39,105,113
                                                            ------------       ------------
Net assets, ending                                          $ 32,251,361       $ 49,283,509
                                                            ============       ============

Units sold                                                       855,393          1,511,657
Units redeemed                                                (2,967,177)        (1,149,459)
                                                            ------------       ------------
Net increase (decrease)                                       (2,111,784)           362,198
Units outstanding, beginning                                   5,848,672          5,486,474
                                                            ------------       ------------
Units outstanding, ending                                      3,736,888          5,848,672
                                                            ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  70,604,035
Cost of units redeemed                                               (54,119,776)
Account charges                                                       (2,088,681)
Net investment income (loss)                                           2,343,975
Net realized gain (loss)                                               8,982,579
Realized gain distributions                                            5,865,444
Net change in unrealized appreciation (depreciation)                     663,785
                                                                   -------------
                                                                   $  32,251,361
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     8.63         1,762    $   15,217             N/A           3.3%
12/31/06         8.36         2,156        18,027             N/A          18.9%
12/31/05         7.03         2,448        17,206             N/A           4.0%
12/31/04         6.76         2,693        18,204             N/A          14.8%
12/31/03         5.89         2,838        16,716             N/A          25.6%

                                     CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     8.63         1,975    $   17,035           1.30%           1.9%
12/31/06         8.46         3,693        31,257           1.30%          17.4%
12/31/05         7.21         3,037        21,899           1.30%           2.6%
12/31/04         7.03         1,883        13,241           1.30%          13.6%
12/31/03         6.19         1,347         8,341           1.30%          23.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          1.6%
12/31/06          1.6%
12/31/05          1.6%
12/31/04          1.6%
12/31/03          1.7%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
                                Limited-Term Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $ 8,261,775    $ 8,347,163       1,678,202
Receivables: investments sold              33,342    ===========   =============
Payables: investments redeemed             (4,800)
                                      -----------
Net assets                            $ 8,290,317
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $ 3,329,806        457,695   $        7.28
Class B                                 4,960,511        898,970            5.52
                                      -----------    -----------
  Total                               $ 8,290,317      1,356,665
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $     374,737
  Mortality & expense charges                                             67,560
                                                                   -------------
  Net investment income (loss)                                           307,177
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (46,469)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    98,133
                                                                   -------------
  Net gain (loss)                                                         51,664
                                                                   -------------
Increase (decrease) in net assets from operations                  $     358,841
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended        Year ended
                                                              12/31/2007        12/31/2006
                                                            ------------      ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    307,177      $    314,893
  Net realized gain (loss)                                       (46,469)          (58,449)
  Realized gain distributions                                        -                  -
  Net change in unrealized appreciation (depreciation)            98,133            54,650
                                                            ------------      ------------
Increase (decrease) in net assets from operations                358,841           311,094
                                                            ------------      ------------
Contract owner transactions:
  Proceeds from units sold                                       592,029           732,305
  Cost of units redeemed                                      (1,840,676)       (1,901,824)
  Account charges                                                (91,684)         (104,817)
                                                            ------------      ------------
  Increase (decrease)                                         (1,340,331)       (1,274,336)
                                                            ------------      ------------
Net increase (decrease)                                         (981,490)         (963,242)
Net assets, beginning                                          9,271,807        10,235,049
                                                            ------------      ------------
Net assets, ending                                          $  8,290,317      $  9,271,807
                                                            ============      ============

Units sold                                                       112,423           135,817
Units redeemed                                                  (341,809)         (346,725)
                                                            ------------      ------------
Net increase (decrease)                                         (229,386)         (210,908)
Units outstanding, beginning                                   1,586,051         1,796,959
                                                            ------------      ------------
Units outstanding, ending                                      1,356,665         1,586,051
                                                            ============      ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  31,034,723
Cost of units redeemed                                               (23,404,117)
Account charges                                                         (646,935)
Net investment income (loss)                                           1,742,347
Net realized gain (loss)                                                (371,871)
Realized gain distributions                                               21,558
Net change in unrealized appreciation (depreciation)                     (85,388)
                                                                   -------------
                                                                   $   8,290,317
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     7.28           458    $    3,330             N/A           5.5%
12/31/06         6.90           543         3,742             N/A           4.0%
12/31/05         6.63           657         4,356             N/A           1.8%
12/31/04         6.51           799         5,201             N/A           1.1%
12/31/03         6.44           808         5,205             N/A           4.2%

                                     CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     5.52           899    $    4,961           1.30%           4.1%
12/31/06         5.30         1,044         5,530           1.30%           2.7%
12/31/05         5.16         1,139         5,879           1.30%           0.4%
12/31/04         5.14         2,112        10,857           1.30%          -0.2%
12/31/03         5.15         1,169         6,019           1.30%           3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          4.3%
12/31/06          4.0%
12/31/05          3.6%
12/31/04          3.2%
12/31/03          3.8%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
                                 Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $17,885,882    $15,735,707         712,516
Receivables: investments sold                 -      ===========   =============
Payables: investments redeemed            (58,283)
                                      -----------
Net assets                            $17,827,599
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $ 5,850,327        630,919   $        9.27
Class B                                11,977,272      1,085,576           11.03
                                      -----------    -----------
  Total                               $17,827,599      1,716,495
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $      38,481
  Mortality & expense charges                                            166,350
                                                                   -------------
  Net investment income (loss)                                          (127,869)
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                             2,036,160
  Realized gain distributions                                          1,904,801
  Net change in unrealized appreciation (depreciation)                  (842,912)
                                                                   -------------
  Net gain (loss)                                                      3,098,049
                                                                   -------------
Increase (decrease) in net assets from operations                  $   2,970,180
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                            ------------       ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $   (127,869)      $   (165,267)
  Net realized gain (loss)                                     2,036,160          1,017,384
  Realized gain distributions                                  1,904,801          2,406,713
  Net change in unrealized appreciation (depreciation)          (842,912)        (2,177,867)
                                                            ------------       ------------
Increase (decrease) in net assets from operations              2,970,180          1,080,963
                                                            ------------       ------------
Contract owner transactions:
  Proceeds from units sold                                     1,245,738          1,676,610
  Cost of units redeemed                                      (5,610,733)        (3,258,163)
  Account charges                                               (194,744)          (205,844)
                                                            ------------       ------------
  Increase (decrease)                                         (4,559,739)        (1,787,397)
                                                            ------------       ------------
Net increase (decrease)                                       (1,589,559)          (706,434)
Net assets, beginning                                         19,417,158         20,123,592
                                                            ------------       ------------
Net assets, ending                                          $ 17,827,599       $ 19,417,158
                                                            ============       ============

Units sold                                                       135,948            209,561
Units redeemed                                                  (605,523)          (425,245)
                                                            ------------       ------------
Net increase (decrease)                                         (469,575)          (215,684)
Units outstanding, beginning                                   2,186,070          2,401,754
                                                            ------------       ------------
Units outstanding, ending                                      1,716,495          2,186,070
                                                            ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  54,913,060
Cost of units redeemed                                               (47,592,758)
Account charges                                                         (904,135)
Net investment income (loss)                                            (612,241)
Net realized gain (loss)                                               4,454,096
Realized gain distributions                                            5,419,402
Net change in unrealized appreciation (depreciation)                   2,150,175
                                                                   -------------
                                                                   $  17,827,599
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     9.27           631    $    5,850             N/A          17.5%
12/31/06         7.89           849         6,698             N/A           6.6%
12/31/05         7.40           965         7,140             N/A          14.7%
12/31/04         6.45         1,030         6,644             N/A          18.3%
12/31/03         5.45         1,038         5,657             N/A          38.3%

                                     CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $    11.03         1,086    $   11,977           1.30%          16.0%
12/31/06         9.51         1,337        12,719           1.30%           5.2%
12/31/05         9.04         1,436        12,984           1.30%          13.3%
12/31/04         7.98         1,549        12,360           1.30%          16.8%
12/31/03         6.83         1,121         7,655           1.30%          36.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          0.2%
12/31/06          0.0%
12/31/05          0.0%
12/31/04          0.0%
12/31/03          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                  T. Rowe Price
                                Blue Chip Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments        Cost of     Mutual Fund
                                         at Value    Investments          Shares
                                      -----------    -----------   -------------
Investments                           $   986,059    $   906,956          83,607
Receivables: investments sold               1,457    ===========   =============
Payables: investments redeemed                (98)
                                      -----------
Net assets                            $   987,418
                                      ===========

                                                           Units    Accumulation
                                       Net Assets    Outstanding      Unit Value
                                      -----------    -----------   -------------
Class A                               $   225,034         32,017   $        7.03
Class B                                   762,384        112,305            6.79
                                      -----------    -----------
  Total                               $   987,418        144,322
                                      ===========    ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $       4,072
  Mortality & expense charges                                              6,712
                                                                   -------------
  Net investment income (loss)                                            (2,640)
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                14,753
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    48,940
                                                                   -------------
  Net gain (loss)                                                         63,693
                                                                   -------------
Increase (decrease) in net assets from operations                  $      61,053
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended         Year ended
                                                             12/31/2007         12/31/2006
                                                           ------------       ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $     (2,640)      $     (1,096)
  Net realized gain (loss)                                       14,753              6,449
  Realized gain distributions                                       -                  -
  Net change in unrealized appreciation (depreciation)           48,940             22,723
                                                           ------------       ------------
Increase (decrease) in net assets from operations                61,053             28,076
                                                           ------------       ------------
Contract owner transactions:
  Proceeds from units sold                                      537,267            343,666
  Cost of units redeemed                                        (69,509)           (79,707)
  Account charges                                                (5,028)            (2,002)
                                                           ------------       ------------
  Increase (decrease)                                           462,730            261,957
                                                           ------------       ------------
Net increase (decrease)                                         523,783            290,033
Net assets, beginning                                           463,635            173,602
                                                           ------------       ------------
Net assets, ending                                         $    987,418            463,635
                                                           ============       ============
Units sold                                                       82,188             60,168
Units redeemed                                                  (13,563)           (15,162)
                                                           ------------       ------------
Net increase (decrease)                                          68,625             45,006
Units outstanding, beginning                                     75,697             30,691
                                                           ------------       ------------
Units outstanding, ending                                       144,322             75,697
                                                           ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,048,013
Cost of units redeemed                                                  (149,216)
Account charges                                                           (7,527)
Net investment income (loss)                                              (3,987)
Net realized gain (loss)                                                  21,032
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      79,104
                                                                   -------------
                                                                   $     987,418
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     CLASS A

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     7.03            32    $      225             N/A          12.7%
12/31/06         6.23            14            86             N/A           9.8%
12/31/05         5.68            13            76             N/A          13.6%
04/20/05         5.00           -             -               N/A           0.0%

                                     CLASS B

                              Units                  Expense as a
                        Outstanding    Net Assets    % of Average
           Unit Value        (000s)        (000s)      Net Assets   Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.79           112    $      762           1.30%          11.3%
12/31/06         6.10            62           377           1.30%           8.2%
12/31/05         5.64            17            98           1.30%          12.8%
04/20/05         5.00           -             -             0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          0.6%
12/31/06          0.4%
12/31/05          0.2%

               AUL American Individual Variable Annuity Unit Trust
                                      Janus
                                Worldwide Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments            Cost of        Mutual Fund
                                            at Value        Investments             Shares
                                      --------------     --------------     --------------
Investments                           $   14,319,905     $   10,831,736            405,779
                                                         ==============     ==============
Receivables: investments sold                  9,059
Payables: investments redeemed                  (187)
                                      --------------
Net assets                            $   14,328,777
                                      ==============

                                                                  Units       Accumulation
                                          Net Assets        Outstanding         Unit Value
                                      --------------     --------------     --------------
Class A                               $    6,878,896          1,045,095     $         6.58
Class B                                    7,449,881            892,138               8.35
                                      --------------     --------------
  Total                               $   14,328,777          1,937,233
                                      ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $      112,454
  Mortality & expense charges                                             99,494
                                                                  --------------
  Net investment income (loss)                                            12,960
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                             1,125,260
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   183,227
                                                                  --------------
  Net gain (loss)                                                      1,308,487
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,321,447
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended        Year ended
                                                               12/31/2007        12/31/2006
                                                             ------------      ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $     12,960      $    161,252
   Net realized gain (loss)                                     1,125,260           553,335
   Realized gain distributions                                        -                 -
   Net change in unrealized appreciation (depreciation)           183,227         1,591,904
                                                             ------------      ------------
Increase (decrease) in net assets from operations               1,321,447         2,306,491
                                                             ------------      ------------
Contract owner transactions:
   Proceeds from units sold                                     2,086,772         1,225,104
   Cost of units redeemed                                      (3,814,442)       (3,048,561)
   Account charges                                               (169,552)         (163,800)
                                                             ------------      ------------
   Increase (decrease)                                         (1,897,222)       (1,987,257)
                                                             ------------      ------------
Net increase (decrease)                                          (575,775)          319,234
Net assets, beginning                                          14,904,552        14,585,318
                                                             ------------      ------------
Net assets, ending                                           $ 14,328,777      $ 14,904,552
                                                             ============      ============
Units sold                                                        279,641           204,816
Units redeemed                                                   (551,952)         (561,355)
                                                             ------------      ------------
Net increase (decrease)                                          (272,311)         (356,539)
Units outstanding, beginning                                    2,209,544         2,566,083
                                                             ------------      ------------
Units outstanding, ending                                       1,937,233         2,209,544
                                                             ============      ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 73,350,195
Cost of units redeemed                                              (59,779,583)
Account charges                                                      (1,127,730)
Net investment income (loss)                                          1,112,072
Net realized gain (loss)                                             (2,714,346)
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                  3,488,169
                                                                   ------------
                                                                   $ 14,328,777
                                                                   ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     6.58           1,045      $    6,879               N/A             9.6%
12/31/06              6.00           1,254           7,527               N/A            18.2%
12/31/05              5.08           1,555           7,901               N/A             5.8%
12/31/04              4.80           1,866           8,958               N/A             4.8%
12/31/03              4.58           2,092           9,580               N/A            24.1%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     8.35             892      $    7,450             1.30%             8.2%
12/31/06              7.72             956           7,378             1.30%            16.8%
12/31/05              6.61           1,011           6,684             1.30%             4.4%
12/31/04              6.33           1,022           6,472             1.30%             3.4%
12/31/03              6.12             861           5,270             1.30%            22.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            0.8%
12/31/06            1.7%
12/31/05            1.4%
12/31/04            1.0%
12/31/03            1.2%

               AUL American Individual Variable Annuity Unit Trust
                                      Janus
                                 Flexible Income Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments             Cost of        Mutual Fund
                                            at Value         Investments             Shares
                                      --------------      --------------     --------------
Investments                           $   90,386,421      $   90,760,647          7,919,430
Receivables: investments sold                391,086      ==============     ==============
Payables: investments redeemed                  (693)
                                      --------------
Net assets                            $   90,776,814
                                      ==============

                                                                   Units       Accumulation
                                          Net Assets         Outstanding         Unit Value
                                      --------------      --------------     --------------
Class A                               $    8,408,105           1,055,264     $         7.97
Class B                                   82,368,709          13,967,365               5.90
                                      --------------      --------------
  Total                               $   90,776,814          15,022,629
                                      ==============      ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $    4,033,835
  Mortality & expense charges                                            724,929
                                                                  --------------
  Net investment income (loss)                                         3,308,906
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (320,407)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                 1,696,996
                                                                  --------------
  Net gain (loss)                                                      1,376,589
                                                                  --------------
Increase (decrease) in net assets from operations                 $    4,685,495
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2007          12/31/2006
                                                             ------------        ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $  3,308,906        $  1,496,882
   Net realized gain (loss)                                      (320,407)           (223,210)
   Realized gain distributions                                        -                72,669
   Net change in unrealized appreciation (depreciation)         1,696,996             (46,284)
                                                             ------------        ------------
Increase (decrease) in net assets from operations               4,685,495           1,300,057
                                                             ------------        ------------
Contract owner transactions:
   Proceeds from units sold                                    57,146,556          17,319,006
   Cost of units redeemed                                      (9,988,513)         (5,113,410)
   Account charges                                               (597,166)           (326,546)
                                                             ------------        ------------
   Increase (decrease)                                         46,560,877          11,879,050
                                                             ------------        ------------
Net increase (decrease)                                        51,246,372          13,179,107
Net assets, beginning                                          39,530,442          26,351,335
                                                             ------------        ------------
Net assets, ending                                           $ 90,776,814        $ 39,530,442
                                                             ============        ============
Units sold                                                     10,190,646           3,185,385
Units redeemed                                                 (1,904,690)           (946,685)
                                                             ------------        ------------
Net increase (decrease)                                         8,285,956           2,238,700
Units outstanding, beginning                                    6,736,673           4,497,973
                                                             ------------        ------------
Units outstanding, ending                                      15,022,629           6,736,673
                                                             ============        ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $117,243,484
Cost of units redeemed                                               (33,081,331)
Account charges                                                       (1,678,462)
Net investment income (loss)                                           8,189,326
Net realized gain (loss)                                                (534,720)
Realized gain distributions                                            1,012,744
Net change in unrealized appreciation (depreciation)                    (374,227)
                                                                    ------------
                                                                    $ 90,776,814
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                    Expense as a
                               Outstanding     Net Assets     % of Average
                Unit Value          (000s)         (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------
12/31/07        $     7.97           1,055     $    8,408              N/A             7.0%
12/31/06              7.44           1,035          7,704              N/A             4.3%
12/31/05              7.14           1,134          8,095              N/A             2.0%
12/31/04              7.00           1,210          8,469              N/A             3.9%
12/31/03              6.74           1,322          8,909              N/A             6.5%

                                            CLASS B

                                     Units                    Expense as a
                               Outstanding     Net Assets     % of Average
                Unit Value          (000s)         (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------
12/31/07        $     5.90          13,967     $   82,369            1.30%             5.6%
12/31/06              5.58           5,702         31,826            1.30%             2.8%
12/31/05              5.43           3,362         18,257            1.30%             0.7%
12/31/04              5.39           2,528         13,627            1.30%             2.7%
12/31/03              5.25           1,460          7,667            1.30%             5.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            6.2%
12/31/06            5.5%
12/31/05            5.4%
12/31/04            5.8%
12/31/03            4.7%

               AUL American Individual Variable Annuity Unit Trust
                                     Pioneer
                                  VCT Portfolio

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments            Cost of        Mutual Fund
                                            at Value        Investments             Shares
                                      --------------     --------------     --------------
Investments                           $   40,493,592     $   41,393,052          1,585,197
Receivables: investments sold                288,226     ==============     ==============
Payables: investments redeemed               (10,542)
                                      --------------
Net assets                            $   40,771,276
                                      ==============

                                                                  Units       Accumulation
                                          Net Assets        Outstanding         Unit Value
                                      --------------     --------------     --------------
Class A                               $    2,124,769            405,379     $         5.24
Class B                                   38,646,507          4,721,338               8.19
                                      --------------     --------------
  Total                               $   40,771,276          5,126,717
                                      ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $      284,928
  Mortality & expense charges                                            255,108
                                                                  --------------
  Net investment income (loss)                                            29,820
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               161,992
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (1,303,371)
                                                                  --------------
  Net gain (loss)                                                     (1,141,379)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,111,559)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2007         12/31/2006
                                                             ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $     29,820       $     18,511
   Net realized gain (loss)                                       161,992             69,080
   Realized gain distributions                                        -                  -
   Net change in unrealized appreciation (depreciation)        (1,303,371)           253,433
                                                             ------------       ------------
Increase (decrease) in net assets from operations              (1,111,559)           341,024
                                                             ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                    42,329,502            380,187
   Cost of units redeemed                                      (2,705,915)          (601,851)
   Account charges                                               (192,133)           (25,540)
                                                             ------------       ------------
   Increase (decrease)                                         39,431,454           (247,204)
                                                             ------------       ------------
Net increase (decrease)                                        38,319,895             93,820
Net assets, beginning                                           2,451,381          2,357,561
                                                             ------------       ------------
Net assets, ending                                           $ 40,771,276       $  2,451,381
                                                             ============       ============
Units sold                                                      5,147,018             64,440
Units redeemed                                                   (429,703)          (122,653)
                                                             ------------       ------------
Net increase (decrease)                                         4,717,315            (58,213)
Units outstanding, beginning                                      409,402            467,615
                                                             ------------       ------------
Units outstanding, ending                                       5,126,717            409,402
                                                             ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 48,221,053
Cost of units redeemed                                                (6,351,031)
Account charges                                                         (345,411)
Net investment income (loss)                                             172,825
Net realized gain (loss)                                                 (26,700)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (899,460)
                                                                    ------------
                                                                    $ 40,771,276
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     5.24             405      $    2,121               N/A             5.0%
12/31/06              4.99             269           1,344               N/A            16.6%
12/31/05              4.28             330           1,411               N/A             6.2%
12/31/04              4.03             355           1,432               N/A             7.8%
12/31/03              3.74             402           1,504               N/A            24.7%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     8.19           4,721      $   38,643             1.30%             3.6%
12/31/06              7.90             140           1,107             1.30%            15.1%
12/31/05              6.86             138             946             1.30%             4.7%
12/31/04              6.55             140             915             1.30%             6.3%
12/31/03              6.16             104             642             1.30%            23.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            1.3%
12/31/06            1.3%
12/31/05            1.3%
12/31/04            1.1%
12/31/03            1.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Pioneer
                              Growth Opportunities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments             Cost of        Mutual Fund
                                            at Value         Investments             Shares
                                      --------------      --------------     --------------
Investments                           $    6,835,444      $    7,376,346            304,134
Receivables: investments sold                  1,044      ==============     ==============
Payables: investments redeemed               (12,860)
                                      --------------
Net assets                            $    6,823,628
                                      ==============

                                                                   Units       Accumulation
                                          Net Assets         Outstanding         Unit Value
                                      --------------      --------------     --------------
Class A                               $    3,016,090             395,125     $         7.63
Class B                                    3,807,538             429,092               8.87
                                      --------------      --------------
  Total                               $    6,823,628             824,217
                                      ==============      ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             60,866
                                                                  --------------
  Net investment income (loss)                                           (60,866)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               272,080
  Realized gain distributions                                          1,116,911
  Net change in unrealized appreciation (depreciation)                (1,588,105)
                                                                  --------------
  Net gain (loss)                                                       (199,114)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (259,980)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2007         12/31/2006
                                                             ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $    (60,866)      $    (65,708)
   Net realized gain (loss)                                       272,080            223,908
   Realized gain distributions                                  1,116,911                -
   Net change in unrealized appreciation (depreciation)        (1,588,105)           248,762
                                                             ------------       ------------
Increase (decrease) in net assets from operations                (259,980)           406,962
                                                             ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                       542,824          1,796,131
   Cost of units redeemed                                       2,658,484)        (2,248,912)
   Account charges                                                (89,731)          (102,744)
                                                             ------------       ------------
   Increase (decrease)                                          2,205,391)          (555,525)
                                                             ------------       ------------
Net increase (decrease)                                        (2,465,371)          (148,563)
Net assets, beginning                                           9,288,999          9,437,562
                                                             ------------       ------------
Net assets, ending                                           $  6,823,628       $  9,288,999
                                                             ============       ============
Units sold                                                         73,017            210,974
Units redeemed                                                   (322,795)          (287,477)
                                                             ------------       ------------
Net increase (decrease)                                          (249,778)           (76,503)
Units outstanding, beginning                                    1,073,995          1,150,498
                                                             ------------       ------------
Units outstanding, ending                                         824,217          1,073,995
                                                             ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 15,760,141
Cost of units redeemed                                               (11,523,463)
Account charges                                                         (511,999)
Net investment income (loss)                                             (78,610)
Net realized gain (loss)                                               2,581,991
Realized gain distributions                                            1,126,616
Net change in unrealized appreciation (depreciation)                    (531,048)
                                                                    ------------
                                                                    $  6,823,628
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                    Expense as a
                               Outstanding     Net Assets     % of Average
                Unit Value          (000s)         (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------
12/31/07        $     7.63             395     $    3,016              N/A            -3.9%
12/31/06              7.94             534          4,241              N/A             5.6%
12/31/05              7.52             608          4,575              N/A             6.7%
12/31/04              7.05             758          5,343              N/A            22.4%
12/31/03              5.76             806          4,642              N/A            42.9%

                                            CLASS B

                                     Units                    Expense as a
                               Outstanding     Net Assets     % of Average
                Unit Value          (000s)         (000s)       Net Assets     Total Return
                ---------------------------------------------------------------------------
12/31/07        $     8.87             429     $    3,808            1.30%            -5.1%
12/31/06              9.35             540          5,048            1.30%             4.2%
12/31/05              8.97             542          4,862            1.30%             5.3%
12/31/04              8.52             527          4,489            1.30%            20.9%
12/31/03              7.05             415          2,928            1.30%            41.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07            0.0%
12/31/06            0.0%
12/31/05            0.0%
12/31/04            0.0%
12/31/03            0.0%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                                    Dynamics

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments          Cost of      Mutual Fund
                                          at Value      Investments           Shares
                                    --------------   --------------   --------------
Investments                         $    8,326,799   $    8,201,531          437,148
Receivables: investments sold               84,200   ==============   ==============
Payables: investments redeemed                (219)
                                    --------------
Net assets                          $    8,410,780
                                    ==============

                                                              Units     Accumulation
                                        Net Assets      Outstanding       Unit Value
                                    --------------   --------------   --------------
Class A                             $    1,056,211          138,229   $         7.64
Class B                                  7,354,569          696,571            10.56
                                    --------------   --------------
  Total                             $    8,410,780          834,800
                                    ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                   $        -
  Mortality & expense charges                                             49,695
                                                                    ------------
  Net investment income (loss)                                           (49,695)
                                                                    ------------
Gain (loss) on investments:
  Net realized gain (loss)                                               110,047
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (60,012)
                                                                    ------------
  Net gain (loss)                                                         50,035
                                                                    ------------
Increase (decrease) in net assets from operations                   $        340
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended       Year ended
                                                       12/31/2007       12/31/2006
                                                     ------------     ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (49,695)    $     (6,572)
   Net realized gain (loss)                               110,047          253,223
   Realized gain distributions                               -                 -
   Net change in unrealized appreciation
      (depreciation)                                      (60,012)         (41,020)
                                                     ------------     ------------

Increase (decrease) in net assets from operations             340          205,631
                                                     ------------     ------------
Contract owner transactions:
   Proceeds from units sold                             7,737,805        1,249,827
   Cost of units redeemed                                (648,626)      (1,281,191)
   Account charges                                        (41,649)         (15,475)
                                                     ------------     ------------
   Increase (decrease)                                  7,047,530          (46,839)
                                                     ------------     ------------
Net increase (decrease)                                 7,047,870          158,791
Net assets, beginning                                   1,362,910        1,204,119
                                                     ------------     ------------
Net assets, ending                                    $ 8,410,780     $  1,362,910
                                                     ============     ============

Units sold                                                740,632          168,231
Units redeemed                                            (82,323)        (181,929)
                                                     ------------     ------------
Net increase (decrease)                                   658,309          (13,698)
Units outstanding, beginning                              176,491          190,189
                                                     ------------     ------------
Units outstanding, ending                                 834,800          176,491
                                                     ============     ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 195,675,335
Cost of units redeemed                                              (187,988,127)
Account charges                                                         (114,581)
Net investment income (loss)                                             (62,332)
Net realized gain (loss)                                                 775,220
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     125,265
                                                                   -------------
                                                                   $   8,410,780
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     7.64             138       $   1,056               N/A            12.2%
12/31/06              6.81             117             800               N/A            16.0%
12/31/05              5.87             154             904               N/A            10.8%
12/31/04              5.30             166             882               N/A            13.5%
12/31/03              4.67             239           1,115               N/A            38.2%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $    10.56             697       $   7,355             1.30%            10.7%
12/31/06              9.54              59             563             1.30%            14.6%
12/31/05              8.32              36             300             1.30%             9.3%
12/31/04              7.61              30             228             1.30%            11.6%
12/31/03              6.82              22             151             1.30%            36.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%
12/31/04           0.0%
12/31/03           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                               Financial Services

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of      Mutual Fund
                                         at Value       Investments           Shares
                                   --------------    --------------   --------------
Investments                        $      774,359    $      984,666           63,159
                                                     ==============   ==============
Receivables: investments sold                   2
Payables: investments redeemed                (81)
                                   --------------
Net assets                         $      774,280
                                   ==============

                                                              Units     Accumulation
                                        Net Assets      Outstanding       Unit Value
                                   --------------    --------------   --------------
Class A                            $       292,881           50,579   $         5.79
Class B                                    481,399           76,053             6.33
                                   ---------------   --------------
  Total                            $       774,280          126,632
                                   ===============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                   $     16,542
  Mortality & expense charges                                              7,318
                                                                    ------------
  Net investment income (loss)                                             9,224
                                                                    ------------
Gain (loss) on investments:
  Net realized gain (loss)                                                44,711
  Realized gain distributions                                             62,448
  Net change in unrealized appreciation (depreciation)                  (331,807)
                                                                    ------------
  Net gain (loss)                                                       (224,648)
                                                                    ------------
Increase (decrease) in net assets from operations                   $   (215,424)
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                       ------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      9,224   $        7,996
   Net realized gain (loss)                                  44,711           58,648
   Realized gain distributions                               62,448            5,436
   Net change in unrealized appreciation
     (depreciation)                                        (331,807)          53,484
                                                       ------------   --------------
Increase (decrease) in net assets from operations          (215,424)         125,564
                                                       ------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 397,201          417,768
   Cost of units redeemed                                  (350,470)        (379,086)
   Account charges                                           (8,605)          (8,359)
                                                       ------------   --------------
   Increase (decrease)                                       38,126           30,323
                                                       ------------   --------------
Net increase (decrease)                                    (177,298)         155,886
Net assets, beginning                                       951,578          795,692
                                                       ------------   --------------
Net assets, ending                                     $    774,280   $      951,578
                                                       ============   ==============

Units sold                                                   55,708           59,122
Units redeemed                                              (49,466)         (56,354)
                                                       ------------   --------------
Net increase (decrease)                                       6,242            2,768
Units outstanding, beginning                                120,390          117,622
                                                       ------------   --------------
Units outstanding, ending                                   126,632          120,390
                                                       ============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $ 1,717,021
Cost of units redeemed                                                  (976,628)
Account charges                                                          (38,402)
Net investment income (loss)                                              30,605
Net realized gain (loss)                                                 184,106
Realized gain distributions                                               67,883
Net change in unrealized appreciation (depreciation)                    (210,305)
                                                                     -----------
                                                                     $   774,280
                                                                     ===========

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                     Expense as a
                               Outstanding      Net Assets     % of Average
                Unit Value          (000s)          (000s)       Net Assets     Total Return
                ----------------------------------------------------------------------------
12/31/07        $     5.79              51     $       293              N/A           -22.2%
12/31/06              7.44              51             382              N/A            16.5%
12/31/05              6.39              62             394              N/A             5.8%
12/31/04              6.04              72             433              N/A            10.0%
12/31/03              5.49              77             420              N/A            29.5%

                                            CLASS B

                                     Units                     Expense as a
                               Outstanding      Net Assets     % of Average
                Unit Value          (000s)          (000s)       Net Assets     Total Return
                ----------------------------------------------------------------------------
12/31/07        $     6.33              76      $      481            1.30%           -23.2%
12/31/06              8.24              69             569            1.30%            15.0%
12/31/05              7.17              56             401            1.30%             4.5%
12/31/04              6.86              42             285            1.30%             7.2%
12/31/03              6.40               4              24            1.30%            28.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           1.9%
12/31/06           1.6%
12/31/05           1.3%
12/31/04           0.7%
12/31/03           0.7%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                               Global Health Care

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of      Mutual Fund
                                          at Value       Investments           Shares
                                    --------------    --------------   --------------
Investments                         $    1,568,604    $    1,263,669           65,190
                                                      ==============   ==============
Receivables: investments sold                  -
Payables: investments redeemed                (153)
                                    --------------
Net assets                          $    1,568,451
                                    ==============

                                                               Units     Accumulation
                                        Net Assets       Outstanding       Unit Value
                                    --------------    --------------   --------------
Class A                             $    1,024,003           153,644   $         6.66
Class B                                    544,448            66,396             8.20
                                    --------------    --------------
  Total                             $    1,568,451           220,040
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $         -
  Mortality & expense charges                                              7,817
                                                                   -------------
  Net investment income (loss)                                            (7,817)
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                75,541
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   101,591
                                                                   -------------
  Net gain (loss)                                                        177,132
                                                                   -------------
Increase (decrease) in net assets from operations                  $     169,315
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                       ------------   --------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                       $     (7,817)  $       (7,341)
    Net realized gain (loss)                                 75,541           37,383
    Realized gain distributions                                 -                -
    Net change in unrealized appreciation
      (depreciation)                                        101,591           39,709
                                                       ------------   --------------
Increase (decrease) in net assets from operations           169,315           69,751
                                                       ------------   --------------
Contract owner transactions:
    Proceeds from units sold                                170,008          420,727
    Cost of units redeemed                                 (355,882)        (313,791)
    Account charges                                         (17,041)         (16,830)
                                                       ------------   --------------
    Increase (decrease)                                    (202,915)          90,106
                                                       ------------   --------------
Net increase (decrease)                                     (33,600)         159,857
Net assets, beginning                                     1,602,051        1,442,194
                                                       ------------   --------------
Net assets, ending                                     $  1,568,451   $    1,602,051
                                                       ============   ==============

Units sold                                                   25,808           68,997
Units redeemed                                              (54,693)         (55,985)
                                                       ------------   --------------
Net increase (decrease)                                     (28,885)          13,012
Units outstanding, beginning                                248,925          235,913
                                                       ------------   --------------
Units outstanding, ending                                   220,040          248,925
                                                       ============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $ 2,394,459
Cost of units redeemed                                                (1,287,099)
Account charges                                                          (76,006)
Net investment income (loss)                                             (22,902)
Net realized gain (loss)                                                 255,064
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     304,935
                                                                     -----------
                                                                     $ 1,568,451
                                                                     ===========

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                     Expense as a
                               Outstanding      Net Assets     % of Average
                Unit Value          (000s)          (000s)       Net Assets     Total Return
                ----------------------------------------------------------------------------
12/31/07        $     6.66             154     $     1,024              N/A            11.9%
12/31/06              5.96             168           1,001              N/A             5.3%
12/31/05              5.66             164             931              N/A             8.0%
12/31/04              5.24             177             927              N/A             9.4%
12/31/03              4.79             190             909              N/A            27.4%

                                            CLASS B

                                     Units                     Expense as a
                               Outstanding      Net Assets     % of Average
                Unit Value          (000s)          (000s)       Net Assets     Total Return
                ----------------------------------------------------------------------------
12/31/07        $     8.20              66      $      544            1.30%            10.4%
12/31/06              7.43              81             601            1.30%             3.9%
12/31/05              7.15              71             511            1.30%             6.7%
12/31/04              6.70              47             313            1.30%             6.5%
12/31/03              6.29              10              64            1.30%            25.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           0.0%
12/31/06           0.0%
12/31/05           0.0%
12/31/04           0.0%
12/31/03           0.0%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                                    Utilities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments            Cost of        Mutual Fund
                                            at Value        Investments             Shares
                                      --------------     --------------     --------------
Investments                           $    5,841,378     $    5,002,024            243,558
                                                         ==============     ==============
Receivables: investments sold                    -
Payables: investments redeemed                (4,605)
                                      --------------
Net assets                            $    5,836,773
                                      ==============

                                                                  Units       Accumulation
                                          Net Assets        Outstanding         Unit Value
                                      --------------     --------------     --------------
Class A                               $    1,651,571            179,058     $         9.22
Class B                                    4,185,202            347,966              12.03
                                      --------------     --------------
  Total                               $    5,836,773            527,024
                                      ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $     106,091
  Mortality & expense charges                                             51,504
                                                                   -------------
  Net investment income (loss)                                            54,587
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                               637,331
  Realized gain distributions                                            274,977
  Net change in unrealized appreciation (depreciation)                    (5,417)
                                                                   -------------
  Net gain (loss)                                                        906,891
                                                                   -------------
Increase (decrease) in net assets from operations                  $     961,478
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended       Year ended
                                                      12/31/2007       12/31/2006
                                                    ------------   --------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                    $     54,587   $      115,200
    Net realized gain (loss)                             637,331          415,893
    Realized gain distributions                          274,977           94,122
    Net change in unrealized appreciation
      (depreciation)                                      (5,417)         315,720
                                                    ------------   --------------
Increase (decrease) in net assets from operations        961,478          940,935
                                                    ------------   --------------
Contract owner transactions:
    Proceeds from units sold                           2,411,838        1,453,023
    Cost of units redeemed                            (2,360,090)      (1,512,022)
    Account charges                                      (48,063)         (40,016)
                                                    ------------   --------------
    Increase (decrease)                                    3,685          (99,015)
                                                    ------------   --------------
Net increase (decrease)                                  965,163          841,920
Net assets, beginning                                  4,871,610        4,029,690
                                                    ------------   --------------
Net assets, ending                                  $  5,836,773   $    4,871,610
                                                    ============   ==============
Units sold                                               245,412          185,892
Units redeemed                                          (246,728)        (211,897)
                                                    ------------   --------------
Net increase (decrease)                                   (1,316)         (26,005)
Units outstanding, beginning                             528,340          554,345
                                                    ------------   --------------
Units outstanding, ending                                527,024          528,340
                                                    ============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  8,759,725
Cost of units redeemed                                                (5,682,375)
Account charges                                                         (153,403)
Net investment income (loss)                                             300,558
Net realized gain (loss)                                               1,403,815
Realized gain distributions                                              369,099
Net change in unrealized appreciation (depreciation)                     839,354
                                                                    ------------
                                                                    $  5,836,773
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                     Expense as a
                               Outstanding      Net Assets     % of Average
                Unit Value          (000s)          (000s)       Net Assets     Total Return
                ----------------------------------------------------------------------------
12/31/07        $     9.22             179     $     1,652              N/A            20.6%
12/31/06              7.65             189           1,448              N/A            25.5%
12/31/05              6.09             238           1,452              N/A            16.7%
12/31/04              5.22             193           1,008              N/A            28.3%
12/31/03              4.07             194             790              N/A            17.6%

                                            CLASS B

                                     Units                     Expense as a
                               Outstanding      Net Assets     % of Average
                Unit Value          (000s)          (000s)       Net Assets     Total Return
                ----------------------------------------------------------------------------
12/31/07        $    12.03             348     $     4,185            1.30%            19.1%
12/31/06             10.10             339           3,424            1.30%            23.8%
12/31/05              8.16             316           2,577            1.30%            15.4%
12/31/04              7.07             208           1,470            1.30%            21.7%
12/31/03              5.81             169             980            1.30%            16.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           2.0%
12/31/06           3.4%
12/31/05           3.1%
12/31/04           2.4%
12/31/03           2.7%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                             Real Estate Opportunity

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments            Cost of        Mutual Fund
                                            at Value        Investments             Shares
                                      --------------     --------------     --------------
Investments                           $    5,986,223     $    7,136,803            273,831
                                                         ==============     ==============
Receivables: investments sold                  6,199
Payables: investments redeemed                (1,060)
                                      --------------
Net assets                            $    5,991,362
                                      ==============

                                                                  Units       Accumulation
                                          Net Assets        Outstanding         Unit Value
                                      --------------     --------------     --------------
Class A                               $    2,056,111            132,211     $        15.55
Class B                                    3,935,251            287,844              13.67
                                      --------------     --------------
  Total                               $    5,991,362            420,055
                                      ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                   $    374,241
  Mortality & expense charges                                             58,903
                                                                    ------------
  Net investment income (loss)                                           315,338
                                                                    ------------
Gain (loss) on investments:
  Net realized gain (loss)                                               861,941
  Realized gain distributions                                            893,228
  Net change in unrealized appreciation (depreciation)                (2,556,037)
                                                                    ------------
  Net gain (loss)                                                       (800,868)
                                                                    ------------
Increase (decrease) in net assets from operations                   $   (485,530)
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended        Year ended
                                                         12/31/2007        12/31/2006
                                                       ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $    315,338    $       31,428
   Net realized gain (loss)                                 861,941           406,388
   Realized gain distributions                              893,228           213,208
   Net change in unrealized appreciation
     (depreciation)                                      (2,556,037)          946,028
                                                       ------------    --------------
Increase (decrease) in net assets from operations          (485,530)        1,597,052
                                                       ------------    --------------
Contract owner transactions:
   Proceeds from units sold                               3,000,563         3,715,714
   Cost of units redeemed                                (3,137,064)       (1,522,182)
   Account charges                                          (59,571)          (40,408)
                                                       ------------    --------------
   Increase (decrease)                                     (196,072)        2,153,124
                                                       ------------    --------------
Net increase (decrease)                                    (681,602)        3,750,176
Net assets, beginning                                     6,672,964         2,922,788
                                                       ------------    --------------
Net assets, ending                                     $  5,991,362    $    6,672,964
                                                       ============    ==============
Units sold                                                  199,679           294,877
Units redeemed                                             (214,161)         (125,895)
                                                       ------------    --------------
Net increase (decrease)                                     (14,482)          168,982
Units outstanding, beginning                                434,537           265,555
                                                       ------------    --------------
Units outstanding, ending                                   420,055           434,537
                                                       ============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 10,635,137
Cost of units redeemed                                                (6,678,997)
Account charges                                                         (154,833)
Net investment income (loss)                                             414,206
Net realized gain (loss)                                               1,717,564
Realized gain distributions                                            1,208,865
Net change in unrealized appreciation (depreciation)                  (1,150,580)
                                                                    ------------
                                                                    $  5,991,362
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                     Expense as a
                               Outstanding      Net Assets     % of Average
                Unit Value          (000s)          (000s)       Net Assets     Total Return
                ----------------------------------------------------------------------------
12/31/07        $    15.55             132     $     2,056              N/A            -5.5%
12/31/06             16.46             167           2,754              N/A            42.5%
12/31/05             11.55             139           1,601              N/A            14.2%
12/31/04             10.11             128           1,293              N/A            38.9%
12/31/03              7.28             143           1,042              N/A            38.1%

                                            CLASS B

                                     Units                     Expense as a
                               Outstanding      Net Assets     % of Average
                Unit Value          (000s)          (000s)       Net Assets     Total Return
                ----------------------------------------------------------------------------
12/31/07        $    13.67             288     $     3,933            1.30%            -6.8%
12/31/06             14.66             267           3,919            1.30%            40.7%
12/31/05             10.42             127           1,322            1.30%            12.8%
12/31/04              9.24              44             409            1.30%            35.3%
12/31/03              6.83              14              99            1.30%            36.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           5.9%
12/31/06           1.3%
12/31/05           1.1%
12/31/04           0.9%
12/31/03           3.1%

               AUL American Individual Variable Annuity Unit Trust
                                       AIM
                                   High Yield

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments            Cost of        Mutual Fund
                                            at Value        Investments             Shares
                                      --------------     --------------     --------------
Investments                           $   14,041,478     $   15,135,884          2,460,141
                                                         ==============     ==============
Receivables: investments sold                 79,776
Payables: investments redeemed                   -
                                      --------------
Net assets                            $   14,121,254
                                      ==============

                                                                  Units       Accumulation
                                          Net Assets        Outstanding         Unit Value
                                      --------------     --------------     --------------
Class A                               $      864,958            138,199     $         6.26
Class B                                   13,256,296          2,221,603               5.97
                                      --------------     --------------
   Total                              $   14,121,254          2,359,802
                                      ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $   1,022,620
  Mortality & expense charges                                            148,457
                                                                   -------------
  Net investment income (loss)                                           874,163
                                                                   -------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 2,037
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (976,431)
                                                                   -------------
  Net gain (loss)                                                       (974,394)
                                                                   -------------
Increase (decrease) in net assets from operations                  $    (100,231)
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended       Year ended
                                                      12/31/2007       12/31/2006
                                                    ------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    874,163   $      748,747
   Net realized gain (loss)                                2,037            5,451
   Realized gain distributions                               -                -
   Net change in unrealized appreciation
     (depreciation)                                     (976,431)         (74,896)
                                                    ------------   --------------
Increase (decrease) in net assets from operations       (100,231)         679,302
                                                    ------------   --------------
Contract owner transactions:
   Proceeds from units sold                            6,050,158        8,532,459
   Cost of units redeemed                             (1,568,723)        (535,776)
   Account charges                                      (111,480)         (45,045)
                                                    ------------   --------------
   Increase (decrease)                                 4,369,955        7,951,638
                                                    ------------   --------------
Net increase (decrease)                                4,269,724        8,630,940
Net assets, beginning                                  9,851,530        1,220,590
                                                    ------------   --------------
Net assets, ending                                  $ 14,121,254   $    9,851,530
                                                    ============   ==============

Units sold                                             1,023,303        1,530,270
Units redeemed                                          (308,181)        (106,771)
                                                    ------------   --------------
Net increase (decrease)                                  715,122        1,423,499
Units outstanding, beginning                           1,644,680          221,181
                                                    ------------   --------------
Units outstanding, ending                              2,359,802        1,644,680
                                                    ============   ==============


--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 19,847,892
Cost of units redeemed                                                (6,447,527)
Account charges                                                         (185,433)
Net investment income (loss)                                           1,934,924
Net realized gain (loss)                                                  65,803
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                  (1,094,405)
                                                                    ------------
                                                                    $ 14,121,254
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                     Expense as a
                               Outstanding      Net Assets     % of Average
                Unit Value          (000s)          (000s)       Net Assets     Total Return
                ----------------------------------------------------------------------------
12/31/07        $     6.26             138     $       865              N/A           1.2%
12/31/06              6.18             143             883              N/A          10.8%
12/31/05              5.58             103             575              N/A           2.8%
12/31/04              5.43             108             584              N/A           8.6%
04/29/04              5.00             114             570              N/A           0.0%

                                            CLASS B

                                     Units                     Expense as a
                               Outstanding      Net Assets     % of Average
                Unit Value          (000s)          (000s)       Net Assets     Total Return
                ----------------------------------------------------------------------------
12/31/07        $     5.97           2,219     $    13,241            1.30%          -0.1%
12/31/06              5.97           1,502           8,968            1.30%           9.4%
12/31/05              5.46             118             645            1.30%           1.3%
12/31/04              5.39              79             426            1.30%           7.8%
04/29/04              5.00              75             377            1.30%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           8.5%
12/31/06          14.5%
12/31/05           9.2%
12/31/04          16.1%

NC
               AUL American Individual Variable Annuity Unit Trust
                                Neuberger Berman
                          AMT Small Cap Growth Class S

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $      925,489    $      889,972            63,830
Receivables: investments sold                    75    ==============    ==============
Payables: investments redeemed                  (25)
                                     --------------
Net assets                           $      925,539
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $      206,879            26,946    $         7.68
Class B                                     718,660            99,461              7.23
                                     --------------    --------------
  Total                              $      925,539           126,407
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             11,479
                                                                  --------------
  Net investment income (loss)                                           (11,479)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                66,134
  Realized gain distributions                                              7,199
  Net change in unrealized appreciation (depreciation)                   (48,492)
                                                                  --------------
  Net gain (loss)                                                         24,841
                                                                  --------------
Increase (decrease) in net assets from operations                 $       13,362
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2007         12/31/2006
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                              $    (11,479)      $    (11,949)
    Net realized gain (loss)                                        66,134              9,957
    Realized gain distributions                                      7,199             30,912
    Net change in unrealized appreciation (depreciation)           (48,492)            14,415
                                                              ------------       ------------
Increase (decrease) in net assets from operations                   13,362             43,335
                                                              ------------       ------------

Contract owner transactions:
    Proceeds from units sold                                       106,278            292,699
    Cost of units redeemed                                        (427,382)          (145,682)
    Account charges                                                 (6,721)            (7,388)
                                                              ------------       ------------
    Increase (decrease)                                           (327,825)           139,629
                                                              ------------       ------------
Net increase (decrease)                                           (314,463)           182,964
Net assets, beginning                                            1,240,002          1,057,038
                                                              ------------       ------------
Net assets, ending                                            $    925,539       $  1,240,002
                                                              ============       ============

Units sold                                                          14,692             42,799
Units redeemed                                                     (56,904)           (23,895)
                                                              ------------       ------------
Net increase (decrease)                                            (42,212)            18,904
Units outstanding, beginning                                       168,619            149,715
                                                              ------------       ------------
Units outstanding, ending                                          126,407            168,619
                                                              ============       ============


--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,410,930
Cost of units redeemed                                                (3,663,159)
Account charges                                                          (38,577)
Net investment income (loss)                                             (56,573)
Net realized gain (loss)                                                 189,383
Realized gain distributions                                               48,018
Net change in unrealized appreciation (depreciation)                      35,517
                                                                    ------------
                                                                    $    925,539
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     7.68               27      $      207               N/A              0.5%
12/31/06               7.64               34             257               N/A              5.2%
12/31/05               7.26               31             222               N/A              3.0%
12/31/04               7.05               37             262               N/A             11.9%
12/31/03               6.30                7              45               N/A             26.0%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     7.23               99      $      719             1.30%             -0.8%
12/31/06               7.28              135             983             1.30%              3.9%
12/31/05               7.01              119             835             1.30%              1.6%
12/31/04               6.90              289           1,992             1.30%             10.4%
12/31/03               6.25               21             133             1.30%             25.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.4%
12/31/04          0.0%
12/31/03          0.1%

               AUL American Individual Variable Annuity Unit Trust
                                Neuberger Berman
                                   AMT Regency

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $    2,603,448    $    2,687,016           164,073
Receivables: investments sold                62,525    ==============    ==============
Payables: investments redeemed                   (2)
                                     --------------
Net assets                           $    2,665,971
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $      712,610            69,051    $        10.32
Class B                                   1,953,361           200,316              9.75
                                     --------------    --------------
  Total                              $    2,665,971           269,367
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $       12,798
  Mortality & expense charges                                             79,789
                                                                  --------------
  Net investment income (loss)                                           (66,991)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                             1,530,317
  Realized gain distributions                                             76,904
  Net change in unrealized appreciation (depreciation)                  (530,686)
                                                                  --------------
  Net gain (loss)                                                      1,076,535
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,009,544
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2007         12/31/2006
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                              $    (66,991)      $    (91,696)
    Net realized gain (loss)                                     1,530,317            572,115
    Realized gain distributions                                     76,904            567,269
    Net change in unrealized appreciation (depreciation)          (530,686)          (276,952)
                                                              ------------       ------------
Increase (decrease) in net assets from operations                1,009,544            770,736
                                                              ------------       ------------
Contract owner transactions:
    Proceeds from units sold                                     2,558,872          6,506,837
    Cost of units redeemed                                     (12,137,493)        (8,233,946)
    Account charges                                                (64,947)          (112,574)
                                                              ------------       ------------
    Increase (decrease)                                         (9,643,568)        (1,839,683)
                                                              ------------       ------------
Net increase (decrease)                                         (8,634,024)        (1,068,947)
Net assets, beginning                                           11,299,995         12,368,942
                                                              ------------       ------------
Net assets, ending                                            $  2,665,971       $ 11,299,995
                                                              ============       ============
Units sold                                                         265,142            731,797
Units redeemed                                                  (1,168,966)          (971,283)
                                                              ------------       ------------
Net increase (decrease)                                           (903,824)          (239,486)
Units outstanding, beginning                                     1,173,191          1,412,677
                                                              ------------       ------------
Units outstanding, ending                                          269,367          1,173,191
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 21,741,436
Cost of units redeemed                                               (21,910,133)
Account charges                                                         (262,041)
Net investment income (loss)                                            (244,819)
Net realized gain (loss)                                               2,149,408
Realized gain distributions                                            1,275,690
Net change in unrealized appreciation (depreciation)                     (83,570)
                                                                    ------------
                                                                    $  2,665,971
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $    10.32               69      $      713               N/A              3.3%
12/31/06               9.99              187           1,868               N/A             11.1%
12/31/05               8.99              209           1,878               N/A             12.1%
12/31/04               8.02               50             403               N/A             22.3%
12/31/03               6.56                2              12               N/A             31.2%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     9.75              200      $    1,953             1.30%              2.0%
12/31/06               9.56              986           9,432             1.30%              9.7%
12/31/05               8.72            1,203          10,491             1.30%             10.7%
12/31/04               7.88              350           2,761             1.30%             24.3%
12/31/03               6.34              -               -               0.00%             26.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          0.2%
12/31/06          0.3%
12/31/05          0.1%
12/31/04          0.0%
12/31/03          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                Neuberger Berman
                              Limited Maturity Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $   48,893,697    $   48,239,643         3,777,585
Receivables: investments sold               234,081    ==============    ==============
Payables: investments redeemed                  -
                                     --------------
Net assets                           $   49,127,778
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $    1,518,539           269,409    $         5.64
Class B                                  47,609,239         8,974,984              5.30
                                     --------------    --------------
  Total                              $   49,127,778         9,244,393
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $    1,265,126
  Mortality & expense charges                                            627,091
                                                                  --------------
  Net investment income (loss)                                           638,035
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               163,492
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   839,224
                                                                  --------------
  Net gain (loss)                                                      1,002,716
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,640,751
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2007         12/31/2006
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                              $    638,035       $    925,603
    Net realized gain (loss)                                       163,492           (195,042)
    Realized gain distributions                                        -                  -
    Net change in unrealized appreciation (depreciation)           839,224            464,536
                                                              ------------       ------------
Increase (decrease) in net assets from operations                1,640,751          1,195,097
                                                              ------------       ------------
Contract owner transactions:
    Proceeds from units sold                                    22,625,622         27,073,600
    Cost of units redeemed                                     (24,566,529)        (9,926,656)
    Account charges                                               (451,106)          (380,009)
                                                              ------------       ------------
    Increase (decrease)                                         (2,392,013)        16,766,935
                                                              ------------       ------------
Net increase (decrease)                                           (751,262)        17,962,032
Net assets, beginning                                           49,879,040         31,917,008
                                                              ------------       ------------
Net assets, ending                                            $ 49,127,778       $ 49,879,040
                                                              ============       ============
Units sold                                                       4,505,059          5,472,767
Units redeemed                                                  (4,967,475)        (2,156,570)
                                                              ------------       ------------
Net increase (decrease)                                           (462,416)         3,316,197
Units outstanding, beginning                                     9,706,809          6,390,612
                                                              ------------       ------------
Units outstanding, ending                                        9,244,393          9,706,809
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 84,445,708
Cost of units redeemed                                               (37,187,073)
Account charges                                                       (1,022,006)
Net investment income (loss)                                           2,285,945
Net realized gain (loss)                                                 (48,850)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     654,054
                                                                    ------------
                                                                    $ 49,127,778
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     5.64              269      $    1,519               N/A              4.8%
12/31/06               5.38              344           1,853               N/A              4.3%
12/31/05               5.16              265           1,367               N/A              1.4%
12/31/04               5.09              137             697               N/A              0.8%
12/31/03               5.05                1               7               N/A              1.0%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     5.30            8,975      $   47,609             1.30%              3.4%
12/31/06               5.13            9,362          48,026             1.30%              2.8%
12/31/05               4.99            6,122          30,550             1.30%              0.2%
12/31/04               4.98            1,472           7,331             1.30%             -0.6%
12/31/03               5.01                3              16             1.30%              0.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          2.6%
12/31/06          3.5%
12/31/05          3.2%
12/31/04          7.1%
12/31/03          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Dreyfys
                                VIF Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $      382,746    $      342,456             8,584
Receivables: investments sold                 8,053    ==============    ==============
Payables: investments redeemed                  (34)
                                     --------------
Net assets                           $      390,765
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $      100,928            15,012    $         6.72
Class B                                     289,837            45,172              6.42
                                     --------------    --------------
  Total                              $      390,765            60,184
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                $        4,568
  Mortality & expense charges                                             3,583
                                                                 --------------
  Net investment income (loss)                                              985
                                                                 --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                6,047
  Realized gain distributions                                               -
  Net change in unrealized appreciation (depreciation)                   10,877
                                                                 --------------
  Net gain (loss)                                                        16,924
                                                                 --------------
Increase (decrease) in net assets from operations                $       17,909
                                                                 ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2007         12/31/2006
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                              $        985       $       (394)
    Net realized gain (loss)                                         6,047              1,777
    Realized gain distributions                                        -                  -
    Net change in unrealized appreciation (depreciation)            10,877             26,954
                                                              ------------       ------------
Increase (decrease) in net assets from operations                   17,909             28,337
                                                              ------------       ------------
Contract owner transactions:
    Proceeds from units sold                                        57,876            250,418
    Cost of units redeemed                                         (40,355)           (43,923)
    Account charges                                                 (2,127)            (1,216)
                                                              ------------       ------------
    Increase (decrease)                                             15,394            205,279
                                                              ------------       ------------
Net increase (decrease)                                             33,303            233,616
Net assets, beginning                                              357,462            123,846
                                                              ------------       ------------
Net assets, ending                                            $    390,765       $    357,462
                                                              ============       ============
Units sold                                                           8,724             43,347
Units redeemed                                                      (6,907)            (8,262)
                                                              ------------       ------------
Net increase (decrease)                                              1,817             35,085
Units outstanding, beginning                                        58,367             23,282
                                                              ------------       ------------
Units outstanding, ending                                           60,184             58,367
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    494,212
Cost of units redeemed                                                  (149,939)
Account charges                                                           (4,075)
Net investment income (loss)                                                 483
Net realized gain (loss)                                                   9,794
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      40,290
                                                                    ------------
                                                                    $    390,765
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     6.72               15      $      101               N/A              6.9%
12/31/06               6.29               11              71               N/A             16.1%
12/31/05               5.42                3              18               N/A              4.2%
12/31/04               5.20                0               1               N/A              4.0%
05/28/04               5.00               -              -                 N/A              0.0%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     6.42               45      $      290             1.30%              5.5%
12/31/06               6.08               47             286             1.30%             14.8%
12/31/05               5.30               20             106             1.30%              2.7%
12/31/04               5.16               13              68             1.30%              3.2%
05/28/04               5.00              -               -               0.00%              0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          1.2%
12/31/06          0.6%
12/31/05          0.0%
12/31/04          1.4%

               AUL American Individual Variable Annuity Unit Trust
                                     Dreyfys
                                Technology Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $      254,030    $      232,271            23,919
Receivables: investments sold                    28    ==============    ==============
Payables: investments redeemed                  (50)
                                     --------------
Net assets                           $      254,008
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $       70,876            11,172    $         6.34
Class B                                     183,132            30,287              6.05
                                     --------------    --------------
  Total                              $      254,008            41,459
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                              1,521
                                                                  --------------
  Net investment income (loss)                                            (1,521)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 7,629
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    14,421
                                                                  --------------
  Net gain (loss)                                                         22,050
                                                                  --------------
Increase (decrease) in net assets from operations                 $       20,529
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2007         12/31/2006
                                                              ------------       ------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                              $     (1,521)      $       (804)
    Net realized gain (loss)                                         7,629              2,585
    Realized gain distributions                                        -                  -
    Net change in unrealized appreciation (depreciation)            14,421              3,347
                                                              ------------       ------------
Increase (decrease) in net assets from operations                   20,529              5,128
                                                              ------------       ------------

Contract owner transactions:
    Proceeds from units sold                                       171,917             78,916
    Cost of units redeemed                                         (45,111)           (35,219)
    Account charges                                                 (1,235)              (706)
                                                              ------------       ------------
    Increase (decrease)                                            125,571             42,991
                                                              ------------       ------------
Net increase (decrease)                                            146,100             48,119
Net assets, beginning                                              107,908             59,789
                                                              ------------       ------------
Net assets, ending                                            $    254,008       $    107,908
                                                              ============       ============

Units sold                                                          31,105             18,024
Units redeemed                                                      (9,610)            (9,483)
                                                              ------------       ------------
Net increase (decrease)                                             21,495              8,541
Units outstanding, beginning                                        19,964             11,423
                                                              ------------       ------------
Units outstanding, ending                                           41,459             19,964
                                                              ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    310,419
Cost of units redeemed                                                   (83,318)
Account charges                                                           (2,246)
Net investment income (loss)                                              (2,717)
Net realized gain (loss)                                                  10,112
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      21,758
                                                                    ------------
                                                                    $    254,008
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     6.34               11      $       71               N/A             14.4%
12/31/06               5.54                5              30               N/A              4.0%
12/31/05               5.33                2              11               N/A              3.5%
12/31/04               5.15                0               2               N/A              3.0%
05/28/04               5.00              -               -                 N/A              0.0%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     6.05               30      $      183             1.30%             13.0%
12/31/06               5.35               14              78             1.30%              2.7%
12/31/05               5.21                9              49             1.30%              2.2%
12/31/04               5.10                2               8             1.30%              2.0%
05/28/04               5.00              -               -               0.00%              0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          0.0%
12/31/06          0.0%
12/31/05          0.0%
12/31/04          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
                                  VF Mid Cap Index

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                        Investments           Cost of       Mutual Fund
                                           at Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $   18,961,027    $   18,975,393         1,026,842
Receivables: investments sold               120,664    ==============    ==============
Payables: investments redeemed                   (1)
                                     --------------
Net assets                           $   19,081,690
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Class A                              $      986,843           137,813    $         7.16
Class B                                  18,094,847         2,616,306              6.92
                                     --------------    --------------
  Total                              $   19,081,690         2,754,119
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                $      152,435
  Mortality & expense charges                                           188,067
                                                                 --------------
  Net investment income (loss)                                          (35,632)
                                                                 --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               15,449
  Realized gain distributions                                         1,283,969
  Net change in unrealized appreciation (depreciation)               (1,038,830)
                                                                 --------------
  Net gain (loss)                                                       260,588
                                                                 --------------
Increase (decrease) in net assets from operations                $      224,956
                                                                 ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2007         12/31/2006
                                                             ------------       ------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                             $    (35,632)      $    (51,156)
    Net realized gain (loss)                                       15,449             12,510
    Realized gain distributions                                 1,283,969             36,993
    Net change in unrealized appreciation (depreciation)       (1,038,830)         1,000,567
                                                             ------------       ------------
Increase (decrease) in net assets from operations                 224,956            998,914
                                                             ------------       ------------
Contract owner transactions:
    Proceeds from units sold                                   10,205,726          9,793,193
    Cost of units redeemed                                     (1,827,959)          (613,057)
    Account charges                                              (131,900)           (44,120)
                                                             ------------       ------------
    Increase (decrease)                                         8,245,867          9,136,016
                                                             ------------       ------------
Net increase (decrease)                                         8,470,823         10,134,930
Net assets, beginning                                          10,610,867            475,937
                                                             ------------       ------------
Net assets, ending                                           $ 19,081,690       $ 10,610,867
                                                             ============       ============
Units sold                                                      1,465,367          1,636,702
Units redeemed                                                   (316,172)          (112,490)
                                                             ------------       ------------
Net increase (decrease)                                         1,149,195          1,524,212
Units outstanding, beginning                                    1,604,924             80,712
                                                             ------------       ------------
Units outstanding, ending                                       2,754,119          1,604,924
                                                             ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 20,455,713
Cost of units redeemed                                               (2,443,851)
Account charges                                                        (177,159)
Net investment income (loss)                                            (87,845)
Net realized gain (loss)                                                 28,237
Realized gain distributions                                           1,320,962
Net change in unrealized appreciation (depreciation)                    (14,367)
                                                                   ------------
                                                                   $ 19,081,690
                                                                   ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     7.16              138      $      987               N/A              6.1%
12/31/06               6.75              107             722               N/A             13.8%
12/31/05               5.93               27             161               N/A             18.6%
04/20/05               5.00              -               -                 N/A              0.0%

                                            CLASS B

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07         $     6.92            2,616      $   18,095             1.30%              4.8%
12/31/06               6.60            1,498           9,889             1.30%             12.3%
12/31/05               5.88               54             315             1.30%             17.6%
04/20/05               5.00              -               -               0.00%              0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07          1.0%
12/31/06          0.2%
12/31/05          0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
                             VF Small Company Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $   13,261,860    $   13,847,218           737,168
Receivables: investments sold              117,520    ==============    ==============
Payables: investments redeemed                  (1)
                                    --------------
Net assets                          $   13,379,379
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $      608,254            89,395    $         6.80
Class B                                 12,771,125         1,943,362              6.57
                                    --------------    --------------
  Total                             $   13,379,379         2,032,757
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                  $        3,493
  Mortality & expense charges                                              85,015
                                                                   --------------
  Net investment income (loss)                                            (81,522)
                                                                   --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (15,986)
  Realized gain distributions                                              61,661
  Net change in unrealized appreciation (depreciation)                   (599,087)
                                                                   --------------
  Net gain (loss)                                                        (553,412)
                                                                   --------------
Increase (decrease) in net assets from operations                  $     (634,934)
                                                                   ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2007     12/31/2006
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $    (81,522)  $     (2,605)
  Net realized gain (loss)                                      (15,986)        (9,323)
  Realized gain distributions                                    61,661         20,533
  Net change in unrealized appreciation
     (depreciation)                                            (599,087)        11,613
                                                           ------------   ------------
Increase (decrease) in net assets from operations              (634,934)        20,218
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                   14,286,902        735,156
  Cost of units redeemed                                       (852,241)      (215,538)
  Account charges                                               (59,870)        (3,316)
                                                           ------------   ------------
  Increase (decrease)                                        13,374,791        516,302
                                                           ------------   ------------
Net increase (decrease)                                      12,739,857        536,520
Net assets, beginning                                           639,522        103,002
                                                           ------------   ------------
Net assets, ending                                         $ 13,379,379   $    639,522
                                                           ============   ============
Units sold                                                    2,085,852        117,836
Units redeemed                                                 (152,153)       (36,180)
                                                           ------------   ------------
Net increase (decrease)                                       1,933,699         81,656
Units outstanding, beginning                                     99,058         17,402
                                                           ------------   ------------
Units outstanding, ending                                     2,032,757         99,058
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                $   15,129,331
Cost of units redeemed                                                      (1,073,946)
Account charges                                                                (63,391)
Net investment income (loss)                                                   (84,218)
Net realized gain (loss)                                                       (25,232)
Realized gain distributions                                                     82,194
Net change in unrealized appreciation (depreciation)                          (585,359)
                                                                        --------------
                                                                        $   13,379,379
                                                                        ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     6.80              89        $    608               N/A             3.8%
12/31/06              6.56              28             183               N/A            10.2%
12/31/05              5.95               7              40               N/A            19.0%
04/20/05              5.00             -               -                 N/A             0.0%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     6.57           1,943        $    12,771          1.30%             2.4%
12/31/06              6.42              71             457             1.30%             8.8%
12/31/05              5.90              11              63             1.30%            18.0%
04/20/05              5.00             -               -               0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              0.0%
12/31/06              0.2%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                    Vanguard
                           VF Total Bond Market Index

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    1,830,705    $    1,765,352           159,281
Receivables: investments sold                7,324    ==============    ==============
Payables: investments redeemed                  (3)
                                    --------------
Net assets                          $    1,838,026
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Class A                             $      431,251            76,118    $         5.67
Class B                                  1,406,775           257,086              5.47
                                    --------------    --------------
  Total                             $    1,838,025           333,204
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                       $       38,406
  Mortality & expense charges                                                   11,763
                                                                        --------------
  Net investment income (loss)                                                  26,643
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                       1,607
  Realized gain distributions                                                      -
  Net change in unrealized appreciation (depreciation)                          56,323
                                                                        --------------
  Net gain (loss)                                                               57,930
                                                                        --------------
Increase (decrease) in net assets from operations                       $       84,573
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2007     12/31/2006
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $     26,643   $     10,065
  Net realized gain (loss)                                        1,607         (1,812)
  Realized gain distributions                                       -              -
  Net change in unrealized appreciation
     (depreciation)                                              56,323          8,476
                                                           ------------   ------------
Increase (decrease) in net assets from operations                84,573         16,729
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                    1,348,185        647,930
  Cost of units redeemed                                       (266,576)       (81,978)
  Account charges                                               (11,647)        (4,256)
                                                           ------------   ------------
  Increase (decrease)                                         1,069,962        561,696
                                                           ------------   ------------
Net increase (decrease)                                       1,154,535        578,425
Net assets, beginning                                           683,491        105,066
                                                           ------------   ------------
Net assets, ending                                         $  1,838,026   $    683,491
                                                           ============   ============
Units sold                                                      256,596        126,905
Units redeemed                                                  (54,110)       (16,975)
                                                           ------------   ------------
Net increase (decrease)                                         202,486        109,930
Units outstanding, beginning                                    130,719         20,789
                                                           ------------   ------------
Units outstanding, ending                                       333,205        130,719
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                $    2,108,632
Cost of units redeemed                                                        (355,760)
Account charges                                                                (16,417)
Net investment income (loss)                                                    36,390
Net realized gain (loss)                                                          (168)
Realized gain distributions                                                        -
Net change in unrealized appreciation (depreciation)                            65,349
                                                                        --------------
                                                                        $    1,838,026
                                                                        ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $    5.67              76          $   431               N/A             7.0%
12/31/06             5.30              54              284               N/A             4.2%
12/31/05             5.08              10               49               N/A             1.6%
04/20/05             5.00             -                -                 N/A             0.0%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     5.47             257         $ 1,407             1.30%             5.6%
12/31/06              5.18              77             399             1.30%             3.0%
12/31/05              5.03              11              56             1.30%             0.6%
04/20/05              5.00             -               -               0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07              3.0%
12/31/06              3.2%
12/31/05              0.0%

               AUL American Individual Variable Annuity Unit Trust
                                     Timothy
                          Conservative Growth Variable

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments          Cost of      Mutual Fund
                                          at Value      Investments           Shares
                                    --------------   --------------   --------------
Investments                         $   31,552,693   $   30,146,977        2,441,473
Receivables: investments sold               90,944   ==============   ==============
Payables: investments redeemed              (6,224)
                                    --------------
Net assets                          $   31,637,413
                                    ==============

                                                              Units     Accumulation
                                        Net Assets      Outstanding       Unit Value
                                    --------------   --------------   --------------
Class A                             $      818,362          126,219   $         6.48
Class B                                 30,819,051        4,921,446             6.26
                                    --------------   --------------
  Total                             $   31,637,413        5,047,665
                                    ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                   $        -
  Mortality & expense charges                                            335,407
                                                                    ------------
  Net investment income (loss)                                          (335,407)
                                                                    ------------
Gain (loss) on investments:
  Net realized gain (loss)                                               482,751
  Realized gain distributions                                            567,105
  Net change in unrealized appreciation (depreciation)                 1,014,909
                                                                    ------------
  Net gain (loss)                                                      2,064,765
                                                                    ------------
Increase (decrease) in net assets from operations                   $  1,729,358
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended        Year ended
                                                              12/31/2007        12/31/2006
                                                            ------------      ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $   (335,407)     $    370,089
   Net realized gain (loss)                                      482,751            54,879
   Realized gain distributions                                   567,105           444,977
   Net change in unrealized appreciation (depreciation)        1,014,909           186,006
                                                            ------------      ------------
Increase (decrease) in net assets from operations              1,729,358         1,055,951
                                                            ------------      ------------
Contract owner transactions:
   Proceeds from units sold                                   14,853,123        13,135,081
   Cost of units redeemed                                     (4,859,347)         (922,097)
   Account charges                                              (197,877)         (100,282)
                                                            ------------      ------------
   Increase (decrease)                                         9,795,899        12,112,702
                                                            ------------      ------------
Net increase (decrease)                                       11,525,257        13,168,653
Net assets, beginning                                         20,112,156         6,943,503
                                                            ------------      ------------
Net assets, ending                                          $ 31,637,413      $ 20,112,156
                                                            ============      ============

Units sold                                                     2,460,602         2,361,338
Units redeemed                                                  (859,067)         (197,289)
                                                            ------------      ------------
Net increase (decrease)                                        1,601,535         2,164,049
Units outstanding, beginning                                   3,446,130         1,282,081
                                                            ------------      ------------
Units outstanding, ending                                      5,047,665         3,446,130
                                                            ============      ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  35,762,222
Cost of units redeemed                                                (6,789,044)
Account charges                                                         (322,287)
Net investment income (loss)                                              11,482
Net realized gain (loss)                                                 550,520
Realized gain distributions                                            1,018,805
Net change in unrealized appreciation (depreciation)                   1,405,715
                                                                   -------------
                                                                   $  31,637,413
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     6.48             126       $     818               N/A             8.7%
12/31/06              5.96              46             275               N/A             9.2%
12/31/05              5.46              30             163               N/A             9.2%
04/20/05              5.00             -               -                 N/A             0.0%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     6.26           4,921     $    30,819             1.30%             7.3%
12/31/06              5.83           3,400          19,837             1.30%             7.6%
12/31/05              5.42           1,251           6,780             1.30%             8.4%
04/20/05              5.00             -               -               0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           0.0%
12/31/06           4.0%
12/31/05           0.2%

               AUL American Individual Variable Annuity Unit Trust
                                     Timothy
                            Strategic Growth Variable

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of      Mutual Fund
                                         at Value       Investments           Shares
                                   --------------    --------------   --------------
Investments                        $   11,872,594    $   11,773,185          937,496
Receivables: investments sold             153,387    ==============   ==============
Payables: investments redeemed               (268)
                                   --------------
Net assets                         $   12,025,713
                                   ==============

                                                              Units    Accumulation
                                       Net Assets       Outstanding      Unit Value
                                   --------------    --------------   -------------
Class A                            $      658,258            95,981   $        6.86
Class B                                11,367,455         1,716,117            6.62
                                   --------------    --------------
  Total                            $   12,025,713         1,812,098
                                   --------------    --------------

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
  Dividend income                                                   $        -
  Mortality & expense charges                                             93,556
                                                                    ------------
  Net investment income (loss)                                           (93,556)
                                                                    ------------
Gain (loss) on investments:
  Net realized gain (loss)                                               276,835
  Realized gain distributions                                            406,822
  Net change in unrealized appreciation (depreciation)                     1,282
                                                                    ------------
  Net gain (loss)                                                        684,939
                                                                    ------------
Increase (decrease) in net assets from operations                   $    591,383
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2007         12/31/2006
                                                             ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $    (93,556)      $     82,917
   Net realized gain (loss)                                       276,835             13,803
   Realized gain distributions                                    406,822            245,875
   Net change in unrealized appreciation (depreciation)             1,282             32,529
                                                             ------------       ------------
Increase (decrease) in net assets from operations                 591,383            375,124
                                                             ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                     7,550,473          4,464,490
   Cost of units redeemed                                      (2,596,587)          (327,863)
   Account charges                                                (56,209)           (31,940)
                                                             ------------       ------------
   Increase (decrease)                                          4,897,677          4,104,687
                                                             ------------       ------------
Net increase (decrease)                                         5,489,060          4,479,811
Net assets, beginning                                           6,536,653          2,056,842
                                                             ------------       ------------
Net assets, ending                                           $ 12,025,713       $  6,536,653
                                                             ============       ============

Units sold                                                      1,181,085            769,557
Units redeemed                                                   (436,903)           (65,734)
                                                             ------------       ------------
Net increase (decrease)                                           744,182            703,823
Units outstanding, beginning                                    1,067,916            364,093
                                                             ------------       ------------
Units outstanding, ending                                       1,812,098          1,067,916
                                                             ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  14,061,005
Cost of units redeemed                                                (3,005,864)
Account charges                                                          (95,981)
Net investment income (loss)                                             (12,874)
Net realized gain (loss)                                                 292,876
Realized gain distributions                                              687,141
Net change in unrealized appreciation (depreciation)                      99,410
                                                                   -------------
                                                                   $  12,025,713
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            CLASS A

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     6.86              96       $     658               N/A            10.1%
12/31/06              6.23             219           1,366               N/A             9.8%
12/31/05              5.67             213           1,207               N/A            13.4%
04/20/05              5.00             -               -                 N/A             0.0%

                                            CLASS B

                                     Units                      Expense as a
                               Outstanding      Net Assets      % of Average
                Unit Value          (000s)          (000s)        Net Assets     Total Return
                -----------------------------------------------------------------------------
12/31/07        $     6.62           1,716      $   11,367             1.30%             8.7%
12/31/06              6.09             849           5,171             1.30%             8.4%
12/31/05              5.62             151             850             1.30%            12.4%
04/20/05              5.00             -               -               0.00%             0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/07           0.0%
12/31/06           2.8%
12/31/05           0.0%

                  AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:


-------------------------------------------------------------------------------
OneAmerica Funds, Inc                          OneAmerica Funds
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund      Fidelity
-------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.     American Century
-------------------------------------------------------------------------------
Alger American Fund                            Alger
-------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc               T. Rowe Price
-------------------------------------------------------------------------------
T. Rowe Price Fixed Income Series, Inc.        T. Rowe Price
-------------------------------------------------------------------------------
Janus Aspen Series                             Janus
-------------------------------------------------------------------------------
Pioneer Variable Contracts Trust               Pioneer
-------------------------------------------------------------------------------
Old Mutual Insurance Series Funds              Old Mutual
-------------------------------------------------------------------------------
AIM Variable Insurance Funds                   AIM
-------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust     Neuberger Berman
-------------------------------------------------------------------------------
Calvert Variable Series, Inc.                  Calvert
-------------------------------------------------------------------------------
Dreyfus Variable Investment Portfolio, Inc.    Dreyfus
-------------------------------------------------------------------------------
Dreyfus Variable Investment Fund               Dreyfus
-------------------------------------------------------------------------------
Vanguard Variable Insurance Funds              Vanguard
-------------------------------------------------------------------------------
Timothy Plan Portfolio Variable Series         Timothy
-------------------------------------------------------------------------------

This annual report includes information related to investment subaccounts for which there has been no investing or income and expense transactions through December 31, 2007 or for which investment income and expense transactions commenced at various dates during 2007 and prior years.

For periods prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for contractual expense rates.

This information is unaudited and therefore not covered by the Report of Independent Registered Public Accounting Firm appearing on page 2.


Accumulation Units and Unit Value Classes

In the Statement of Net Assets the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively. Based upon the contract issued the Variable Account issues two classes of accumulation units. The table below illustrates the class of units issued by contract

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.    Organization and Summary of Significant Accounting Policies (continued)

-----------------------------------------------
       CLASS A                   CLASS B
-----------------------------------------------
Select Point Variable       Star Point Variable
       Annuity                   Annuity
-----------------------------------------------
Direct Point Variable        Voyage Variable
       Annuity                   Annuity
-----------------------------------------------

Security Valuation, Transactions and Related Income

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date.


Related Party Transactions

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc., a mutual fund offered within the Variable Account. The OneAmerica Funds, Inc. is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) Portfolios. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:



         Value                  0.50%     Investment Grade Bond      0.50%
         Money Market           0.40%     Asset Director             0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual fund.


Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of commencement of operations to the end of the applicable year.


2. Account Charges

                                     Class A

No Withdrawal Charge Contract (DirectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.


Withdrawal Charge Contract (SelectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges ranges from 1.10% to 1.25% per year, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5)
withdrawal charges ranging from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free out provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.


Account Charges

With respect to individual variable annuity policies funded by the Variable Account, total account charges during the periods ended December 31, 2007 and December 31, 2006 were $8,569,213 and $7,091,714, respectively

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

2. Account Charges (continued)

                                     Class B

Withdrawal Charge Contract (Star Point and Voyager): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality,
(2) mortality and expense risk charges of 1.15% per year, (3) an annual contract fee of up to $50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No charge is currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen. The mortality and expense risk (item 2 above) and administrative fees (item 4 above) incurred during the periods ended December 31, 2007 and during the period ended December 31, 2006 were $8,947,045 and $6,364,289, respectively.


3. New Accounting Standards

Financial  Accounting  Standards Board Statement  Interpretation  No. 48

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2007 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Variable Account.


Financial Accounting Standards Board Statement on Financial Accounting Standards No.157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No.157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally

              AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. New Accounting Standards (continued)

accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair measurements. Effective January 1, 2008, the Variable Account adopted SFAS No. 157. Adoption of SFAS No. 157 did not impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.












ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007, 2006 AND 2005

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the "Company") at December 31, 2007 and December 31, 2006, and the results of their operations and their cash flows for the years then ended December 31, 2007, December 31, 2006 and December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Indianapolis, Indiana
March 24, 2008

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                   2007       (in millions)        2006
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
   Fixed maturities - available for sale, at fair value:
      (amortized cost: 2007 - $7,290.7; 2006 - $6,779.9)                 $ 7,369.3                       $ 6,801.5
   Equity securities at fair value:
      (cost: 2007 - $35.5; 2006 - $37.0)                                      47.8                            49.3
   Mortgage loans                                                          1,394.6                         1,351.3
   Real estate, net                                                           45.5                            34.9
   Policy loans                                                              225.3                           179.0
   Short-term and other invested assets                                        9.8                            22.1
   Cash and cash equivalents                                                 152.7                           165.5
------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS                                                    9,245.0                         8,603.6
Accrued investment income                                                    101.5                            96.6
Reinsurance receivables                                                    2,017.1                         1,991.0
Deferred acquisition costs                                                   647.9                           600.6
Value of business acquired                                                   105.6                           114.6
Property and equipment, net                                                   61.6                            67.1
Insurance premiums in course of collection                                    21.6                            26.5
Other assets                                                                  87.6                           106.5
Assets held in separate accounts                                           7,633.1                         6,884.8
------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                       $19,921.0                       $18,491.3
==================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
   Policy reserves                                                       $ 9,819.5                       $ 9,298.5
   Other policyholder funds                                                  205.5                           212.4
   Pending policyholder claims                                               245.6                           264.1
   Surplus notes and notes payable                                           275.0                           275.0
   Other liabilities and accrued expenses                                    354.0                           253.1
   Deferred gain on indemnity reinsurance                                     67.5                            80.7
   Liabilities related to separate accounts                                7,633.1                         6,884.8
------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                   18,600.2                        17,268.6
==================================================================================================================
SHAREHOLDER'S EQUITY
   Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                            -                               -
   Retained earnings                                                       1,278.0                         1,201.8
   Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                       54.5                            20.9
      Benefit plans, net of tax                                              (11.7)                              -
------------------------------------------------------------------------------------------------------------------
      TOTAL SHAREHOLDER'S EQUITY                                           1,320.8                         1,222.7
------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                         $19,921.0                       $18,491.3
==================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                               Year ended December 31
(in millions)                                                        2007               2006               2005
---------------------------------------------------------------------------------------------------------------
REVENUES:
   Insurance premiums and other considerations                   $  344.4           $  406.4           $  445.6
   Policy and contract charges                                      190.4              173.9              142.0
   Net investment income                                            534.3              522.6              451.9
   Realized investment losses, net                                   (2.7)              (5.3)              (3.5)
   Other income                                                      37.4               28.8               28.2
---------------------------------------------------------------------------------------------------------------
      TOTAL REVENUES                                              1,103.8            1,126.4            1,064.2
===============================================================================================================
BENEFITS AND EXPENSES:
   Policy benefits                                                  355.3              399.4              406.3
   Interest expense on annuities and financial products             238.6              235.6              188.6
   General operating expenses                                       190.9              193.3              189.2
   Commissions                                                       66.1               73.1               66.1
   Amortization                                                      85.2               84.9               79.9
   Dividends to policyholders                                        27.4               27.0               27.1
   Interest expense on surplus notes and notes payable               19.8               19.8               19.8
---------------------------------------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                                   983.3            1,033.1              977.0
===============================================================================================================
Income before income tax expense                                    120.5               93.3               87.2
Income tax expense                                                   32.4               25.6               25.1
---------------------------------------------------------------------------------------------------------------
      NET INCOME                                                 $   88.1           $   67.7           $   62.1
===============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                                    ACCUMULATED OTHER
                                                                               COMPREHENSIVE INCOME (LOSS)
                                                                               ---------------------------
                                                                               UNREALIZED
                                                                              APPRECIATION         BENEFIT
                                                 COMMON       RETAINED       OF SECURITIES,         PLANS,
(in millions)                                     STOCK       EARNINGS         NET OF TAX         NET OF TAX         TOTAL
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2004                        $-         $1,064.9            $127.4            $(10.0)        $1,182.3
Comprehensive income:
   Net income                                       -             62.1                 -                 -             62.1
   Other comprehensive income (loss)                -                -             (59.2)              9.6            (49.6)
                                                                                                                   --------
Total comprehensive income                                                                                             12.5
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2005                         -          1,127.0              68.2              (0.4)         1,194.8
Comprehensive income:
   Net income                                       -             67.7                 -                 -             67.7
   Other comprehensive income (loss)                -                -             (47.3)              0.4            (46.9)
                                                                                                                   --------
Total comprehensive income                                                                                             20.8
Cumulative effect adjustment
    from adoption of SAB No. 108                    -              7.1                 -                 -              7.1
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                         -          1,201.8              20.9              (0.0)         1,222.7
Comprehensive income:
   Net income                                       -             88.1                 -                 -             88.1
   Other comprehensive income                       -                -              33.6                 -             33.6
                                                                                                                   --------
Total comprehensive income                                                                                            121.7
Cumulative effect adjustments;
   Adoption of SOP 05-1, net of tax                 -            (11.5)                -                 -            (11.5)
   Adoption of SFAS No. 158, net of tax             -             (0.4)                -             (11.7)           (12.1)
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                        $-         $1,278.0            $ 54.5            $(11.7)        $1,320.8
===========================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                          Year ended December 31
(in millions)                                                                     2007              2006              2005
--------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                   $    88.1         $    67.7         $    62.1
Adjustments to reconcile net income to net cash:
      Amortization                                                                85.2              84.9              79.9
      Depreciation                                                                14.2              15.7              14.8
      Deferred taxes                                                               8.5              10.8               9.6
      Realized investment losses, net                                              2.7               5.3               3.5
      Policy acquisition costs capitalized                                       (80.8)            (90.6)            (99.2)
      Interest credited to deposit liabilities                                   241.0             235.8             187.5
      Fees charged to deposit liabilities                                        (78.1)            (76.6)            (55.8)
      Amortization and accrual of investment income                               (4.4)             (3.3)             (5.1)
      Increase (decrease) in insurance liabilities                               (24.9)            125.1             121.6
      Decrease in other assets                                                     1.6            (170.6)           (143.1)
      Increase (decrease) in other liabilities                                    28.0             (43.5)             14.4
--------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                        277.9             160.7             190.2

==========================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases:
      Fixed maturities, available-for-sale                                    (1,317.5)           (846.4)         (1,528.8)
      Equity securities                                                           (8.3)            (12.1)             (3.0)
      Mortgage loans                                                            (230.5)           (180.0)           (168.4)
      Real estate                                                                (14.6)             (2.1)             (5.2)
      Short-term and other invested assets                                       (13.7)             (3.4)             (4.7)
   Proceeds from sales, calls or maturities:
      Fixed maturities, available-for-sale                                       801.0             885.4           1,107.7
      Equity securities                                                           10.8               9.0               3.6
      Mortgage loans                                                             187.2             166.8             139.2
      Real estate                                                                  4.6               0.9               0.5
      Short-term and other invested assets                                        27.2               3.2               0.8
   Net transfer from disposal of financial institutions operations                   -              11.3                 -
   Transfer from indemnity reinsurance transactions, net                         551.9                 -             363.7
--------------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by investing activities                                  (1.9)             32.6             (94.6)
==========================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
      Deposits to insurance liabilities                                        2,025.6           1,854.1           1,652.0
      Withdrawals from insurance liabilities                                  (2,325.2)         (2,074.8)         (1,699.2)
      Other                                                                       10.8              (2.3)             (1.4)
--------------------------------------------------------------------------------------------------------------------------
Net cash used by financing activities                                           (288.8)           (223.0)            (48.6)
==========================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                             (12.8)            (29.7)             47.0
==========================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                      165.5             195.2             148.2
==========================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                        $   152.7         $   165.5         $   195.2
==========================================================================================================================
NON-CASH TRANSACTIONS RELATED TO THE INDEMNITY REINSURANCE TRANSACTIONS:
   Fixed maturities                                                          $       -         $       -         $ 1,287.4
   Policy loans                                                                   39.8                 -                 -
   Transfer of reserves, net                                                     591.7                 -           1,651.1
==========================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

    o Employee Benefits (formerly "Group") Operations offers traditional and voluntary group life, medical stop-loss, and disability products primarily to employer groups. These products are distributed through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.  SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    INVESTMENTS

    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.

    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $48.7 million and $46.0 million at December 31, 2007 and 2006, respectively. Depreciation expense for investment in real estate amounted to $2.9 million, $2.5 million and $2.4 million for 2007, 2006, and 2005, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

    DEFERRED POLICY ACQUISITION COSTS

    Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

    o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    o For universal life-type policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

    o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    o For miscellaneous group life and individual and group health policies, straight-line over the expected life of the policy.

    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income and Note 7
    - Valuation of Business Acquired.

    PROPERTY AND EQUIPMENT

    Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $110.8 million and $103.3 million as of December 31, 2007 and 2006, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2007, 2006 and 2005 was $11.3 million, $13.2 million and $12.4 million, respectively.

    ASSETS HELD IN SEPARATE ACCOUNTS

    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

    Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

    The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $17.3 million and $18.9 million at December 31, 2007 and 2006, respectively. The associated reserves for these guarantees were $4.7 million and $3.1 million as of December 31, 2007 and 2006, respectively.

    The Company defers certain sales inducements and amortizes them over the anticipated life of the policy as a result of the Company's adoption of SOP 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). Sales inducements deferred totaled $9.0 million, $7.4 million and $6.2 million for 2007, 2006 and 2005, respectively. Amounts amortized totaled $2.8 million, $1.6 million and $1.0 million for 2007, 2006 and 2005, respectively. The unamortized balance of deferred sales inducements are included in "Other assets" and totaled $26.2 million and $20.0 million at December 31, 2007 and 2006, respectively.

    INCOME TAXES

    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

    COMPREHENSIVE INCOME

    Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including minimum pension liability.

    RECLASSIFICATION

    Certain 2006 and 2005 financial statement balances have been reclassified to conform to the 2007 presentation.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    DERIVATIVES

    The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value. At December 31, 2007, the Company did not hold any derivative instruments or hedges.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    SFAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with SFAS No. 142. The Company performed this test during 2007 and 2006 and determined the carrying value of goodwill was not impaired.

    The Company ceased the amortization of goodwill as of January 1, 2002. Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $17.3 million at both December 31, 2007 and 2006.

    The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

    RECENT ACCOUNTING PRONOUNCEMENTS

    In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
    48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The guidance is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Company has adopted FIN 48, refer to Note 10-Federal Income Taxes for additional detail.

    In December 2007, the FASB issued FAS 141R, "Business Combinations" (SFAS
    141R). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information reported in the financial reports about a business combination and its effects. This statement is to be applied prospectively to business combinations in the first annual reporting period beginning on or after December 15, 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    The FASB issued FAS 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155) in February 2006 and is effective for 2007. SFAS 155 amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" and FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS 155 permits the fair value remeasurement of hybrid investments containing an embedded derivative. The Company's adoption of SFAS 155 did not have a material effect on the Company's consolidated financial statements.

    In September 2006, the FASB issued FAS 157, "Fair Value Measurements" (SFAS
    157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of December 31, 2007, the Company does not believe the adoption of SFAS 157 will have a material impact on the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on the statement of operations.

    In September 2006, the FASB issued FAS 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plan" (SFAS 158). This statement requires recognition of the overfunded or underfunded status of defined benefit pension and other postretirement plans as an asset or a liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. The statement also requires the measurement of the funded status of a plan as of the date of the balance sheet. The Company has adopted FAS 158, refer to Note 9-Benefits Plans for additional detail.

    In February 2007, the FASB issued FAS 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of SFAS 115" (SFAS 159). This standard permits entities to elect to measure financial instruments and certain other items at fair value. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Company is currently assessing the potential effects of SFAS 159 on the consolidated financial statements.

    In September 2005, the Accounting Standards Executive Committee issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1, internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The implementation of SOP 05-1 reduced retained earnings by $11.5 million, net of tax in 2007.

    In September 2006, the SEC issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). This guidance was issued in order to eliminate diversity of practice surrounding misstatements in financial statements. The provisions of SAB 108 have been adopted using the cumulative effect transition methodology in connection with the 2006 consolidated financial statements. The cumulative effects adjustment related to deferred taxes from a 2002 transaction that were previously considered immaterial, and resulted in a $7.1 million increase to a deferred tax asset and an increase to retained earnings.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

    Effective July 1, 2007, AUL and Transamerica Life Insurance Company entered into an agreement whereby AUL acquired, through an indemnity reinsurance transaction, a significant block of 403(b) business.

    The following table represents the assets and liabilities assumed:

(in millions)
--------------------------------------------------------------------
Total invested assets                                         $591.7
Deferred acquisition costs                                      65.6
Reinsurance receivable                                          76.4
--------------------------------------------------------------------
   Total assets acquired                                      $733.7
--------------------------------------------------------------------
Policy reserves                                               $656.1
Other liabilities and accrued expenses                          77.6
--------------------------------------------------------------------
   Total liabilities assumed                                  $733.7
====================================================================

    On May 1, 2006, AUL disposed of its Financial Institutions operations. This transaction included the Financial Institutions reporting unit consisting of CNL Financial Corporation (CNL) and its subsidiaries and all credit-related insurance business issued by AUL. The sale was a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's Financial Institutions business. The transaction did not result in a material gain or loss to the enterprise and resulted in net proceeds of $11.3 million received in 2006.

    In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7 - Value of Business Acquired for further detail regarding current VOBA activity.

    On July 1, 2002, Employers Reassurance Corporation ("ERAC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,357.5 million at December 31, 2007.

    As a result of the ERAC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $13.2 million, $4.8 million and $7.8 million of deferred gain amortization in 2007, 2006 and 2005, respectively, which is included in other income. The increase in 2007 deferred gain amortization was caused by a liability commutation arrangement agreed to by ERAC and a ceding company from the Long Term Care reinsurance business. The commutation extinguished the liability held by AUL and accelerated recognition of a portion of the deferred gain.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS

    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                     DECEMBER 31, 2007
-------------------------------------------------------------------------------------------------------
                                                                      GROSS UNREALIZED
DESCRIPTION OF SECURITIES                           AMORTIZED       --------------------          FAIR
(in millions)                                          COST         GAINS         LOSSES         VALUE
-------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                               $  159.9       $  4.6         $ 2.5       $  162.0
Corporate securities                                  5,318.1        129.9          66.2        5,381.8
Mortgage-backed securities                            1,812.7         24.5          11.7        1,825.5
-------------------------------------------------------------------------------------------------------
      Total fixed maturities                          7,290.7        159.0          80.4        7,369.3
Equity securities                                        35.5         12.3             -           47.8
-------------------------------------------------------------------------------------------------------
      Total                                          $7,326.2       $171.3         $80.4       $7,417.1
=======================================================================================================

                                                                     December 31, 2006
-------------------------------------------------------------------------------------------------------
                                                                      Gross Unrealized
Description of Securities                           Amortized        -------------------          Fair
(in millions)                                          Cost         Gains         Losses         Value
-------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                               $  197.2       $  4.4        $  3.7       $  197.9
Corporate securities                                  4,898.6        107.7          79.2        4,927.1
Mortgage-backed securities                            1,684.1         13.8          21.4        1,676.5
-------------------------------------------------------------------------------------------------------
      Total fixed maturities                          6,779.9        125.9         104.3        6,801.5
Equity securities                                        37.0         12.3             -           49.3
-------------------------------------------------------------------------------------------------------
      Total                                          $6,816.9       $138.2        $104.3       $6,850.8
=======================================================================================================

    The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2007:

-------------------------------------------------------------------------------------------------------------------
                                           LESS THAN 12 MONTHS        12 MONTHS OR MORE               TOTAL
                                          ----------------------    ----------------------    ---------------------
DESCRIPTION OF SECURITIES                    FAIR     UNREALIZED       FAIR     UNREALIZED       FAIR    UNREALIZED
(in millions)                               VALUE       LOSSES        VALUE       LOSSES        VALUE      LOSSES
-------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                    $   18.3        $ 1.0     $   50.1        $ 1.5     $   68.4        $ 2.5
Corporate securities                       1,090.4         25.7      1,195.4         40.5      2,285.8         66.2
Mortgage-backed securities                   363.3          3.7        358.7          8.0        722.0         11.7
-------------------------------------------------------------------------------------------------------------------
                                          $1,472.0        $30.4     $1,604.2        $50.0     $3,076.2        $80.4
===================================================================================================================

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2006:

-------------------------------------------------------------------------------------------------------------------
                                            Less Than 12 Months       12 Months or More               Total
                                          ----------------------    ----------------------    ---------------------
Description of Securities                    Fair     Unrealized       Fair     Unrealized       Fair    Unrealized
(in millions)                               Value       Losses        Value       Losses        Value      Losses
-------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                    $   25.4        $ 0.3     $   93.8        $ 3.4     $  119.2       $  3.7
Corporate securities                       1,162.1         17.0      1,746.9         62.2      2,909.0         79.2
Mortgage-backed securities                   465.5          4.9        614.8         16.5      1,080.3         21.4
-------------------------------------------------------------------------------------------------------------------
                                          $1,653.0        $22.2     $2,455.5        $82.1     $4,108.5       $104.3
===================================================================================================================

    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

    CORPORATE SECURITIES. The $66.2 million of gross unrealized losses is comprised of $60.1 million related to investment grade securities and $6.1 million related to below investment grade securities. Approximately $1.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $40.5 million of gross unrealized losses of 12 months or more crossed all sectors of business and were mostly interest related. There were no individual issuers with gross unrealized losses greater than $1.7 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

    MARKETABLE EQUITY SECURITIES. As of December 31, 2007, gross unrealized losses on equity securities were less than $.1 million. Based on a review of this information in conjunction with other factors outlined in the Company's policy related to other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

    The amortized cost and fair value of fixed maturity securities at December 31, 2007, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 AVAILABLE-FOR-SALE
                                         ---------------------------------
(in millions)                             AMORTIZED COST        FAIR VALUE
--------------------------------------------------------------------------
Due in one year or less                      $  265.3            $  265.5
Due after one year through five years         1,620.3             1,657.4
Due after five years through 10 years         2,189.3             2,203.8
Due after 10 years                            1,403.1             1,417.1
--------------------------------------------------------------------------
                                              5,478.0             5,543.8
Mortgage-backed securities                    1,812.7             1,825.5
--------------------------------------------------------------------------
                                             $7,290.7            $7,369.3
==========================================================================

    Net investment income for the years ended December 31, consisted of the following:

(in millions)                       2007         2006         2005
------------------------------------------------------------------
Fixed maturity securities         $405.7       $395.1       $334.5
Equity securities                    1.8          1.2          1.1
Mortgage loans                      99.1         99.5         97.7
Real estate                         16.9         16.1         15.8
Policy loans                        12.3         11.0         10.4
Other                               23.0         22.9         15.1
------------------------------------------------------------------
Gross investment income            558.8        545.8        474.6
Investment expenses                 24.5         23.2         22.7
------------------------------------------------------------------
Net investment income             $534.3       $522.6       $451.9
==================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Investment detail regarding fixed maturities for the years ended December 31, were as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities                  $329.2         $ 328.2         $ 598.1

Gross realized gains on the sale of fixed maturities                          1.8             2.5             0.9
Gross realized losses on sale of fixed maturities                            (3.6)          (10.1)           (4.9)

Change in unrealized appreciation                                            57.0          (111.4)         (144.4)
------------------------------------------------------------------------------------------------------------------

    The Company does not continue to accrue income on non-income producing investments. At December 31, 2007 the Company did not have any non-income producing fixed maturity investments. At December 31, 2006, the Company had one fixed maturity investment that was non-income-producing, with a total book value of $1 thousand.

    Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                   $(1.8)          $(7.6)          $(4.0)
Equity securities                                                             1.0             1.2             0.5
Real estate                                                                   2.8             1.1               -
Impairments                                                                  (4.7)              -               -
------------------------------------------------------------------------------------------------------------------
Realized investment losses                                                  $(2.7)          $(5.3)          $(3.5)
==================================================================================================================

    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2007, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Illinois where approximately 27 percent of the portfolio was invested. A total of 32 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

    The Company had outstanding mortgage loan commitments of approximately
    $42.7 million and $81.9 million at December 31, 2007 and 2006, respectively.

    The Company has no exposure to losses from subprime loans. To date, the Company has managed risk in the subprime market by avoiding these investments. Additionally, the Company had no investments in securitized assets that are supported by subprime or Alt-A loans. Within the mortgage-backed securities portfolio, all of the residential mortgages are guaranteed by one of the three government-sponsored enterprises (FNMA, FHLMS, or GNMA), with one exception. This exception is a $5.8 million investment in a senior tranche of a non-agency mortgage backed security that is backed by jumbo, prime loans.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5.  OTHER COMPREHENSIVE INCOME (LOSS)

    Accumulated other comprehensive income, at December 31, consisted of the following:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation:
   Fixed maturity securities                                               $ 78.6         $ 21.6          $133.0
   Equity securities                                                         12.3           12.3             9.5
Valuation adjustment                                                         (6.8)          (1.6)          (36.5)
Deferred taxes                                                              (29.6)         (11.4)          (37.8)
-----------------------------------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax                                    54.5           20.9            68.2
Benefit plans, net of tax                                                   (11.7)             -            (0.4)
-----------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                                     $ 42.8         $ 20.9          $ 67.8
=================================================================================================================

    The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Minimum pension liability adjustment,
  net of tax-2007, $0; 2006, ($0.2); 2005, ($5.2)                          $    -         $  0.4          $  9.6
Adoption of SFAS 158, net of tax-2007, $6.2                                 (11.7)             -               -
Unrealized appreciation on securities,
  net of tax-2007, ($18.2); 2006, $26.4; 2005, $31.9                         32.2          (52.3)          (61.7)
Reclassification adjustment for gains
  included in net income,
  net of tax-2007, ($0.8); 2006, ($2.6); 2005, ($1.3)                         1.4            5.0             2.5
-----------------------------------------------------------------------------------------------------------------
  Other comprehensive income (loss), net of tax                            $ 21.9         $(46.9)         $(49.6)
=================================================================================================================

6.  DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $600.6         $583.6          $509.3
Acquired deferred acquisition costs                                          65.6              -               -
Capitalization of deferred acquisition costs                                 80.8           90.6            99.2
Amortization of deferred acquisition costs                                  (77.4)         (76.1)          (76.9)
Adoption of SOP 05-1                                                        (17.4)             -               -
Disposal of credit insurance operations                                         -          (27.6)              -
Valuation adjustment                                                         (4.3)          30.1            52.0
-----------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $647.9         $600.6          $583.6
=================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7.  VALUATION OF BUSINESS ACQUIRED

    The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $109.8         $118.5          $  4.4
Acquisitions                                                                    -              -           117.1
Amortization                                                                 (7.8)          (8.7)           (3.0)
-----------------------------------------------------------------------------------------------------------------
   Subtotal                                                                 102.0          109.8           118.5
Valuation adjustment                                                          3.6            4.8               -
-----------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $105.6         $114.6          $118.5
=================================================================================================================

    The average expected life of VOBA varies by product, and is 26 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

    The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                       VOBA
(in millions)                                                      AMORTIZATION
--------------------------------------------------------------------------------
2008                                                                     $  6.7
2009                                                                        6.5
2010                                                                        6.2
2011                                                                        6.0
2012                                                                        5.6
2013 and thereafter                                                        71.0
--------------------------------------------------------------------------------
Total                                                                    $102.0
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.  INSURANCE LIABILITIES

    Insurance liabilities consisted of the following:

--------------------------------------------------------------------------------------------------------------------------------
                                                                    MORTALITY OR
                                                  WITHDRAWAL          MORBIDITY           INTEREST RATE           DECEMBER 31,
(in millions)                                     ASSUMPTION         ASSUMPTION             ASSUMPTION          2007       2006
--------------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
   Participating whole life contracts               COMPANY           COMPANY              2.5% to 6.0%    $   965.5   $  930.7
                                                  EXPERIENCE         EXPERIENCE
   Universal life-type contracts                      N/A                N/A                    N/A          1,780.0    1,706.3
   Other individual life contracts                  COMPANY           COMPANY              2.5% TO 6.0%        859.5      802.4
                                                  EXPERIENCE         EXPERIENCE
   Accident and health                                                COMPANY                   N/A            606.1      679.2
                                                      N/A            EXPERIENCE
   Annuity products                                   N/A                N/A                    N/A          5,151.9    4,712.9
   Group life and health                              N/A                N/A                    N/A            456.5      467.0
Other policyholder funds                              N/A                N/A                    N/A            205.5      212.4
Pending policyholder claims                           N/A                N/A                    N/A            245.6      264.1
--------------------------------------------------------------------------------------------------------------------------------
   Total insurance liabilities                                                                             $10,270.6   $9,775.0
================================================================================================================================

    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 24.9 percent and 24.3 percent of the total individual life insurance in force at both December 31, 2007 and 2006, respectively. These participating policies represented 33.7 percent and
    32.0 percent of statutory life net premium income for 2007 and 2006, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9.  BENEFIT PLANS

    The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in Other Benefits in the following disclosures.

    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. The life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2007 and 2006. Claims incurred for benefits are funded by Company contributions.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

    Obligations and Funded Status:

                                                             PENSION BENEFITS                   OTHER BENEFITS
                                                         -----------------------           -----------------------
(in millions)                                             2007            2006               2007            2006
------------------------------------------------------------------------------------------------------------------
Employer contributions                                   $ 0.7           $16.7             $  1.7          $  1.8
Employee contributions                                       -               -                1.3             1.2
Benefit payments                                           2.7             2.0                3.1             3.0
Funded status (deficit)                                   11.0             8.1              (39.2)          (40.2)
==================================================================================================================

    As previously discussed, the Company adopted the recognition and disclosure provisions of SFAS 158 on December 31, 2007. The measurement date was changed from September 30 to December 31 in 2007 for 'Other Benefits' resulting in a $0.4 million reduction to retained earnings. The incremental effect of applying SFAS 158 on individual line items to the balance sheet as of December 31, 2007 including tax effects is as follows:

                                                                 PRIOR TO          EFFECT OF          AS REPORTED
                                                                 ADOPTING           ADOPTING           UNDER SFAS
(in millions)                                                    SFAS 158           SFAS 158               158
------------------------------------------------------------------------------------------------------------------
Other assets                                                     $  106.6              (19.0)            $   87.6
Other liabilities (including deferred income taxes)                 360.9               (6.9)               354.0
Accumulated other comprehensive income                               54.5              (11.7)                42.8
Retained earnings                                                 1,278.4               (0.4)             1,278.0
==================================================================================================================

    Amounts recognized in the balance sheet:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
(in millions)                                             2007            2006               2007            2006
------------------------------------------------------------------------------------------------------------------
Other assets                                             $11.0           $32.7             $    -          $    -
Accrued benefit obligation                                   -               -              (39.2)          (40.6)
Accumulated other comprehensive income                       -               -                  -            (0.7)
------------------------------------------------------------------------------------------------------------------
Net amount recognized                                    $11.0           $32.7             $(39.2)         $(41.3)
------------------------------------------------------------------------------------------------------------------

    Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                             $25.2             n/a              $(0.3)            n/a
Net prior service costs (benefits)                        (1.2)            n/a               (0.7)            n/a
Net transition obligation                                 (5.0)            n/a                  -             n/a
------------------------------------------------------------------------------------------------------------------
Net amount recognized                                    $19.0             n/a              $(1.0)            n/a
==================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The following table represents plan assets and obligations for the defined benefit plan:

                                                                                                DECEMBER 31,
(in millions)                                                                              2007              2006
------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                             $116.3            $112.3
Accumulated benefit obligation                                                             98.5              93.5
Fair value of plan assets                                                                 127.3             120.4
==================================================================================================================

    The following table represents net periodic pension and other benefit costs expense:

                                                              PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
(in millions)                                            2007     2006     2005            2007     2006     2005

------------------------------------------------------------------------------------------------------------------
Decrease in minimum pension liability
   included in other comprehensive income, net of tax    $  -     $  -    $(9.3)           $  -    $(0.4)   $(0.3)
Net periodic benefit cost                                 3.5      6.7      6.4             4.6      5.0      5.7
==================================================================================================================

    Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is ($0.3) million, $1.2 million and ($0.2) million, respectively.

    Weighted-average assumptions used to determine benefit obligations at December 31:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
                                                          2007            2006               2007            2006
------------------------------------------------------------------------------------------------------------------
Discount rate                                             6.50%           6.15%              6.50%           5.80%
Rate of compensation increase                             4.00%           4.00%              4.00%           4.00%
==================================================================================================================

    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
                                                         2007     2006     2005            2007     2006     2005
------------------------------------------------------------------------------------------------------------------
Discount rate                                            6.15%    5.75%    6.15%           6.15%    5.50%    5.80%
Expected long-term return on plan assets                 8.75%    8.75%    8.75%               -        -        -
Rate of compensation increase                            4.00%    4.00%    4.00%           4.00%    4.00%    4.00%
==================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

    Assumed health care trend rates at December 31:

                                                                         2007              2006
------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                            10.00%            12.50%
Rate to which the cost trend rate is assumed to decline                  5.00%             5.00%
Year that the rate reaches the ultimate trend rate                        2013              2013
================================================================================================

    PLAN ASSETS

    The actual pension plan weighted-average asset allocations, by asset category, are 75 percent equity securities and 25 percent debt securities at both December 31, 2007 and 2006.

    The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.

    CONTRIBUTIONS

    The Company does not expect to contribute to its pension plan but does expect to contribute $2.4 million to its other postretirement benefit plans in 2008.

    ESTIMATED FUTURE BENEFIT PAYMENTS

    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                                            PENSION BENEFITS         OTHER BENEFITS
-------------------------------------------------------------------------------------------------
2008                                                            $2.5                   $2.3
2009                                                             2.8                    2.5
2010                                                             3.3                    2.6
2011                                                             3.7                    2.8
2012                                                             4.5                    3.3
Years 2013-2017                                                 32.2                   18.5
=================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. Beginning January 1, 2005 the Company began providing a match of 50 percent of employee contributions up to 7.0 percent of eligible earnings.
    Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.4 million, $2.5 million and $2.6 million in 2007, 2006 and 2005, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.3 million, $1.2 million and $1.1 million in 2007, 2006 and 2005, respectively.

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.5 million, $2.6 million and $1.4 million for 2007, 2006 and 2005, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Current                                                                     $23.9           $14.8           $15.5
Deferred                                                                      8.5            10.8             9.6
------------------------------------------------------------------------------------------------------------------
   Income tax expense                                                       $32.4           $25.6           $25.1
==================================================================================================================

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                                  $42.2           $32.7           $30.5
   Tax preferenced investment income                                         (7.9)           (7.3)           (4.9)
   Nondeductible goodwill expense                                               -               -            (0.4)
   Disposition of Financial Institutions operations                             -             1.6               -
   Credits available to offset tax                                           (2.2)           (1.8)              -
   Other                                                                      0.3             0.4            (0.1)
------------------------------------------------------------------------------------------------------------------
   Income tax expense                                                       $32.4           $25.6           $25.1
==================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The federal income tax (asset) liability which is included in other liabilities for the years ended December 31, were as follows:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
Current                                                                                     $(1.9)          $(5.9)
Deferred                                                                                     87.0            73.2
------------------------------------------------------------------------------------------------------------------
   Total federal income tax liability                                                       $85.1           $67.3
==================================================================================================================

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
Deferred tax assets
   Insurance liabilities                                                                   $125.5          $112.7
   Deferred gain on indemnity reinsurance (1)                                                23.6            28.2
   Employee benefit plans                                                                    17.3             7.9
   Other                                                                                     12.4            14.6
------------------------------------------------------------------------------------------------------------------
   Total deferred tax assets                                                                178.8           163.4
------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Deferred policy acquisition costs                                                        220.6           207.7
   Fixed assets and software                                                                 11.6            12.9
   Unrealized appreciation                                                                   29.6            11.4
   Other                                                                                      4.0             4.6
------------------------------------------------------------------------------------------------------------------
   Total deferred tax liabilities                                                           265.8           236.6
------------------------------------------------------------------------------------------------------------------
   Total net deferred liability                                                            $ 87.0          $ 73.2
==================================================================================================================

      (1) Includes a cumulative effect adjustment under SAB 108 of $7.1 million in 2006 related to a 2002 transaction. Refer to Note 2-Significant Accounting Policies for additional detail.

    Federal income taxes paid were $20.0 million and $23.1 million in 2007 and 2006, respectively.

    The Company has $9.4 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2019 and 2027.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax asset in doubt. Based upon best available information and expectations, management believes that it is more likely than not the deferred asset will be realized.

    As previously discussed, the Company adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) effective January 1, 2007. As of January 1, 2007 management reviewed open tax years for major jurisdictions and concluded that the adoption of FIN 48 resulted in no impact to the Company's financial position. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain tax positions. The Company is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The implementation of FIN 48 requires management to review all open tax years, for all major income taxing jurisdictions (including federal and state). Open tax years are those that are open to examination by the tax authorities (e.g. the last four tax year ends and the interim tax period since then). In September 2007, the Internal Revenue Service concluded its examination of the 2004 consolidated federal income tax return without assessment. The Company has not been formally apprised of the Service's intent to audit subsequent years.

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Direct premiums                                                           $ 466.1         $ 528.7         $ 567.9
Reinsurance assumed                                                         420.0           508.4           480.3
Reinsurance ceded                                                          (541.7)         (630.7)         (602.6)
------------------------------------------------------------------------------------------------------------------
   Net premiums                                                             344.4           406.4           445.6
------------------------------------------------------------------------------------------------------------------
   Reinsurance recoveries                                                 $ 424.4         $ 439.9         $ 386.1
==================================================================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 88 percent of the Company's December 31, 2007, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005 and the Transamerica 403(b) transaction in 2007.

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $93 million at December 31, 2007 compared to $107 million at December 31, 2006. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2007 or 2006 related to the September 11th tragedy.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through its membership in the Federal Home Loan Bank of Indiana (FHLB) for both AUL and State Life. FHLB membership provides ready access to funds and borrowing capacity.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments made were $14.0 million in both 2007 and 2006.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2007 and 2006 was $5.8 million in each year.

    Surplus Notes and Senior Notes:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                                                 $200.0          $200.0
Surplus notes, 7.75%, due 2026                                                               75.0            75.0
------------------------------------------------------------------------------------------------------------------
Total notes payable                                                                        $275.0          $275.0
==================================================================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
   SAP surplus                                                                           $  850.8        $  816.7
   Asset valuation reserve                                                                   62.1            57.9
   Deferred policy acquisition costs                                                        658.4           606.7
   Value of business acquired                                                               100.9           108.2
   Adjustments to policy reserves                                                          (189.9)         (160.3)
   Interest maintenance reserves                                                             22.0            27.9
   Unrealized gain on invested assets, net                                                   54.5            20.9
   Surplus notes                                                                            (75.0)          (75.0)
   Deferred gain on indemnity reinsurance                                                   (67.5)          (80.7)
   Deferred income taxes                                                                    (87.0)          (87.7)
   Other, net                                                                                 8.5)          (11.9)
------------------------------------------------------------------------------------------------------------------
   GAAP equity                                                                           $1,320.8        $1,222.7
==================================================================================================================

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
   SAP net income (loss)                                                    $76.0          $ 91.8          $(10.6)
   Deferred policy acquisition costs                                         24.0             0.7            20.4
   Value of business acquired (1)                                            (7.3)           (8.2)           67.1
   Adjustments to policy reserves                                            12.2            16.3             6.7
   Deferred income taxes                                                     (8.5)          (10.8)           (9.6)
   Disposition of Financial Institutions operations                             -           (10.8)           (1.0)
   Other, net                                                                (8.3)          (11.3)          (10.9)
------------------------------------------------------------------------------------------------------------------
   GAAP net income                                                          $88.1          $ 67.7          $ 62.1
==================================================================================================================

      (1) 2005 contains a ceding commission of $68.4 million on acquisition of business, less amortization, which resulted in the statutory net loss in 2005.

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.8 million and $28.7 million at December 31, 2007 and 2006, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $35 million and $40 million in dividends to OneAmerica in 2007 and 2006, respectively. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $88 million in 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

    The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and contract loans approximate the carrying amounts reported in the balance sheet. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                         2007                      2006
------------------------------------------------------------------------------------------------------------------
                                                                 CARRYING                  CARRYING
(in millions)                                                      AMOUNT    FAIR VALUE      AMOUNT    FAIR VALUE
------------------------------------------------------------------------------------------------------------------
Fixed maturity securities - available-for-sale                   $7,369.3      $7,369.3    $6,801.5      $6,801.5
Equity securities                                                    47.8          47.8        49.3          49.3
Mortgage loans                                                    1,394.6       1,444.4     1,351.3       1,372.4
Policy loans                                                        225.3         225.3       179.0         179.0
Surplus notes and notes payable                                     275.0         279.9       275.0         293.5
Short-term & other invested assets                                    9.8           9.8        22.1          22.1
==================================================================================================================

 Part C: Other Information


Item 24.  Financial Statements and Exhibits


 (a)  Financial Statements


     1.   Included in Prospectus (Part A):


          Condensed Financial Information (8)


     2.   Included in Statement of Additional Information (Part B):


          (a)  Financial Statements of OneAmerica Financial Partners, Inc. (8)


               Report of Independent Auditors


               Consolidated Balance Sheets as of December 31, 2007 and 2006


               Consolidated  Statements of Operations  for years ended  December

               31, 2007 and 2006


               Consolidated  Statements of Changes in  Shareholder's  Equity and

               Comprehensive Income as of December 31, 2007, 2006 and 2005


               Consolidated  Statements  of  Cash  Flows  for  the  years  ended

               December 31, 2007, 2006 and 2005


               Notes to Consolidated Financial Statements


          (b)  Financial  Statements of AUL American Individual Variable Annuity

               Unit  Trust (8)


               A  Message  from the  Chairman, President  & CEO of  American

               United  Life Insurance Company(R)


               Report of Independent Registered Public Accounting Firm


               Statements of Net Assets as of December 31, 2007


               Statements of Operations for the year ended December 31, 2007


               Statements  of Changes in Net Assets as of December  31, 2007 and

               2006

               Notes to Financial Statements






(b)  Exhibits


     1.   Resolution  of  the  Executive   Committee  of  American  United  Life
          Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust (1)


     2.   Not applicable


     3.   Underwriting Agreements


          3.1  Distribution  Agreement  between  American  United Life Insurance

               Company(R) and OneAmerica Securities, Inc. (3)


          3.2  Form of Selling Agreement (5)


     4.   Individual Variable Annuity Contract Forms


          4.1 Flexible Premium Variable Annuity Contract FPIVA99 as amended by Substitute Pages for Flexible Premium Variable Annuity Contract IVA2002 (1)


          4.2  Enhanced Death Benefit Rider (1)


          4.3  Guaranteed Minimum Annuitization Benefit Rider (1)


          4.4  Long Term Care Facility & Terminal Illness Benefit Rider (1)


          4.5  Policy Death Benefit Endorsement (1)


          4.6  Extra Credit Premium Rider (1)


          4.7  Withdrawal Charge Reduction Rider (1)


          4.8  Earnings Benefit Rider (1)


          4.9  Enhanced Earnings Benefit Rider (1)

          4.10 Lifetime Guaranteed Minimum Withdrawal Benefit Rider (7)

          4.11 Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider (7)


     5.   Individual Variable Annuity Enrollment Form (1)


     6.   Certificate of Incorporation and By-Laws of the Depositor


          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)


          6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)


          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) (3)


          6.4 Second Amended and Restated Bylaws of American United Life Insurance Company(R) (3)


     7.   Not applicable


     8.   Form of Participation Agreements:


          8.1  Form of Participation Agreement with Alger American Fund (1)

          8.2 Form of Participation Agreement with American Century Variable Portfolios (1)


          8.3 Form of Participation Agreement with Calvert Variable Series, Inc. (1)


          8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)


          8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)


          8.6  Form of Participation Agreement with Janus Aspen Series (1)


          8.7  Form of Participation Agreement with PBHG Funds, Inc. (1)

          8.8 Form of Participation Agreement with Safeco Resource Series Trust (1)


          8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (1)


          8.10 Form of Participation Agreement with INVESCO Variable Investment Funds, Inc. (1)


          8.11 Form of Amendment to the Participation Agreement between American United Life Insurance Company(R) and PBHG Insurance Series Fund (2)


          8.12 Form of Participation Agreement between American United Life Insurance Company(R) and Neuberger Berman Advisers Management Trust (2)


          8.13 Form of Participation Agreement between American United Life Insurance Company(R) and AIM Variable Insurance Funds (3)

          8.14 Form of  Participation  Agreement  between  American  United Life
               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and
               Dreyfus Variable Investment Fund (3)


          8.15 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (4)


          8.16 Form   of   Participation   Agreement   between   Pioneer   Funds
               Distributor,    Inc.   and   American   United   Life   Insurance
               Company(R) (4)


          8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (4)


          8.18 Form  of  Addendum  to the  Account  Services  Agreement  between
               American   United  Life   Insurance   Company(R)   and  Thornburg
               Investment Management, Inc. (4)


          8.19 Form of Participation Agreement between American United Life Insurance Company(R) and the Timothy Plan (4)


          8.20 Form of Participation Agreement between American United Life Insurance Company(R) and Vanguard Variable Insurance Fund (4)

          8.21 Form of Participation Agreement between American United Life

               Insurance Company, Columbia Funds Variable Insurance Trust,

               Columbia Management Advisors, LLC and Columbia Management

               Distributors (8)

          8.22 Form of Participation Agreement between American United Life

               Insurance Company, Royce Captial Fund and Royce Fund Services,

               Inc.(8)

          8.23 Form of Participation Agreement between American United Life

               Insurance Company,Franklin Templeton Variable Insurance Products

               Trust and Franklin/Templeton Distributors, Inc. (8)

          8.24 Form of Participation Agreement between American United Life

               Insurance Company(R) and AllianceBernstien (8)



     9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (1)


     10.  Miscellaneous Consents


          10.1 Consent of Independent Auditors (8)


          10.2 Powers of Attorney (7)


          10.3 Rule 483 Certified Resolution (8)


     11.  Not applicable


     12.  Not applicable



--------------------------------------------------------------------------------


(1)  Filed with the Registrant's Registration Statement on September 5, 2002


(2)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  1  to  the
     Registration Statement on April 30, 2003


(3)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  2  to  the
     Registration Statement on April 28, 2004


(4)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  3  to  the
     Registration Statement on April 29, 2005


(5)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  5  to  the
     Registration Statement on April 28, 2006


(6)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the
     Registration Statement on May 1, 2007

(7)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  7  to  the
     Registration  Statement on November 7, 2007

(8)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  9  to  the
     Registration Statement on May 1, 2008

Item 25. Directors and Officers of AUL




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present);
                                   President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 26. Persons Controlled by or Under Common Control with Registrant


AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government,  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division,  all  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  was  transferred  to GE

Employers Reinsurance  Corporation on July 1, 2002.  AUL has a

100% equity interest in AUL Reinsurance Management Services Canada, Ltd.


FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on

December 31, 2002 and is a company  domiciled  in the Turks and Caicos,  British

West Indies  whose  business is the  reinsurance  of credit life and  disability risks issued  through its parent,  Fifth-Third  Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions,  debts,  liabilities,  etc., of the former entity.  AUL received  260 shares of  preferred  stock of Fountain  Square,  in exchange  for

26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the  outstanding  stock of Fountain Square as it owned in

Fountain Square Insurance  Company.  The Fountain Square Insurance Company stock was  valued at  $96.16  per share  and the  Fountain  Square  stock is valued at

$9,616.00  per share.  On December 23,  2003,  AUL  invested  $2,501,031.75  and received 260 shares of preferred  stock in Fountain  Square.  As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.


OLD KENT FINANCIAL LIFE  INSURANCE  COMPANY ("Old Kent") is an Arizona  domestic insurance  company  whose  business  is  the  reinsurance  of  credit  life  and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16,

2001 AUL invested  $2,500,000 and received  26,000 shares of preferred  stock in

Old Kent,  until then a wholly-owned  subsidiary of Fifth-Third  Banc Corp. On

September 25, 2007, Old Kent exercised a call option for all 26,000 shares of preferred stock to Old Kent for $2,500,000. As a result of the  transaction, AUL no longer has any equity  interest in that company.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2007,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  66.8 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2007.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.86% equity interest in the fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2007, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2007, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT,  AUL  AMERICAN  INDIVIDUAL  VARIABLE  ANNUITY  UNIT TRUST  (File No.

811-9193),  AUL  AMERICAN  INDIVIDUAL  UNIT TRUST  (File No.  811-8536)  and AUL

AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL,  organized for the purpose of the sale of individual and group variable annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.



Item 27. Number of Contractowners


As of April 24, 2007, AUL has issued 16,609 Individual variable annuity contracts associated with the Registrant, 1,134 of which are the No Withdrawal Charge contracts (DirectPoint); 4,898 of which are the SelectPoint contracts; 9,284 of which are the StarPoint contracts; and, 1,293 were Voyage Protector contracts.



Item 28. Indemnification


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 29. Principal Underwriters


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL American  Individual Unit Trust (File No. 811-08536),  AUL

          American Unit Trust (File No.  811-05929) and AUL American  Individual

          Variable Life Unit Trust (File No. 811-08311).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          George H. Brandt                         Vice President& Chief Marketing Officer

          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Mark A. Wilkerson                        Director

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------


* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282




     (c)  Not applicable


Item 30. Location of Accounts and Records


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.



Item 31. Management Services


There are no  management-related  service  contracts  not discussed in Part A or

Part B.

Item 32. Undertakings


The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted under  the  variable  annuity  contracts  are  reasonable  in  relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES



As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this   post-effective   amendment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this 1st day of May 2008.



                             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*
                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*
                                    Title: Chairman, President & CEO



         /s/ Richard M. Ellery
* By:   _______________________________
        Richard M. Ellery as Attorney-in-fact


Date: May 1, 2008



As required by the Securities Act of 1933, this post effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----

_______________________________     Director, Chief           May 1, 2008
J. Scott Davison*                   Financial Officer


_______________________________     Director                  May 1, 2008
Constance E. Lund*


_______________________________     Director                  May 1, 2008
Dayton H. Molendorp*


_______________________________     Director                  May 1, 2008
Mark C. Roller*


_______________________________     Director                  May 1, 2008
G. David Sapp*


_______________________________     Director                  May 1, 2008
Thomas M. Zurek*


/s/ Richard M. Ellery
_______________________________
*By: Richard M. Ellery Attorney-in-fact


Date: May 1, 2008

                                  EXHIBIT LIST



 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit

----------------      ---------------

     8.21 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors

     8.22 Form of Participation Agreement between American United Life Insurance Company, Royce Captial Fund and Royce Fund Services, Inc.(9)

     8.23 Form of Participation Agreement between American United Life Insurance Company,Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (9)

     8.24 Form of Participation Agreement between American United Life Insurance Company(R) and AllianceBernstien

    10.1  Consent of Independent Auditors

    10.4   Rule 483 Certified Resolution